UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Jessica R. Droeger

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS EQUITY FUNDS

Semiannual Report dated January 31, 2007	For investors seeking long-term capital appreciation.

Nuveen Investments

Equity Funds

Nuveen Santa Barbara Growth Fund

Nuveen Santa Barbara Dividend Growth Fund

Nuveen Rittenhouse Growth Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Dear Shareholder,

Detailed information on your Fund’s performance can be found in the Portfolio Managers’ Comments and Fund Spotlight sections of this report. The Nuveen Santa Barbara Growth Fund and Nuveen Santa Barbara Dividend Growth Fund feature portfolio management by Santa Barbara Asset Management, while the Nuveen Rittenhouse Growth Fund is sub-advised by Rittenhouse Asset Management, Inc. I urge you to take the time to read the portfolio managers’ comments.

With the recent volatility in the market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

March 15, 2007

“No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals.”

Semiannual Report  l  Page 1

Portfolio Managers’ Comments

The Nuveen Santa Barbara Growth Fund and Nuveen Santa Barbara Dividend Growth Fund feature management by Santa Barbara Asset Management, while the Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Asset Management, Inc. Both managers are affiliates of Nuveen Investments, Inc. We recently spoke with Michael Mayfield, co-portfolio manager for the Nuveen Santa Barbara Growth Fund; James Boothe, CFA, portfolio manager for the Nuveen Santa Barbara Dividend Growth Fund, and James Jolinger, co-portfolio manager of the Nuveen Rittenhouse Growth Fund, about the key investment strategies and performance of the Funds for the six-month period ended January 31, 2007.

How did the Funds perform during the period ended January 31, 2007?

The table on page three provides performance information for the three Funds (Class A shares at net asset value) for the six-month, one-year, five-year and since inception periods ended January 31, 2007. The table also compares the Funds’ performance to appropriate benchmarks.

Class A shares at net asset value for the Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Dividend Growth Fund and Nuveen Rittenhouse Growth Fund each had positive performance on an absolute basis, but underperformed their comparative benchmarks for the six-month period ended January 31, 2007. A more detailed account of each Funds’ relative performance is provided later in the report.

What strategies were used to manage the Funds during the reporting period? How did these strategies influence performance?

Nuveen Santa Barbara Growth Fund

The underperformance of the Nuveen Santa Barbara Growth Fund can be attributed to several factors. A continued rally in the small-cap, cyclical, and low quality names as well as negative stock selection all hurt performance. The period was particularly difficult as low quality companies were rewarded with superior performance relative to their higher quality counterparts. The Fund has limited exposure to what we believe are low quality stocks as the focus lies on companies that are able to grow their earnings in a consistent and stable manner. Also, with the exception of the energy sector, the Fund had negative stock selection in each sector during the reporting period.

The Fund’s strategy remained unchanged during the reporting period. We added a number of new companies during the period across a wide range of sectors. The additions to the portfolio were a result of bottom-up stock picking as opposed to exploiting any broad market forecasts. We established a new position in IAC Interactive, an old media company that is in the midst of transformation to an online interactive commerce company focused on consumers. The company generates revenues and profits from a well-diversified portfolio of companies. Another recent purchase was in the consumer discretionary sector. Stanley Works has slowly evolved its business from a pure tool manufacturer, by developing, both organically and through acquisition, to a full service security division. The transition has allowed the company to diversify its customer base and increase top line growth. With room to grow both domestically and internationally in the security segment, we believe the company appears to be positioned to increase revenues and margins.

The consumer discretionary sector experienced strong appreciation, with solid performance from several long term holdings. After several years of lackluster performance from Dollar General, the market has begun to react favorably to management’s transparency regarding margins and inventory concerns. (After the end of the reporting period, Dollar General agreed to a takeover deal with a private equity firm). Accenture, another of the Fund’s holdings, was one of the stronger performers, even though the technology sector lagged the benchmark during the reporting period. We believe the company stands to benefit from strong global demand in technology, outsourcing and traditional consulting. We continue to own both stocks.

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

Semiannual Report  l  Page 2

Class A Shares

Total Returns as of 1/31/07

		Average Annual
	Cumulative 6-Month	1-Year	5-Year	Since inception*
Nuveen Santa Barbara Growth Fund
A Shares at NAV	8.91%	NA	NA	2.70%
A Shares at Offer	2.65%	NA	NA	-3.20%
Lipper Multi-Cap Core Funds Index[1]	14.71%	NA	NA	10.44%
Russell 1000 Growth Index[2]	15.12%	NA	NA	8.52%
Nuveen Santa Barbara Dividend Growth Fund
A Shares at NAV	9.44%	NA	NA	16.39%
A Shares at Offer	3.14%	NA	NA	9.70%
Lipper Equity Income Funds Index[3]	13.01%	NA	NA	14.41%
S&P 500 Index[4]	13.75%	NA	NA	12.80%
Nuveen Rittenhouse Growth Fund
A Shares at NAV	12.24%	11.53%	0.69%	1.64%
A Shares at Offer	5.77%	5.14%	-0.49%	0.98%
Lipper Large-Cap Growth Funds Index[5]	13.57%	4.57%	3.00%	2.71%
Russell 1000 Growth Index[2]	15.12%	9.95%	3.58%	3.24%
Russell Top 200 Growth Index[6]	14.74%	10.71%	1.83%	2.20%
S&P 500 Index[4]	13.75%	14.51%	6.82%	6.07%

*Since inception returns for the Nuveen Santa Barbara Growth Fund and Nuveen Santa Barbara Dividend Growth Fund are as of 3/28/2006 and for the Nuveen Rittenhouse Growth Fund are as of 12/31/1997.

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Energy was the only sector in which the Fund had positive stock selection over the past six months, as the rest of the sectors operated as a drag on performance. The health care sector was the largest detractor to performance as the Fund maintained an overweight position and underperformed that sector in the benchmark. Quest Diagnostics was one of the weakest performer during the period, as management announced the loss in October of their United Healthcare contract. We continue to hold this stock. Another sector that had a negative impact on performance was consumer staples. On an absolute basis, this was the worst performing sector, with the majority of the under performance being attributed to one stock. Whole Foods, which was one of the best performing stocks in 2005, has

1	The Lipper Multi-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The since inception data for the index represents returns for the period 3/31/06 – 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The since inception data for the index represents returns for the period 3/31/06 – 1/31/07 for the Nuveen Santa Barbara Growth Fund and 12/31/97 – 1/31/07 for the Nuveen Rittenhouse Growth Fund, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

3	The Lipper Equity Income Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Equity Income Funds category. The since inception data for the index represents returns for the period 3/31/06 – 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

4	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The since inception data for the index represents returns for the period 3/31/06 – 1/31/07 for the Nuveen Santa Barbara Dividend Growth Fund and 12/31/97 – 1/31/07 for the Nuveen Rittenhouse Growth Fund, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
5	The Lipper Large-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The since inception data for the index represents returns for the period 12/31/97 – 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

6	The Russell Top 200 Growth Index measures the performance of those Russell Top 200 companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The since inception data for the index represents returns for the period 12/31/97 – 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

Semiannual Report  l  Page 3

experienced slowing same store sales growth as capital expenditures continue to increase. Along with these headwinds, the company faces increased competition in the organic food space and longer store development periods. After the end of the reporting period we eliminated our position in this holding.

Nuveen Santa Barbara Dividend Growth Fund

The primary reason for the underperformance of the Nuveen Santa Barbara Dividend Growth Fund was due to an underweighting in the technology and consumer discretionary sectors, which were two of the best performing sectors during the reporting period. Our strategy remained consistent during the period as we looked to purchase stocks growing their dividends. The portfolio is designed to have an above average yield and lower volatility. This conservative strategy did not perform as well as aggressive investment strategies as investors were seemingly willing to take on more risk.

We looked to diversify the portfolio more and increase the health care holdings after selling our position in Bristol Meyers. Abbott Labs, a stock with a solid yield and good earnings prospects, was added during the reporting period. Another addition to the portfolio was a unique technology stock, Microchip Technology, which had what we believed to be an attractive dividend in a more stable segment of the semiconductor industry. We were cautious on the chemicals industry, so we eliminated our position in Dow Chemical. The utilities sector weighting was also reduced after a big run for this group. Florida Power & Light and AT&T were two of the Fund’s better performing stocks during the period as both companies reported strong earnings. Equitable Resources also was a good performer as it had success in its natural gas drilling activity. The Fund still owns all three stocks. Two holdings that detracted from performance were TXU and Eli Lilly, both of which we continue to own. TXU underperformed due to lower reported earnings which surprised investors. Eli Lilly is still addressing litigation issues pertaining to their flagship product.

Nuveen Rittenhouse Growth Fund

After generating strong relative performance earlier in the year when the equity markets struggled, the Nuveen Rittenhouse Growth Fund found it difficult to keep up with the strong surge later in the year given our conservative approach. Over the six month reporting period, the market has favored smaller and more aggressive stocks rather than the high quality growth stocks central to our investment approach. Our holdings in the health care and industrial sectors and our underweighted position in the consumer discretionary stocks contributed to underperformance.

We identified a number of stocks in the financial service sector and selective areas of the technology and health care industries that offered strong growth prospects that we believed were overlooked by investors. We identified opportunities in the securities brokerage industry, which is enjoying strong secular growth in the overseas capital markets thanks to continued financial innovation and disintermediation. Morgan Stanley, one of our brokerage holdings, benefited from strong international growth given its dominant market position in Europe and improvements in the company’s risk and expense control following a change in management. Certain technology companies are enjoying strong sustainable growth in their core business, such as EMC in the fast growing storage market, and Nokia in the expanding wireless communication sector.

We favored stocks in the financial service, health care and technology sectors where the growth prospects were robust and sustainable. We have been more cautious on the consumer discretionary sector and more cyclical and commodity oriented areas of the market such as energy and basic materials in light of high investor expectations and our guarded view on the sectors’ long term earnings prospects.

Our best investment ideas during the last six month period included Cisco Systems, Microsoft Corp., Citigroup and Goldman Sachs. Cisco

benefited from rising demand for bandwith as a result of the rapid adoption of newer internet

Semiannual Report  l  Page 4

applications such as video. Microsoft rebounded in anticipation of Vista, their new operating system, and management’s greater focus on capital allocation and share repurchases. Citigroup rallied as investors discounted the benefits of a more stable interest margin, greater expense discipline and continued strong earnings from the company’s capital markets and international consumer businesses. Goldman Sachs generated stronger than expected earnings from its trading and investment banking businesses thanks to robust market conditions and share gains in faster growing lines. The Fund still owns all four companies but has taken profits by reducing positions in each stock except Microsoft.

Some energy names, such as Baker Hughes, detracted from performance as the price of crude oil fell over the reporting period. The Fund maintains a relatively small holding in Baker Hughes after significantly reducing the position at the beginning of the period. A reduced position in Caterpillar hurt performance as the stock declined after posting strong performance in the first half of 2006.

Semiannual Report  l  Page 5

Fund Spotlight as of 1/31/07 Nuveen Santa Barbara Growth Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$20.54	$20.41	$20.41	$20.57
Latest Ordinary Income Distribution[1]	—	—	—	$0.0154
Inception Date	3/28/06	3/28/06	3/28/06	3/28/06

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	2.70%	-3.20%

B Shares	w/o CDSC	w/CDSC
Since Inception	2.05%	-2.95%

C Shares	NAV	w/CDSC
Since Inception	2.05%	1.05%

R Shares	NAV
Since Inception	2.93%

Top Five Common Stock Holdings[2]
Accenture Limited	3.2%
AFLAC Incorporated	2.9%
Quest Diagnostics Incorporated	2.8%
Western Union Company	2.6%
Intel Corporation	2.6%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	1.35%	-4.48%

B Shares	w/o CDSC	w/CDSC
Since Inception	0.80%	-4.20%

C Shares	NAV	w/CDSC
Since Inception	0.80%	-0.20%

R Shares	NAV
Since Inception	1.58%

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$2,238
Number of Common Stocks	51
Expense Ratio[3]	1.17%

1	Paid on December 29, 2006, if any.

2	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

3	Class A shares after credit/reimbursement for the six months ended January 31, 2007.

Semiannual Report  l  Page 6

Fund Spotlight as of 1/31/07 Nuveen Santa Barbara Growth Fund

Industries[1]
Health Care Equipment & Supplies	17.3%
Commercial Services & Supplies	9.8%
IT Services	6.1%
Media	5.2%
Insurance	5.0%
Communications Equipment	4.6%
Food & Staples Retailing	4.4%
Semiconductors & Equipment	4.4%
Commercial Banks	4.2%
Machinery	4.2%
Air Freight & Logistics	3.8%
Specialty Retail	3.4%
Health Care Providers & Services	3.1%
Hotels, Restaurants & Leisure	3.1%
Consumer Finance	2.6%
Oil, Gas & Consumable Fuels	2.5%
Internet & Catalog Retail	2.4%
Other	13.9%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,089.10	$1,085.10	$1,085.10	$1,090.30	$1,019.31	$1,015.58	$1,015.58	$1,020.62
Expenses Incurred During Period	$6.16	$10.04	$10.04	$4.79	$5.96	$9.70	$9.70	$4.63

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.91%,1.91% and .91% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 7

Fund Spotlight as of 1/31/07 Nuveen Santa Barbara Dividend Growth Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$22.89	$22.87	$22.87	$22.90
Latest Ordinary Income Distribution[1]	$0.3809	$0.2583	$0.2583	$0.4219
Inception Date	3/28/06	3/28/06	3/28/06	3/28/06

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	16.39%	9.70%

B Shares	w/o CDSC	w/CDSC
Since Inception	15.66%	10.66%

C Shares	NAV	w/CDSC
Since Inception	15.66%	14.66%

R Shares	NAV
Since Inception	16.65%

Top Five Common Stock Holdings[2]
Loews Corp – Carolina Group	4.1%
FPL Group Inc.	4.1%
AT&T Inc.	3.7%
ChevronTexaco Corporation	3.6%
Becton Dickinson & Company	3.5%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	14.30%	7.73%

B Shares	w/o CDSC	w/CDSC
Since Inception	13.64%	8.64%

C Shares	NAV	w/CDSC
Since Inception	13.64%	12.64%

R Shares	NAV
Since Inception	14.51%

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$1,163
Number of Common Stocks	30
Expense Ratio[3]	1.19%

1	Ordinary income distribution consists of short-term capital gains paid on December 18, 2006, and ordinary income paid on December 29, 2006, if any.

2	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

3	Class A shares after credit/reimbursement for the six months ended January 31, 2007.

Semiannual Report  l  Page 8

Fund Spotlight as of 1/31/07 Nuveen Santa Barbara Dividend Growth Fund

Industries[1]
Electric Utilities	13.8%
Oil, Gas & Consumable Fuels	13.6%
Commercial Banks	13.4%
Tobacco	7.6%
Pharmaceuticals	6.4%
Thrifts & Mortgage Finance	5.7%
Diversified Telecommunication Services	3.7%
Health Care Equipment & Supplies	3.5%
Media	3.5%
Insurance	3.4%
Diversified Financial Services	3.4%
Beverages	3.3%
Commercial Services & Supplies	3.2%
Aerospace & Defense	3.2%
Other	12.3%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,094.40	$1,090.10	$1,090.10	$1,095.80	$1,019.21	$1,015.43	$1,015.43	$1,020.52
Expenses Incurred During Period	$6.28	$10.22	$10.22	$4.91	$6.06	$9.86	$9.86	$4.74

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.19%, 1.94%, 1.94% and .93% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 9

Fund Spotlight as of 1/31/07 Nuveen Rittenhouse Growth Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$23.11	$21.59	$21.61	$23.64
Inception Date	12/31/97	12/31/97	12/31/97	12/31/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 1/31/07

A Shares	NAV	Offer
1-Year	11.53%	5.14%
5-Year	0.69%	-0.49%
Since Inception	1.64%	0.98%

B Shares	w/o CDSC	w/CDSC
1-Year	10.66%	6.66%
5-Year	-0.07%	-0.27%
Since Inception	0.97%	0.97%

C Shares	NAV
1-Year	10.71%
5-Year	-0.07%
Since Inception	0.89%

R Shares	NAV
1-Year	11.83%
5-Year	0.93%
Since Inception	1.89%

Top Five Common Stock Holdings[1]
Citigroup Inc.	3.9%
General Electric Company	3.8%
Microsoft Corporation	3.7%
Procter & Gamble Company	3.7%
Novartis AG, ADR	3.2%

Average Annual Total Returns as of 12/31/06

A Shares	NAV	Offer
1-Year	9.73%	3.40%
5-Year	-0.17%	-1.34%
Since Inception	1.49%	0.83%

B Shares	w/o CDSC	w/CDSC
1-Year	8.84%	4.84%
5-Year	-0.92%	-1.12%
Since Inception	0.82%	0.82%

C Shares	NAV
1-Year	8.89%
5-Year	-0.92%
Since Inception	0.74%

R Shares	NAV
1-Year	9.96%
5-Year	0.07%
Since Inception	1.74%

Portfolio Allocation1

Portfolio Statistics
Net Assets ($000)	$126,194
Number of Common Stocks	63
Expense Ratio[2]	1.46%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

2	Class A shares after credit/reimbursement for the six months ended January 31, 2007.

Semiannual Report  l  Page 10

Fund Spotlight as of 1/31/07 Nuveen Rittenhouse Growth Fund

Industries[1]
Pharmaceuticals	7.8%
Communications Equipment	6.4%
Oil, Gas & Consumable Fuels	5.7%
Capital Markets	5.6%
Computers & Peripherals	5.3%
Software	4.5%
Media	4.5%
Diversified Financial Services	3.9%
Industrial Conglomerates	3.8%
Household Products	3.7%
Insurance	3.6%
Biotechnology	3.1%
Aerospace & Defense	3.0%
Semiconductors & Equipment	3.0%
Health Care Providers & Services	2.8%
Commercial Banks	2.7%
Multiline Retail	2.4%
Specialty Retail	2.4%
Beverages	2.3%
Food & Staples Retailing	2.1%
Health Care Equipment & Supplies	2.1%
Electrical Equipment	2.1%
Energy Equipment & Services	2.1%
Short-Term Investments	1.5%
Other	13.6%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,122.40	$1,117.50	$1,118.00	$1,123.60	$1,017.85	$1,014.01	$1,014.01	$1,019.11
Expenses Incurred During Period	$7.81	$11.85	$11.85	$6.48	$7.43	$11.27	$11.27	$6.16

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.46%, 2.22%, 2.22% and 1.21% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 11

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 95.6%

	Aerospace & Defense – 1.9%

615	United Technologies Corporation	$41,832
	Air Freight & Logistics – 3.6%

735	Expeditors International of Washington Inc.	31,377

455	FedEx Corporation	50,232
	Total Air Freight & Logistics	81,609

	Capital Markets – 1.7%

360	Legg Mason, Inc.	37,746
	Commercial Banks – 4.1%

825	Bank of America Corporation	43,379

1,320	Wells Fargo & Company	47,414
	Total Commercial Banks	90,793

	Commercial Services & Supplies – 9.4%

1,100	Automatic Data Processing, Inc.	52,492

1,050	Cintas Corporation	43,208

1,150	Paychex, Inc.	46,012

985	Waste Management, Inc.	37,410

895	Zebra Technologies Corporation, Class A, (1)	31,030
	Total Commercial Services & Supplies	210,152

	Communications Equipment – 4.4%

2,465	Motorola, Inc.	48,930

1,330	QUALCOMM Inc.	50,088
	Total Communications Equipment	99,018

	Computers & Peripherals – 1.0%

380	Lexmark International, Inc., (1)	23,951
	Construction & Engineering – 1.2%

325	Jacobs Engineering Group Inc., (1)	29,429
	Consumer Finance – 2.5%

2,530	Western Union Company	56,520
	Electronic Equipment & Instruments – 2.1%

690	Millipore Corporation, (1)	47,251
	Food & Staples Retailing – 4.2%

1,120	Sysco Corporation	38,696

825	Walgreen Co.	37,373

420	Whole Foods Market, Inc.	18,140
	Total Food & Staples Retailing	94,209

12

Shares	Description	Value

	Health Care Equipment & Supplies – 16.6%

325	Alcon Inc.	$38,272

665	Beckman Coulter, Inc.	42,906

875	Biomet Inc.	37,065

490	C. R. Bard Inc.	40,435

795	Express Scripts, Inc., (1)	55,268

190	Medtronic, Inc.	10,156

1,100	Patterson Companies Inc., (1)	41,371

805	Stryker Corporation	49,862

1,195	Varian Medical Systems Inc., (1)	55,125
	Total Health Care Equipment & Supplies	370,460

	Health Care Providers & Services – 3.0%

350	Health Management Associates Inc.	6,808

1,145	Quest Diagnostics Incorporated	60,090
	Total Health Care Providers & Services	66,898

	Hotels, Restaurants & Leisure – 2.9%

945	Cheesecake Factory Inc., (1)	26,110

1,015	Darden Restaurants Inc.	39,727
	Total Hotels, Restaurants & Leisure	65,837

	Household Durables – 1.9%

750	Stanley Works	42,945
	Insurance – 4.8%

1,315	AFLAC Incorporated	62,607

650	American International Group, Inc.	44,493
	Total Insurance	107,100

	Internet & Catalog Retail – 2.3%

1,335	IAC/InterActiveCorp., (1)	51,264
	IT Services – 5.8%

1,835	Accenture Limited	69,268

570	Affiliated Computer Services Inc., (1)	27,924

1,310	First Data Corporation	32,567
	Total IT Services	129,759

	Machinery – 4.0%

820	Illinois Tool Works Inc.	41,812

575	Parker Hannifin Corporation	47,587
	Total Machinery	89,399

	Media – 4.9%

820	McGraw-Hill Companies, Inc.	55,006

530	Omnicom Group Inc.	55,756
	Total Media	110,762

13

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

January 31, 2007

Shares	Description	Value

	Multiline Retail – 1.7%

2,180	Dollar General Corporation	$36,929
	Oil, Gas & Consumable Fuels – 2.4%

1,055	XTO Energy, Inc.	53,246
	Semiconductors & Equipment – 4.2%

2,675	Intel Corporation	56,068

1,210	Linear Technology Corporation	37,450
	Total Semiconductors & Equipment	93,518

	Software – 1.7%

2,090	Symantec Corporation, (1)	37,014
	Specialty Retail – 3.3%

975	Bed Bath and Beyond Inc., (1)	41,135

1,515	Chico’s FAS, Inc., (1)	31,633
	Total Specialty Retail	72,768

	Total Investments (cost $2,084,360) – 95.6%	2,140,409

	Other Assets Less Liabilities – 4.4%	97,613

	Net Assets – 100%	$2,238,022

(1)	Non-income producing.

See accompanying notes to financial statements.

14

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 97.9%

	Aerospace & Defense – 3.1%

700	Raytheon Company	$36,330
	Beverages – 3.2%

780	Coca-Cola Company	37,346
	Commercial Banks – 13.2%

715	Bank of America Corporation	37,595

640	Compass Bancshares Inc.	38,976

1,070	U.S. Bancorp.	38,092

860	Washington Mutual, Inc.	38,347
	Total Commercial Banks	153,010

	Commercial Services & Supplies – 3.1%

960	Waste Management, Inc.	36,461
	Communications Equipment – 3.1%

1,620	Nokia Oyj, Sponsored ADR	35,802
	Diversified Financial Services – 3.3%

695	Citigroup Inc.	38,315
	Diversified Telecommunication Services – 3.6%

1,115	AT&T Inc.	41,957
	Electric Utilities – 13.5%

610	Exelon Corporation	36,594

815	FPL Group Inc.	46,170

1,090	PPL Corporation	38,804

660	TXU Corporation	35,693
	Total Electric Utilities	157,261

	Health Care Equipment & Supplies – 3.5%

525	Becton Dickinson & Company	40,394
	Industrial Conglomerates – 3.0%

975	General Electric Company	35,149
	Insurance – 3.3%

1,633	Fidelity National Title Group Inc., Class A	38,767
	Media – 3.4%

2,535	Pearson Public Limited Company	39,977
	Metals & Mining – 2.9%

575	Freeport-McMoRan Copper & Gold, Inc.	33,068
	Oil, Gas & Consumable Fuels – 13.3%

565	ChevronTexaco Corporation	41,177

910	Equitable Resources Inc.	39,358

360	Kinder Morgan Inc.	38,160

535	Royal Dutch Shell PLC, Class A	36,514
	Total Oil, Gas & Consumable Fuels	155,209

15

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

January 31, 2007

Shares	Description	Value

	Pharmaceuticals – 6.3%

760	Abbott Laboratories	$40,280

610	Eli Lilly and Company	33,013
	Total Pharmaceuticals	73,293

	Semiconductors & Equipment – 3.0%

1,000	Microchip Technology Incorporated	34,760
	Thrifts & Mortgage Finance – 5.6%

2,340	Hudson City Bancorp Inc.	32,222

1,955	New York Community Bancorp, Inc.	33,020
	Total Thrifts & Mortgage Finance	65,242

	Tobacco – 7.5%

460	Altria Group, Inc.	40,199

680	Loews Corp – Carolina Group	46,607
	Total Tobacco	86,806

	Total Investments (cost $995,476) – 97.9%	1,139,147

	Other Assets Less Liabilities – 2.1%	24,109

	Net Assets – 100%	$1,163,256

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

16

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 3.0%

17,000	Boeing Company	$1,522,520

34,000	United Technologies Corporation	2,312,680
	Total Aerospace & Defense	3,835,200

	Air Freight & Logistics – 1.6%

28,000	United Parcel Service, Inc., Class B	2,023,840
	Beverages – 2.3%

44,000	PepsiCo, Inc.	2,870,560
	Biotechnology – 3.1%

38,000	Amgen Inc., (1)	2,674,060

19,500	Gilead Sciences, Inc., (1)	1,254,240
	Total Biotechnology	3,928,300

	Capital Markets – 5.6%

46,000	Bank of New York Company, Inc.	1,840,460

10,000	Franklin Resources Inc.	1,191,100

10,000	Goldman Sachs Group, Inc.	2,121,600

21,000	Merrill Lynch & Co., Inc.	1,964,760
	Total Capital Markets	7,117,920

	Chemicals – 1.1%

23,000	Praxair, Inc.	1,450,380
	Commercial Banks – 2.7%

24,000	Wachovia Corporation	1,356,000

56,000	Wells Fargo & Company	2,011,520
	Total Commercial Banks	3,367,520

	Communications Equipment – 6.4%

147,000	Cisco Systems, Inc., (1)	3,908,730

84,000	Nokia Oyj, Sponsored ADR	1,856,400

62,000	QUALCOMM Inc.	2,334,920
	Total Communications Equipment	8,100,050

	Computers & Peripherals – 5.3%

25,000	Apple Computer, Inc., (1)	2,143,250

56,000	Dell Inc., (1)	1,358,000

84,500	EMC Corporation, (1)	1,182,155

47,000	Hewlett-Packard Company	2,034,160
	Total Computers & Peripherals	6,717,565

	Consumer Finance – 0.8%

21,000	SLM Corporation	965,160
	Diversified Financial Services – 3.9%

89,000	Citigroup Inc.	4,906,570
	Diversified Telecommunication Services – 1.8%

59,000	AT&T Inc.	2,220,170
	Electric Utilities – 0.8%

14,000	Exelon Corporation	839,860

17

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund (continued)

January 31, 2007

Shares	Description	Value

	Electrical Equipment – 2.1%

41,000	Emerson Electric Co.	$1,843,770

13,500	Rockwell Automation, Inc.	826,335
	Total Electrical Equipment	2,670,105

	Energy Equipment & Services – 2.1%

14,000	Baker Hughes Incorporated	966,420

26,500	Schlumberger Limited	1,682,485
	Total Energy Equipment & Services	2,648,905

	Food & Staples Retailing – 2.2%

57,000	Wal-Mart Stores, Inc.	2,718,330
	Health Care Equipment & Supplies – 2.1%

20,000	Baxter International Inc.	993,200

32,000	Medtronic, Inc.	1,710,400
	Total Health Care Equipment & Supplies	2,703,600

	Health Care Providers & Services – 2.8%

43,000	UnitedHealth Group Incorporated	2,247,180

16,000	Wellpoint Inc., (1)	1,254,080
	Total Health Care Providers & Services	3,501,260

	Household Products – 3.7%

72,000	Procter & Gamble Company	4,670,640
	Industrial Conglomerates – 3.8%

133,000	General Electric Company	4,794,650
	Insurance – 3.6%

56,000	American International Group, Inc.	3,833,200

8,000	Hartford Financial Services Group, Inc.	759,280
	Total Insurance	4,592,480

	Internet Software & Services – 1.5%

66,000	Yahoo! Inc., (1)	1,868,460
	IT Services – 1.6%

80,000	First Data Corporation	1,988,800
	Machinery – 2.1%

19,000	Caterpillar Inc.	1,217,330

28,000	Illinois Tool Works Inc.	1,427,720
	Total Machinery	2,645,050

	Media – 4.5%

37,000	McGraw-Hill Companies, Inc.	2,481,960

91,000	Walt Disney Company	3,200,470
	Total Media	5,682,430

	Metals & Mining – 0.7%

29,000	Alcoa Inc.	936,700
	Multiline Retail – 2.4%

19,000	Costco Wholesale Corp.	1,067,420

32,000	Target Corporation	1,963,520
	Total Multiline Retail	3,030,940

18

Shares	Description	Value

	Oil, Gas & Consumable Fuels – 5.8%

24,000	BP Amoco PLC	$1,524,240

18,000	ConocoPhillips	1,195,380

17,000	Exxon Mobil Corporation	1,259,700

20,000	Total SA, Sponsored ADR	1,361,000

38,000	XTO Energy, Inc.	1,917,860
	Total Oil, Gas & Consumable Fuels	7,258,180

	Pharmaceuticals – 7.8%

40,000	Abbott Laboratories	2,120,000

41,000	Johnson & Johnson	2,738,800

71,000	Novartis AG, ADR	4,095,990

27,000	Teva Pharmaceutical Industries Limited	947,700
	Total Pharmaceuticals	9,902,490

	Semiconductors & Equipment – 3.0%

108,000	Intel Corporation	2,263,680

50,000	Texas Instruments Incorporated	1,559,500
	Total Semiconductors & Equipment	3,823,180

	Software – 4.5%

20,000	Electronic Arts Inc. (EA), (1)	1,000,000

152,000	Microsoft Corporation	4,690,720
	Total Software	5,690,720

	Specialty Retail – 2.4%

24,500	Bed Bath and Beyond Inc., (1)	1,033,655

19,000	Best Buy Co., Inc.	957,600

30,000	Lowe’s Companies, Inc.	1,011,300
	Total Specialty Retail	3,002,555

	Textiles, Apparel & Luxury Goods – 1.7%

22,000	Nike Inc., Class B	2,173,820
	Total Common Stocks (cost $121,894,313)	124,646,390

Principal Amount (000)	Description	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%

$1,945	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/07, repurchase price $1,945,274, collateralized by $1,430,000 U.S. Treasury Bonds, 8.875%, due 2/15/19, value $1,985,981	5.000%	2/01/07	$1,945,004
	Total Short-Term Investments (cost $1,945,004)			1,945,004

	Total Investments (cost $123,839,317) – 100.3%			126,591,394

	Other Assets Less Liabilities – (0.3)%			(397,173)

	Net Assets – 100%			$126,194,221

(1)	Non-income producing.
ADR	American Depositary Receipt.

See accompanying notes to financial statements.

19

Statement of Assets and Liabilities (Unaudited)

January 31, 2007

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
Assets
Investments, at value (cost $2,084,360, $995,476 and $123,839,317, respectively)	$2,140,409	$1,139,147	$126,591,394
Cash	196,112	18,768	—
Receivables:
Dividends and interest	893	1,766	102,465
From Adviser	23,425	14,181	—
Investments sold	3,182	—	—
Shares sold	5,000	—	194,701
Reclaims	—	34	5,110
Other assets	—	—	105,277
Total assets	2,369,021	1,173,896	126,998,947
Liabilities
Payables:
Investments purchased	117,691	—	—
Shares redeemed	—	—	408,453
Accrued expenses:
Management fees	—	—	100,386
12b-1 distribution and service fees	521	540	68,314
Other	12,787	10,100	227,573
Total liabilities	130,999	10,640	804,726
Net assets	$2,238,022	$1,163,256	$126,194,221
Class A Shares
Net assets	$308,208	$296,681	$42,384,938
Shares outstanding	15,006	12,960	1,833,787
Net asset value per share	$20.54	$22.89	$23.11
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$21.79	$24.29	$24.52
Class B Shares
Net assets	$276,250	$285,860	$30,763,612
Shares outstanding	13,535	12,500	1,424,720
Net asset value and offering price per share	$20.41	$22.87	$21.59
Class C Shares
Net assets	$287,755	$285,860	$38,572,891
Shares outstanding	14,099	12,500	1,785,052
Net asset value and offering price per share	$20.41	$22.87	$21.61
Class R Shares
Net assets	$1,365,809	$294,855	$14,472,780
Shares outstanding	66,401	12,876	612,251
Net asset value and offering price per share	$20.57	$22.90	$23.64

Net Assets Consist of:
Capital paid-in	$2,183,154	$1,017,176	$207,045,753
Undistributed (Over-distribution of) net investment income	(2,122)	831	(200,492)
Accumulated net realized gain (loss) from investments	941	1,578	(83,403,117)
Net unrealized appreciation (depreciation) of investments	56,049	143,671	2,752,077
Net assets	$2,238,022	$1,163,256	$126,194,221

See accompanying notes to financial statements.

20

Statement of Operations (Unaudited)

Six Months Ended January 31, 2007

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
Dividend and Interest Income (net of foreign tax withheld of $0, $101 and $2,267, respectively)	$10,007	$17,789	$1,033,922
Expenses
Management fees	8,967	4,390	548,064
12b-1 service fees – Class A	319	355	50,475
12b-1 distribution and service fees – Class B	1,291	1,385	183,301
12b-1 distribution and service fees – Class C	1,268	1,385	201,631
Shareholders’ servicing agent fees and expenses	114	132	164,546
Custodian’s fees and expenses	20,155	4,815	15,331
Trustees’ fees and expenses	21	34	19
Professional fees	15,937	15,977	13,150
Shareholders’ reports – printing and mailing expenses	6,135	5,974	59,558
Federal and state registration fees	345	289	27,609
Other expenses	19	77	1,400
Total expenses before custodian fee credit and expense reimbursement	54,571	34,813	1,265,084
Custodian fee credit	(2,251)	(549)	(527)
Expense reimbursement	(40,192)	(25,900)	(30,143)
Net expenses	12,128	8,364	1,234,414
Net investment income (loss)	(2,121)	9,425	(200,492)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,408	1,529	1,900,974
Net change in unrealized appreciation (depreciation) of investments	168,379	87,959	13,122,122
Net realized and unrealized gain (loss)	170,787	89,488	15,023,096
Net increase (decrease) in net assets from operations	$168,666	$98,913	$14,822,604

See accompanying notes to financial statements.

21

Statement of Changes in Net Assets (Unaudited)

	Santa Barbara Growth		Santa Barbara Dividend Growth		Rittenhouse Growth
	Six Months Ended 1/31/07	For the Period March 28, 2006 (commencement of operations) through July 31, 2006	Six Months Ended 1/31/07	For the Period March 28, 2006 (commencement of operations) through July 31, 2006	Six Months Ended 1/31/07	Year Ended 7/31/06
Operations
Net investment income (loss)	$(2,121)	$(397)	$9,425	$6,431	$(200,492)	$(934,789)
Net realized gain (loss) from investments	2,408	(1,467)	1,529	362	1,900,974	903,164
Net change in unrealized appreciation (depreciation) of investments	168,379	(112,330)	87,959	55,712	13,122,122	(3,449,728)
Net increase (decrease) in net assets from operations	168,666	(114,194)	98,913	62,505	14,822,604	(3,481,353)
Distributions to Shareholders
From net investment income:
Class A	—	—	(4,970)	—	—	—
Class B	—	—	(3,139)	—	—	—
Class C	—	—	(3,139)	—	—	—
Class R	(963)	—	(5,184)	—	—	—
From accumulated net realized gains:
Class A	—	—	(96)	—	—	—
Class B	—	—	(90)	—	—	—
Class C	—	—	(90)	—	—	—
Class R	—	—	(91)	—	—	—
Decrease in net assets from distributions to shareholders	(963)	—	(16,799)	—	—	—
Fund Share Transactions
Proceeds from sale of shares	184,513	2,000,000	29,263	1,000,000	10,356,782	16,029,924
Proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	172	—	—	—
	184,513	2,000,000	29,435	1,000,000	10,356,782	16,029,924
Cost of shares redeemed	—	—	(10,798)	—	(31,460,152)	(81,997,090)
Net increase (decrease) in net assets from Fund share transactions	184,513	1,885,806	18,637	1,062,505	(21,103,370)	(65,967,166)
Net increase (decrease) in net assets	352,216	1,885,806	100,751	1,062,505	(6,280,766)	(69,448,519)
Net assets at the beginning of period	1,885,806	—	1,062,505	—	132,474,987	201,923,506
Net assets at the end of period	$2,238,022	$1,885,806	$1,163,256	$1,062,505	$126,194,221	$132,474,987
Undistributed (Over-distribution of) net investment income at the end of period	$(2,122)	$962	$831	$7,838	$(200,492)	$—

See accompanying notes to financial statements.

22

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Santa Barbara Growth Fund (“Santa Barbara Growth”), Nuveen Santa Barbara Dividend Growth Fund (“Santa Barbara Dividend Growth”), and Nuveen Rittenhouse Growth Fund (“Rittenhouse Growth”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust in 1997.

Santa Barbara Growth ordinarily invests its assets in equity securities of companies with mid- to large sized market capitalizations at the time of purchase (currently greater than $1.5 billion) in an attempt to provide long-term capital appreciation.

Santa Barbara Dividend Growth ordinarily invests its assets in dividend-paying common and preferred stocks in an attempt to provide income from dividends that is tax-advantaged and to provide long-term capital appreciation.

Effective March 1, 2006, Rittenhouse Growth modified its investment process. Rittenhouse Asset Management, Inc. (“Rittenhouse”) began supplementing its fundamental research with a greater emphasis on quantitative analysis in the security selection and portfolio construction process. The Fund now seeks to invest in 50-80 stocks within industries that have a demonstrated leadership position and offer the best mix of sustained growth opportunities at reasonable valuations. The modified investment process will not cause a change in the investment objectives or policies of the Fund but may result in a higher ongoing turnover rate that is likely to range from 40-100% annually. Rittenhouse Growth ordinarily invests at least 65% of its total assets in equity securities of large-capitalization companies with a high financial strength rating and a history of consistent and predictable earnings growth in an attempt to provide long-term growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

23

Notes to Financial Statements (Unaudited) (continued)

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instrument. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not invest in any such investments during the six months ended January 31, 2007.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Santa Barbara Growth
	Six Months Ended 1/31/07		For the Period March 28, 2006 (commencement of operations) through July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,506	$51,094	12,500	$250,000
Class B	1,035	20,922	12,500	250,000
Class C	1,599	32,496	12,500	250,000
Class R	3,901	80,001	62,500	1,250,000
Net increase (decrease)	9,041	$184,513	100,000	$2,000,000

24

	Santa Barbara Dividend Growth
	Six Months Ended 1/31/07		For the Period March 28, 2006 (commencement of operations) through July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold:
Class A	805	$17,991	12,500	$250,000
Class B	—	—	12,500	250,000
Class C	—	—	12,500	250,000
Class R	501	11,272	12,500	250,000
Shares issued to shareholders due to reinvestment of distributions:
Class A	8	172	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
	1,314	29,435	50,000	1,000,000
Shares redeemed:
Class A	(353)	(7,923)	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	(125)	(2,875)	—	—
	(478)	(10,798)	—	—
Net increase (decrease)	836	$18,637	50,000	$1,000,000

	Rittenhouse Growth
	Six Months Ended 1/31/07		Year Ended 7/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	79,500	$1,774,927	338,984	$7,089,032
Class A – automatic conversion of Class B shares	325,106	7,154,458	271,091	5,658,829
Class B	9,547	197,444	25,072	492,801
Class C	30,849	649,401	74,395	1,458,929
Class R	25,579	580,552	62,799	1,330,333
	470,581	10,356,782	772,341	16,029,924
Shares redeemed:
Class A	(373,765)	(8,247,937)	(773,333)	(16,076,006)
Class B	(383,104)	(7,900,552)	(1,667,324)	(32,590,397)
Class B – automatic conversion to Class A shares	(347,254)	(7,154,458)	(288,343)	(5,658,829)
Class C	(359,214)	(7,407,082)	(1,200,897)	(23,510,668)
Class R	(33,760)	(750,123)	(196,655)	(4,161,190)
	(1,497,097)	(31,460,152)	(4,126,552)	(81,997,090)
Net increase (decrease)	(1,026,516)	$(21,103,370)	(3,354,211)	$(65,967,166)

3. Investment Transactions

Purchases and sales (excluding short-term investments) during the six months ended January 31, 2007, were as follows:

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
Purchases	$588,648	$153,957	$25,591,922
Sales	418,655	148,949	46,741,028

25

Notes to Financial Statements (Unaudited) (continued)

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2007, the cost of investments was as follows:

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
Cost of investments	$2,084,360	$995,476	$123,839,317

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
Gross unrealized:
Appreciation	$133,335	$146,487	$12,680,428
Depreciation	(77,286)	(2,816)	(9,928,351)
Net unrealized appreciation (depreciation) of investments	$56,049	$143,671	$2,752,077

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2006, the Funds’ last tax year end, were as follows:

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
Undistributed net ordinary income*	$962	$8,200	$—
Undistributed net long-term capital gains	—	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Santa Barbara Growth elected to defer net realized losses from investments incurred from March 28, 2006 (Commencement of Operations) through July 31, 2006 (“post-October losses”) in accordance with federal income tax regulations. Post-October losses of $1,467 were treated as having arisen on the first day of the current fiscal year.

Rittenhouse Growth elected to defer net realized losses from investments incurred from November 1, 2005 through July 31, 2006 (“post-October losses”) in accordance with federal income tax regulations. Post-October losses of $2,316,368 were treated as having arisen on the first day of the current fiscal year.

At July 31, 2006, the Funds’ last tax year end, Rittenhouse Growth had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Rittenhouse Growth
Expiration Year:
2010	$13,841,878
2011	57,624,742
2012	10,576,243
Total	$82,042,863

At July 31, 2006, the Funds’ last tax year end, Rittenhouse Growth, as the successor of the reorganization with Nuveen Innovation Fund, had additional unused capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as follows:

Rittenhouse Growth
Expiration Year:
2010	$944,862

26

5. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Santa Barbara Growth Fund-Level Fee Rate	Santa Barbara Dividend Growth Fund-Level Fee Rate	Rittenhouse Growth Fund-Level Fee Rate
For the first $125 million	.7000%	.6000%	.6500%
For the next $125 million	.6875	.5875	.6375
For the next $250 million	.6750	.5750	.6250
For the next $500 million	.6625	.5625	.6125
For the next $1 billion	.6500	.5500	.6000
For net assets over $2 billion	.6250	.5250	.5750

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2007, the complex-level fee rate was .1844%.

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (‘‘Managed Assets’’ means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen sponsored funds in the U.S.

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Santa Barbara Asset Management (“Santa Barbara”) and Rittenhouse Asset Management, Inc. (“Rittenhouse”), wholly owned subsidiaries of Nuveen. Santa Barbara and Rittenhouse are compensated for their services to the Funds from the management fee paid to the Adviser.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of Santa Barbara Growth and Santa Barbara Dividend Growth through November 30, 2009, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.15% and 1.05%, respectively, of the average daily net assets and from exceeding 1.40% and 1.30%, respectively, after November 30, 2009.

The Adviser also agreed to waive part of its management fees or reimburse certain expenses of Rittenhouse Growth through July 31, 2006, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.30% of the average daily net assets, and from August 1, 2006 through July 31, 2007 from exceeding 1.22%. Rittenhouse has also reimbursed Rittenhouse Growth for certain portions of fund brokerage commissions paid with respect to portfolio trades effected by certain brokers that provided securities research to Rittenhouse, as permitted by the federal securities laws. During the six months ended January 31, 2007, Rittenhouse reimbursements to the Fund were $35,690, which the Fund included with Net Realized Gain (Loss) from Investments for financial reporting purposes.

The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

27

Notes to Financial Statements (Unaudited) (continued)

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

During the six months ended January 31, 2007, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
Sales charges collected	$—	$—	$20,541
Paid to authorized dealers	—	—	17,992

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended January 31, 2007, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
Commission advances	$—	$—	$7,779

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended January 31, 2007, the Distributor retained such 12b-1 fees as follows:

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
12b-1 fees retained	$2,494	$2,734	$152,256

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended January 31, 2007, as follows:

	Santa Barbara Growth	Santa Barbara Dividend Growth	Rittenhouse Growth
CDSC retained	$—	$—	$52,975

At January 31, 2007, Nuveen owned 12,500 shares of Class A, 12,500 shares of Class B, 12,500 shares of Class C and 62,500 shares of Class R of Santa Barbara Growth and 12,500 shares of Classes A, B, C and R of Santa Barbara Dividend Growth. At January 31, 2007, the Adviser also owned 2,429 shares of Class A, 1,250 shares of Class C and 1,250 shares of Class R of Rittenhouse Growth.

28

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund’s last NAV calculations in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by July 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

29

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
SANTA BARBARA GROWTH											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (3/06)
2007(f)	$18.86	$(.02)	$1.70	$1.68	$—	$—	$—	$20.54	8.91%	$308	5.48	%*	(4.49	)%*	1.39	%*	(.40	)%*	1.17	%*	(.18	)%*	22%
2006(e)	20.00	—	(1.14)	(1.14)	—	—	—	18.86	(5.70)	236	4.71	*	(3.44	)*	1.39	*	(.12	)*	1.30	*	(.03	)*	6
Class B (3/06)
2007(f)	18.81	(.09)	1.69	1.60	—	—	—	20.41	8.51	276	6.15	*	(5.18	)*	2.13	*	(1.16	)*	1.91	*	(.93	)*	22
2006(e)	20.00	(.05)	(1.14)	(1.19)	—	—	—	18.81	(5.95)	235	5.46	*	(4.19	)*	2.14	*	(.87	)*	2.05	*	(.78	)*	6
Class C (3/06)
2007(f)	18.81	(.09)	1.69	1.60	—	—	—	20.41	8.51	288	6.09	*	(5.11	)*	2.13	*	(1.15	)*	1.91	*	(.93	)*	22
2006(e)	20.00	(.05)	(1.14)	(1.19)	—	—	—	18.81	(5.95)	235	5.46	*	(4.19	)*	2.14	*	(.87	)*	2.05	*	(.78	)*	6
Class R (3/06)
2007(f)	18.88	.01	1.70	1.71	(.02)	—	(.02)	20.57	9.03	1,366	5.07	*	(4.08	)*	1.14	*	(.14	)*	.91	*	.08	*	22
2006(e)	20.00	.01	(1.13)	(1.12)	—	—	—	18.88	(5.60)	1,180	4.46	*	(3.19	)*	1.14	*	.13	*	1.05	*	.22	*	6

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period ended March 28, 2006 (commencement of operations) through July 31, 2006.
(f)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

30

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
SANTA BARBARA DIVIDEND GROWTH											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (3/06)
2007(f)	$21.27	$.22	$1.78	$2.00	$(.37)	$(.01)	$(.38)	$22.89	9.44%	$297	5.94	%*	(2.76	)%*	1.28	%*	1.90	%*	1.19	%*	2.00	%*	14%
2006(e)	20.00	.15	1.12	1.27	—	—	—	21.27	6.35	266	5.71	*	(2.32	)*	1.29	*	2.10	*	1.25	*	2.13	*	4
Class B (3/06)
2007(f)	21.22	.14	1.77	1.91	(.25)	(.01)	(.26)	22.87	9.01	286	6.67	*	(3.48	)*	2.04	*	1.15	*	1.94	*	1.24	*	14
2006(e)	20.00	.10	1.12	1.22	—	—	—	21.22	6.10	265	6.46	*	(3.07	)*	2.04	*	1.35	*	2.00	*	1.38	*	4
Class C (3/06)
2007(f)	21.22	.14	1.77	1.91	(.25)	(.01)	(.26)	22.87	9.01	286	6.67	*	(3.48	)*	2.04	*	1.15	*	1.94	*	1.24	*	14
2006(e)	20.00	.10	1.12	1.22	—	—	—	21.22	6.10	265	6.46	*	(3.07	)*	2.04	*	1.35	*	2.00	*	1.38	*	4
Class R (3/06)
2007(f)	21.29	.25	1.78	2.03	(.41)	(.01)	(.42)	22.90	9.58	295	5.65	*	(2.47	)*	1.03	*	2.15	*	.93	*	2.25	*	14
2006(e)	20.00	.17	1.12	1.29	—	—	—	21.29	6.45	266	5.45	*	(2.07	)*	1.04	*	2.35	*	1.00	*	2.39	*	4

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period ended March 28, 2006 (commencement of operations) through July 31, 2006.
(f)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

31

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
RITTENHOUSE GROWTH											Ratios to Average Net Assets Before Credit/ Reimbursement			Ratios to Average Net Assets After Reimbursement(c)			Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)	Expenses		Net Invest- ment Income (Loss)	Expenses		Net Invest- ment Income (Loss)	Portfolio Turnover Rate
Class A (12/97)
2007(e)	$20.59	$.01	$2.51	$2.52	$—	$—	$—	$23.11	12.24%	$42,385	1.51	%*	.04%*	1.46	%*	.09%*	1.46	%*	.09%*	20%
2006	20.92	(.02)	(.31)	(.33)	—	—	—	20.59	(1.58)%	37,129	1.51		(.07)	1.51		(.07)	1.51		(.07)	73
2005	19.43	.06	1.43	1.49	—	—	—	20.92	7.67	41,139	1.48		.32	1.48		.32	1.48		.32	25
2004	18.53	(.06)	.96	.90	—	—	—	19.43	4.86	53,804	1.48		(.33)	1.43		(.28)	1.43		(.28)	19
2003	17.48	(.07)	1.12	1.05	—	—	—	18.53	6.01	64,680	1.57		(.41)	1.57		(.41)	1.57		(.41)	27	**
2002	23.92	(.12)	(6.32)	(6.44)	—	—	—	17.48	(26.92)	64,914	1.45		(.58)	1.45		(.58)	1.45		(.58)	27
Class B (12/97)
2007(e)	19.32	(.06)	2.33	2.27	—	—	—	21.59	11.75	30,764	2.27	*	(.67 )*	2.22	*	(.62 )*	2.22	*	(.62 )*	20
2006	19.77	(.16)	(.29)	(.45)	—	—	—	19.32	(2.28)	41,445	2.27		(.82)	2.27		(.82)	2.27		(.82)	73
2005	18.50	(.08)	1.35	1.27	—	—	—	19.77	6.86	80,600	2.23		(.43)	2.23		(.43)	2.23		(.43)	25
2004	17.78	(.19)	.91	.72	—	—	—	18.50	4.05	114,954	2.23		(1.09)	2.18		(1.04)	2.18		(1.04)	19
2003	16.89	(.19)	1.08	.89	—	—	—	17.78	5.27	137,213	2.32		(1.16)	2.32		(1.16)	2.32		(1.16)	27	**
2002	23.31	(.28)	(6.14)	(6.42)	—	—	—	16.89	(27.54)	145,947	2.20		(1.33)	2.20		(1.33)	2.20		(1.33)	27
Class C (12/97)
2007(e)	19.33	(.07)	2.35	2.28	—	—	—	21.61	11.80	38,573	2.26	*	(.69 )*	2.22	*	(.64 )*	2.22	*	(.64 )*	20
2006	19.79	(.16)	(.30)	(.46)	—	—	—	19.33	(2.32)	40,849	2.27		(.82)	2.27		(.82)	2.27		(.82)	73
2005	18.51	(.08)	1.36	1.28	—	—	—	19.79	6.92	64,103	2.23		(.43)	2.23		(.43)	2.23		(.43)	25
2004	17.79	(.19)	.91	.72	—	—	—	18.51	4.05	86,376	2.23		(1.09)	2.18		(1.04)	2.18		(1.04)	19
2003	16.90	(.19)	1.08	.89	—	—	—	17.79	5.27	103,318	2.32		(1.16)	2.32		(1.16)	2.32		(1.16)	27	**
2002	23.32	(.28)	(6.14)	(6.42)	—	—	—	16.90	(27.53)	104,626	2.20		(1.33)	2.20		(1.33)	2.20		(1.33)	27
Class R (12/97)
2007(e)	21.04	.04	2.56	2.60	—	—	—	23.64	12.36	14,473	1.26	*	.30 *	1.21	*	.35 *	1.21	*	.35 *	20
2006	21.32	.04	(.32)	(.28)	—	—	—	21.04	(1.31)	13,052	1.26		.18	1.26		.18	1.26		.18	73
2005	19.75	.11	1.46	1.57	—	—	—	21.32	7.95	16,082	1.22		.55	1.22		.55	1.22		.55	25
2004	18.79	—	.96	.96	—	—	—	19.75	5.11	16,052	1.23		(.07)	1.17		(.02)	1.17		(.02)	19
2003	17.68	(.02)	1.13	1.11	—	—	—	18.79	6.28	13,785	1.31		(.14)	1.31		(.14)	1.31		(.14)	27	**
2002	24.15	(.07)	(6.40)	(6.47)	—	—	—	17.68	(28.79)	29,977	1.20		(.34)	1.20		(.34)	1.20		(.34)	27

*	Annualized.
**	The cost of securities acquired in the acquisition of Nuveen Innovation Fund of $20,085,610 was excluded from the portfolio turnover rate calculation.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

32

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Sub-Advisers

Santa Barbara Asset Management

200 East Carrillo Street

Suite 300

Santa Barbara, CA 93101

Rittenhouse Asset Management, Inc.

Five Radnor Corporate Center

Radnor, PA 19087

Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

33

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $162 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

•	Share prices

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MSA-SANTB-0107D

NUVEEN INVESTMENTS EQUITY FUNDS

Semiannual Report dated January 31, 2007	For investors seeking long-term capital appreciation.

Nuveen Investments

Equity Funds

Nuveen Tradewinds International Value Fund

Nuveen Tradewinds Global All-Cap Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Dear Shareholder,

Detailed information on your Fund’s performance can be found in the Portfolio Managers’ Comments and Fund Spotlight sections of this report. The Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Global All-Cap Fund feature portfolio management by Tradewinds Global Investors, LLC. I urge you to take the time to read the portfolio managers’ comments.

With the recent volatility in the market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

March 15, 2007

“No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals.”

Semiannual Report    Page 1

Portfolio Managers’ Comments

The Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Global All-Cap Fund feature portfolio management by Tradewinds Global Investors, LLC (Tradewinds), of which Nuveen Investments, Inc. owns a controlling interest. In the following discussion portfolio managers Paul Hechmer and Dave Iben offer their thoughts on general economic and market conditions and the performance of the Funds during the six-month period ended January 31, 2007. Paul, a managing director of Tradewinds, is the portfolio manager for the Nuveen Tradewinds International Value Fund while Dave, Chief Investment Officer of Tradewinds, is the portfolio manager for the Nuveen Tradewinds Global All-Cap Fund.

After the close of the reporting period, on February 27, 2007, Tradewinds NWQ Global Investors, LLC changed its name to Tradewinds Global Investors, LLC. This did not result in any changes in the Funds’ portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.

How did the Funds perform during the period ended January 31, 2007?

The table on page three provides performance information for both funds (Class A shares at net asset value) for the six-month, one-year, five-year and since inception periods ended January 31, 2007. The table also compares the Funds’ performance to appropriate benchmarks.

Class A shares at net asset value for the Nuveen Tradewinds International Value Fund had positive performance on an absolute basis, but underperformed its peer group, the Lipper International Multi-Cap Value Funds Index and its benchmarks, the MSCI EAFE Value Index, and the MSCI EAFE Index, for the six-month period ended January 31, 2007. During the same period, Class A shares at net asset value for the Nuveen Tradewinds Global All-Cap Fund had positive performance on an absolute basis, but underperformed each of its comparative indexes.

What strategies were used to manage the Funds during the reporting period? How did these strategies influence performance?

Nuveen Tradewinds International Value Fund

The primary driver of the Fund’s overall absolute returns was our high exposure to both the telecommunications and materials sectors, and strong stock selection in the consumer discretionary sector. However, the Fund was hurt by low exposure and underperforming companies in the financials sector and some poorly performing companies in the information technology sector and the materials sector. Finally, our relatively low exposure to Europe and therefore our underweight to European currencies also detracted as European currencies rallied strongly throughout the period.

With regard to current positioning, we continue to be highly exposed to the materials sector and within that sector to precious metals. While the overall sector has performed very well in recent years, as demand growth has far exceeded expectations, we continue to find significant undervaluation in our individual portfolio companies. We recently added Rio Tinto, one of the leading mining companies in the world, which has significantly lagged the overall sector rally. We also increased our exposure to the energy sector, buying a number of companies including Yanzhou Coal, a Chinese coal company, and Nippon Oil of Japan.

We maintained a high exposure to the telecommunications sector. Even after the strong rally in the fourth quarter of 2006, we continued to find market leading companies with strong balance sheets and good cash flow generation capabilities trading at attractive multiples. However, we trimmed a number of these holdings due to strong price appreciation. We also continued to maintain low absolute exposure to the financials sector, a sector which is primarily composed of European banks and insurance companies. Our rationale for not owning these remains unchanged: Their valuations do not reflect the risk that their earnings

Semiannual Report    Page 2

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

Class A Shares—

Total Returns as of 1/31/07

		Average Annual
	Cumulative 6-Month	1-Year	5-Year	Since inception*
Nuveen Tradewinds International Value Fund**
A Shares at NAV	10.62%	11.63%	17.51%	7.73%
A Shares at Offer	4.27%	5.20%	16.12%	6.84%
Lipper International Multi-Cap Value Funds Index[1]	14.93%	21.07%	20.86%	9.32%

MSCI EAFE Index[2]	14.33%	19.84%	19.64%	4.48%

MSCI EAFE Value Index[3]	16.32%	23.54%	22.50%	8.55%

Nuveen Tradewinds Global All-Cap Fund
A Shares at NAV	14.03%	N/A	N/A	18.59%
A Shares at Offer	7.47%	N/A	N/A	11.77%
Lipper Global Multi-Cap Value Funds Index[4]	14.80%	N/A	N/A	13.88%

MSCI ACWI[5]	14.32%	N/A	N/A	14.20%

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

*	Since inception returns for the Nuveen Tradewinds International Value Fund are as of 12/20/1999 and for the Nuveen Tradewinds Global All-Cap Fund are as of 3/28/2006.

**	Effective October 7, 2002, based upon the determination of the Fund’s Board of Trustees and a shareholder vote, the Fund’s sub-adviser and primary investment strategy were changed. The Fund also changed its name from Nuveen International Growth Fund to the Nuveen NWQ International Value Fund. On March 1, 2006 Tradewinds assumed all of the subadvisory responsibilities for the Fund. Effective June 30, 2006, Fund changed its name from Nuveen NWQ International Value Fund to Nuveen Tradewinds International Value Fund. There have been no changes in the Funds’ portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.

may ultimately prove unsustainably high. By and large their earnings have been driven by increased leverage, lower than historic credit costs (i.e. bad loans) and growth in “trading income,” all of which increase the risk that profits will significantly disappoint in the future.

A year ago, we had commented on the poor performance of Premiere Ag, a German pay TV company, which was first bought in the Fund in October 2005 and subsequently lost the rights to live German soccer broadcasts. In keeping with our process of not selling poorly performing companies if we believe the share price has fallen more than the fundamentals have deteriorated, we continued to like and own this company. Over the last six months the company’s operations have outperformed expectations and the competing firm which initially won the soccer broadcast rights has, unsurprisingly in our view, agreed to team up with Premiere to gain subscribers. As a result the share price has rallied significantly and was a major individual contributor to performance during the period.

The largest individual detractor was Takefuji, a Japanese consumer finance company. We initially bought a stake in Takefuji, which is one of the largest consumer finance companies in Japan, in 2005 when it was trading at very attractive absolute valuations. In addition, for a financial company, it had low leverage and a very strong balance sheet. However, 2006 saw significant industry upheaval, led by a local supreme court ruling and amended government regulations, which lowered maximum lending rates for the industry. This resulted in

1	The Lipper International Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper International Multi-Cap Value Funds category. The since inception data for the index represents returns for the period 12/31/99 - 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The MSCI EAFE Index is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 21 countries, excluding the U.S. and Canada. Since inception data for the index is for the period 12/31/99-1/31/07 as the returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

3	The MSCI EAFE Value Index is an unmanaged index comprised of a capitalization-weighted sampling of companies which are considered to be value stocks that are listed on the stock exchanges of 21 countries, excluding the U.S. and Canada. Since inception data for the index is for the period 12/31/99-1/31/07 as the returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

4	The Lipper Global Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Global Multi-Cap Value Funds category. The since inception data for the index is for the period 3/31/06 - 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

5	The MSCI ACWI (All Country World Index) is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. Since inception data for the index is for the period 3/31/06-1/31/07 as the returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

Semiannual Report    Page 3

significant share price weakness. We continue to like and own this company, as we believe the market has more than factored in final consequences of these changes.

We were also hurt in the period by our exposure in the information technology sector and two companies within that, Misys and NEC Electronics. Misys, which is a UK business software company, underperformed our expectations, and although the share price had already fallen, we decided to exit the position and reallocate our capital elsewhere. NEC Electronics, which manufactures semiconductors in Japan, weakened as a result of negative trading statements emanating from the company. We believe this position remains undervalued and therefore continue to own the company in the Fund.

Nuveen Tradewinds Global All-Cap Fund

For the six month period ended January 31, 2007, gains were predominately generated from the industrials sector. One of the Fund’s best performers was Agco Corp, a global manufacturer and distributor of agricultural equipment. Mosaic Company, an agricultural company that produces crop nutrient and animal feed products, also posted strong returns. The agricultural industry, which lagged the market for most of 2005, started to work its way out of a cyclical and secular bottom in early 2006. The industry continued its recovery throughout the year as agricultural stocks reacted favorably to recent increases in prices and demand.

In the materials sector, we continue to hold a significantly overweight position in companies based around the globe. Copper and mineral developer Ivanhoe Mines was a stellar performer. The share price rose sharply in late October after the company announced a strategic partnership with Rio Tinto to jointly develop and operate a large Mongolian gold and copper complex. Performance of gold mining companies was mixed: the share prices of Australian company Lihir Gold Ltd. and Canadian company Bema Gold Corp. gained, whereas, U.S.-based Newmont Mining, Canadian-based Barrick Gold, and South African-based AngloGold Ashanti Ltd. contributed negatively to performance over the six-month period. We continue to believe that long-term worldwide demand for many basic materials outpaces long-term supply; we therefore remain heavily exposed to the sector.

Due to inflows into the Fund during the reporting period, a larger than normal position in cash was held, which detracted from performance. Takefuji, which was introduced to the Fund in July, was a significant detractor to performance as well. Takefuji is Japan’s second largest consumer finance company as measured by outstanding consumer loans. As a result of regulatory changes and legal challenges, the stock price plummeted during the period. However, this company is now trading significantly below book value and we find the risk/reward profile compelling.

Smithfield Foods, Inc., a meat processor and hog producer, also detracted from performance. Investor concerns over shrinking margins, caused by rising feed costs and a glut of pork supply in the marketplace, drove the stock price lower. We used the sell-off as an opportunity to increase our position. We believe that the increased affordability of high protein diets around the globe will eventually increase demand for the company’s products.

Semiannual Report    Page 4

Fund Spotlight as of 1/31/07 Nuveen Tradewinds International Value Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$32.49	$31.41	$31.43	$32.61
Latest Capital Gain Distribution[1]	$0.3721	$0.3721	$0.3721	$0.3721
Latest Ordinary Income Distribution[2]	$0.3780	$0.1487	$0.1487	$0.4556
Inception Date	12/20/99	12/20/99	12/20/99	12/20/99

Effective October 7, 2002, based upon the determination of the Fund’s Board of Trustees and a shareholder vote, the Fund’s sub-adviser and primary investment strategy were changed. The Fund also changed its name from Nuveen International Growth Fund to the Nuveen NWQ International Value Fund. On March 1, 2006, Tradewinds NWQ Global Investors, LLC assumed all of the sub-advisory responsibilities for the Fund. Effective June 30, 2006, the name of the Fund changed from Nuveen NWQ International Value Fund to Nuveen Tradewinds International Value Fund. Subsequent to the close of the reporting period, on February 27, 2007, Tradewinds NWQ Global Investors, LLC changed its name to Tradewinds Global Investors, LLC. There have been no changes in the Fund’s portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Average Annual Total Returns as of 1/31/07

A Shares	NAV	Offer
1-Year	11.63%	5.20%
5-Year	17.51%	16.12%
Since Inception	7.73%	6.84%

B Shares	w/o CDSC	w/CDSC
1-Year	10.76%	6.76%
5-Year	16.51%	16.40%
Since Inception	6.85%	6.85%

C Shares	NAV
1-Year	10.75%
5-Year	16.54%
Since Inception	6.86%

R Shares	NAV
1-Year	11.88%
5-Year	17.69%
Since Inception	7.92%

Top Five Common Stock Holdings[3]
Barrick Gold Corporation	4.5%
Chunghwa Telecom Co., Ltd., Sponsored ADR	4.2%
Telecom Italia S.p.A	3.8%
Premiere AG	3.6%
KT Corporation, Sponsored ADR	3.2%

Average Annual Total Returns as of 12/31/06

A Shares	NAV	Offer
1-Year	17.93%	11.15%
5-Year	16.69%	15.31%
Since Inception	7.82%	6.92%

B Shares	w/o CDSC	w/CDSC
1-Year	17.05%	13.05%
5-Year	15.71%	15.59%
Since Inception	6.94%	6.94%

C Shares	NAV
1-Year	17.04%
5-Year	15.72%
Since Inception	6.95%

R Shares	NAV
1-Year	18.18%
5-Year	16.86%
Since Inception	8.01%

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$1,024,153
Number of Common Stocks	55
Expense Ratio[4]	1.49%

1	Paid December 18, 2006.
2	Ordinary income distribution consists of short-term capital gains paid on December 18, 2006 and December 29, 2006 and ordinary income paid on December 29, 2006, if any.
3	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.
4	Class A shares after credit/reimbursement, if any for the six months ended January 31, 2007.

Semiannual Report    Page 5

Fund Spotlight as of 1/31/07 Nuveen Tradewinds International Value Fund

Country Allocation[1]
Japan	25.3%
Canada	11.2%
United Kingdom	10.6%
South Korea	6.7%
Italy	6.7%
France	5.9%
South Africa	4.4%
Taiwan	4.2%
Germany	3.6%
Finland	3.0%
Australia	2.8%
Netherlands	2.8%
Belgium	2.1%
Cayman Islands	1.0%
Papua New Guinea	1.0%
Brazil	1.0%
China	0.6%
Switzerland	0.5%
Short-Term Investments	6.6%

Industries[1]
Metals & Mining	20.1%
Diversified Telecommunication Services	15.2%
Oil, Gas & Consumable Fuels	8.8%
Electric Utilities	5.9%
Consumer Finance	4.7%
Leisure Equipment & Products	4.2%
Media	3.6%
Wireless Telecommunication Services	3.1%
Commercial Services & Supplies	3.1%
Paper & Forest Products	3.0%
Auto Components	2.9%
Beverages	2.1%
Personal Products	2.0%
Short-Term Investments	6.6%
Other	14.7%
1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,106.20	$1,101.90	$1,101.80	$1,107.70	$1,017.69	$1,013.91	$1,013.91	$1,018.95
Expenses Incurred During Period	$7.91	$11.87	$11.87	$6.59	$7.58	$11.37	$11.37	$6.31

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.49%, 2.24%, 2.24% and 1.24% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report    Page 6

Fund Spotlight as of 1/31/07 Nuveen Tradewinds Global All-Cap Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$23.51	$23.49	$23.50	$23.53
Latest Ordinary Income Distribution[1]	$0.2059	$0.0841	$0.0841	$0.2467
Inception Date	3/28/06	3/28/06	3/28/06	3/28/06

On March 1, 2006, Tradewinds NWQ Global Investors, LLC assumed all of the sub-advisory responsibilities for the Fund. Effective June 30, 2006, the name of the Fund changed from Nuveen NWQ Global All-Cap Fund to Nuveen Tradewinds Global All-Cap Fund. Subsequent to the close of the reporting period, on February 27, 2007, Tradewinds NWQ Global Investors, LLC changed its name to Tradewinds Global Investors, LLC. There have been no changes in the Fund’s portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	18.59%	11.77%

B Shares	w/o CDSC	w/CDSC
Since Inception	17.88%	12.88%

C Shares	NAV	w/CDSC
Since Inception	17.93%	16.93%

R Shares	NAV
Since Inception	18.90%

Top Five Common Stock Holdings[2]
Barrick Gold Corporation	3.8%
AngloGold Ashanti Limited, Sponsored ADR	3.7%
Smithfield Foods, Inc.	3.3%
Tyson Foods, Inc., Class A	3.0%
Union Pacific Corporation	3.0%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	17.33%	10.59%

B Shares	w/o CDSC	w/CDSC
Since Inception	16.67%	11.67%

C Shares	NAV	w/CDSC
Since Inception	16.72%	15.72%

R Shares	NAV
Since Inception	17.59%

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$158,226
Number of Common Stocks	63
Expense Ratio[3]	1.30%

1	Ordinary income distribution consists of short-term capital gains paid on December 18, 2006, and ordinary income paid on December 29, 2006, if any.
2	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.
3	Class A shares after credit/reimbursement, if any, for the six months ended January 31, 2007.

Semiannual Report  l  Page 7

Fund Spotlight as of 1/31/07 Nuveen Tradewinds Global All-Cap Fund

Country Allocation[1]
United States	33.5%
Canada	11.4%
Japan	9.0%
South Korea	6.0%
South Africa	3.9%
United Kingdom	3.0%
Papua New Guinea	2.8%
Cayman Islands	2.7%
France	2.0%
Brazil	2.0%
Netherlands	1.6%
Germany	1.4%
Taiwan	1.4%
Australia	0.9%
Russia	0.9%
Portugal	0.5%
Mexico	0.3%
Greece	0.2%
Short-Term Investments	16.5%

Industries[1]
Metals & Mining	24.4%
Electric Utilities	7.6%
Food Products	7.0%
Oil, Gas & Consumable Fuels	6.5%
Diversified Telecommunication Services	4.7%
Electronic Equipment & Instruments	3.7%
Road & Rail	3.0%
Machinery	2.9%
Consumer Finance	2.7%
Media	2.4%
Household Products	2.3%
Commercial Services & Supplies	2.1%
Multi-Utilities	2.1%
Short-Term Investments	16.5%
Other	12.1%
1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,140.30	$1,136.70	$1,136.60	$1,142.20	$1,018.65	$1,014.87	$1,014.87	$1,019.86
Expenses Incurred During Period	$7.01	$11.04	$11.04	$5.72	$6.61	$10.41	$10.41	$5.40

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.05%, 2.05% and 1.06% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report    Page 8

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 93.2%

	Aerospace & Defense – 1.9%

365,400	Thales S.A.	$19,295,946
	Auto Components – 2.9%

379,600	Magna International Inc., Class A	29,654,352
	Beverages – 2.1%

1,427,000	Kirin Brewery Company Limited	21,968,042
	Commercial Services & Supplies – 3.1%

184,192	Dai Nippon Printing Co., Ltd., ADR	5,762,097

1,634,000	Dai Nippon Printing Co., Ltd.	25,699,825
	Total Commercial Services & Supplies	31,461,922

	Computers & Peripherals – 1.1%

445,200	Gemalto NV, (1)	11,158,161
	Consumer Finance – 4.6%

270,100	ACOM Company Limited	10,295,955

315,150	Promise Company Limited	11,199,082

646,450	Takefuji Corporation	26,054,736
	Total Consumer Finance	47,549,773

	Diversified Telecommunication Services – 15.1%

469,140	Belgacom S.A.	21,256,439

2,074,638	Chunghwa Telecom Co., Ltd., Sponsored ADR	42,965,753

1,410,368	KT Corporation, Sponsored ADR	32,579,501

790,200	Nippon Telegraph and Telephone Corporation, ADR	19,786,608

15,346,590	Telecom Italia S.p.A.	38,540,712
	Total Diversified Telecommunication Services	155,129,013

	Electric Utilities – 5.9%

885,300	Centrais Electricas Brasileiras S.A., ADR	10,003,890

2,816,400	Enel SpA	29,875,995

898,325	Korea Electric Power Corporation, Sponsored ADR	20,544,693
	Total Electric Utilities	60,424,578

	Electronic Equipment & Instruments – 1.5%

1,400	Samsung SDI Company Limited	56,357

988,000	Samsung SDI Company Ltd., 144A, Reg S, GDR (1)	15,714,634
	Total Electronic Equipment & Instruments	15,770,991

	Energy Equipment & Services – 1.9%

12,190	Areva CI	9,800,484

150,300	Technip SA	9,669,886
	Total Energy Equipment & Services	19,470,370

	Food & Staples Retailing – 1.2%

1,412,124	J. Sainsbury PLC	12,065,250
	Household Durables – 0.6%

389,000	Sekisui House, Ltd.	5,481,073
	Industrial Conglomerates – 0.8%

1,259,864	Tomkins PLC	6,783,130

9

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

January 31, 2007

Shares	Description	Value

	Leisure Equipment & Products – 4.2%

717,600	Fuji Photo Film Co., Ltd.	$29,717,661

273,700	Sankyo Company Ltd	13,609,812
	Total Leisure Equipment & Products	43,327,473

	Media – 3.6%

1,891,600	Premiere AG, (1)	36,731,761
	Metals & Mining – 20.0%

3,988,500	Alumina Limited	20,221,552

250,600	Anglo American PLC	11,703,262

435,400	AngloGold Ashanti Limited, Sponsored ADR	20,463,800

764,800	Apex Silver Mines Limited, (1)	10,607,776

1,553,335	Barrick Gold Corporation	46,009,783

490,000	Bema Gold Corporation, (1)	2,866,500

843,239	Impala Platinum Holdings Limited	24,402,832

1,211,600	Ivanhoe Mines Limited, (1)	11,813,100

4,201,400	Lihir Gold Limited, (1)	10,298,226

209,310	Lonmin PLC	12,250,365

506,800	Newcrest Mining Limited	8,316,908

19,750	NovaGold Resources Inc., (1)	325,283

390,500	Rio Tinto PLC	21,077,921

100,000	Xstrata PLC	4,697,845
	Total Metals & Mining	205,055,153

	Multi-Utilities – 1.2%

813,900	United Utilities PLC, (1)	12,247,965
	Oil, Gas & Consumable Fuels – 8.8%

3,069,000	Nippon Oil Corporation	20,639,591

625,000	OPTI Canada Inc., (1)	10,568,916

418,168	Royal Dutch Shell PLC, Class B, ADR	28,314,155

175,339	Suncor Energy, Inc.	13,036,455

155,400	Total SA	10,562,751

7,082,000	Yanzhou Coal Mining Company	6,577,523
	Total Oil, Gas & Consumable Fuels	89,699,391

	Paper & Forest Products – 3.0%

1,859,000	Stora Enso Oyj, R Shares	31,154,541
	Personal Products – 2.0%

972,000	Shiseido Company, Limited	20,672,068
	Pharmaceuticals – 1.6%

569,800	Daiichi Sankyo Company Limited	15,899,118
	Semiconductors & Equipment – 1.2%

474,600	NEC Electronics Corporation, (1)	12,529,687
	Software – 0.9%

365,000	Sega Sammy Holdings Inc.	9,432,760
	Textiles, Apparel & Luxury Goods – 0.9%

774,000	Wacoal Holdings Corporation	9,603,220

10

Shares	Description	Value

	Wireless Telecommunication Services – 3.1%

10,944,617	Vodafone Group PLC	$32,025,383
	Total Common Stocks (cost $851,267,862)	954,591,121

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.6%

$67,950	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/07, repurchase price $67,959,211, collateralized by $59,170,000 U.S. Treasury Bonds, 6.125%, due 8/15/29, value $69,311,679	5.000%	2/01/07	$67,949,774

	Total Short-Term Investments (cost $67,949,774)			67,949,774

	Total Investments (cost $919,217,636) – 99.8%			1,022,540,895

	Other Assets Less Liabilities – 0.2%			1,611,782

	Net Assets – 100%			$1,024,152,677

(1)	Non-income producing.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows United States companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

See accompanying notes to financial statements.

11

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 87.6%

	Aerospace & Defense – 1.0%

31,400	Thales S.A.	$1,658,163
	Auto Components - 0.8%

16,100	Magna International Inc., Class A	1,257,732
	Beverages – 0.2%

14,800	Cocal Cola West Holdings Company	330,177
	Chemicals – 1.1%

91,300	Mosaic Company, (1)	1,818,696
	Commercial Services & Supplies – 2.2%

77,700	Allied Waste Industries, Inc., (1)	993,783

25,300	Toppan Printing Company Limited, ADR	1,357,449

106,000	Toppan Printing Company Limited	1,143,851
	Total Commercial Services & Supplies	3,495,083

	Consumer Finance - 2.9%

113,100	Takefuji Corporation	4,558,420
	Diversified Telecommunication Services – 4.9%

109,372	Chunghwa Telecom Co., Ltd., Sponsored ADR	2,265,094

83,010	KT Corporation, Sponsored ADR	1,917,531

145,000	Nippon Telegraph and Telephone Corporation, ADR	3,630,800
	Total Diversified Telecommunication Services	7,813,425

	Electric Utilities – 8.0%

12,700	Ameren Corporation	674,497

230,600	Centrais Electricas Brasileiras S.A., ADR	2,605,780

40,800	DTE Energy Company	1,891,896

154,100	EDP - Energias de Portugal, S.A.	771,503

26,700	IDACORP, INC	986,565

183,500	Korea Electric Power Corporation, Sponsored ADR	4,196,645

27,400	PNM Resources Inc.	835,152

13,000	Progress Energy, Inc.	618,020
	Total Electric Utilities	12,580,058

	Electrical Equipment – 1.3%

255,800	GrafTech International Limited, (1)	2,077,096
	Electronic Equipment & Instruments – 3.9%

59,300	Samsung SDI Co, Ltd	3,792,720

63,100	Tech Data Corporation, (1)	2,343,534
	Total Electronic Equipment & Instruments	6,136,254

	Energy Equipment & Services – 1.0%

25,200	Technip SA, ADR	1,626,660

300	Technip SA	19,301
	Total Energy Equipment & Services	1,645,961

12

Shares	Description	Value

	Food Products – 7.4%

18,700	Industrias Bachoco S.A., Sponsored ADR	$492,371

43,200	Sara Lee Corporation	740,880

207,900	Smithfield Foods, Inc., (1)	5,459,454

278,300	Tyson Foods, Inc., Class A	4,939,825
	Total Food Products	11,632,530

	Household Products – 2.4%

13,400	KAO Corporation, Sponsored ADR	3,821,925
	IT Services – 0.5%

11,600	CDW Corporation	744,372
	Machinery – 3.0%

141,600	AGCO Corporation, (1)	4,810,152
	Marine – 0.9%

33,100	Genco Shipping and Trading Limited	1,010,543

71,100	Navios Maritime Holdings Inc.	377,541
	Total Marine	1,388,084

	Media – 2.6%

121,100	Premiere AG, (1)	2,351,563

48,300	Scholastic Corporation, (1)	1,707,405
	Total Media	4,058,968

	Metals & Mining – 25.5%

96,100	Alcoa Inc.	3,104,030

43,655	Anglo American PLC	2,038,731

130,300	AngloGold Ashanti Limited, Sponsored ADR	6,124,100

324,700	Apex Silver Mines Limited, (1)	4,503,589

212,700	Barrick Gold Corporation	6,300,174

703,100	Bema Gold Corporation, (1)	4,113,135

244,200	Crystallex International Corporation, (1)	730,158

2,200	Eldorado Gold Corporation, (1)	12,474

12,800	Impala Platinum Holdings Limited	370,424

182,800	Ivanhoe Mines Limited, (1)	1,782,300

1,889,200	Lihir Gold Limited, (1)	4,630,696

49,800	Mechel OAO, ADR	1,409,340

92,400	Newcrest Mining Limited	1,516,342

69,900	Newmont Mining Corporation	3,152,490

417,000	Orezone Resources Inc., (1)	608,820
	Total Metals & Mining	40,396,803

	Multi-Utilities – 2.2%

140,400	Puget Energy Inc.	3,448,224

13

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

January 31, 2007

Shares	Description	Value

	Oil, Gas & Consumable Fuels – 6.8%

64,900	ChevronTexaco Corporation	$4,729,912

21,800	Nexen Inc.	1,319,336

51,300	Peabody Energy Corporation	2,094,579

39,700	Royal Dutch Shell PLC, Class B, ADR	2,688,087
	Total Oil, Gas & Consumable Fuels	10,831,914

	Paper & Forest Products – 1.7%

216,500	Domtar Inc., (1)	1,799,115

58,500	Wausau Paper Corp.	833,040
	Total Paper & Forest Products	2,632,155

	Pharmaceuticals – 0.7%

228,500	Patheon Inc., (1)	1,062,113
	Road & Rail – 3.1%

48,700	Union Pacific Corporation	4,918,700
	Software – 1.1%

56,200	Microsoft Corporation	1,734,332
	Transportation Infrastructure – 0.7%

35,200	Stolt-Nielsen S.A., Sponsored ADR	1,054,240
	Water Utilities – 0.5%

21,500	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	676,390
	Wireless Telecommunication Services – 1.2%

66,100	Vodafone Group PLC, ADR	1,942,680
	Total Common Stocks (cost $123,864,665)	138,524,647

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 17.2%

$27,277	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/07, repurchase price $27,281,171, collateralized by $20,035,000 U.S. Treasury Bonds, 8.875%, due 2/15/19, value $27,824,568	5.000%	2/01/07	$27,277,382

	Total Short-Term Investments (cost $27,277,382)			27,277,382

	Total Investments (cost $151,142,047) – 104.8%			165,802,029

	Other Assets Less Liabilities – (4.8)%			(7,576,301)

	Net Assets – 100%			$158,225,728

(1)	Non-income producing.
ADR	American Depositary Receipt.

See accompanying notes to financial statements.

14

Statement of Assets and Liabilities (Unaudited)

January 31, 2007

	Tradewinds International Value	Tradewinds Global All-Cap
Assets
Investments, at value (cost $851,267,862 and $123,864,665, respectively)	$954,591,121	$138,524,647
Short-term investments (at cost, which approximates market value)	67,949,774	27,277,382
Receivables:
Dividends and interest	1,123,759	135,661
Investments sold	3,196,323	1,380,724
Reclaims	14,488	—
Shares sold	5,072,497	1,759,410
Other assets	13,535	76
Total assets	1,031,961,497	169,077,900
Liabilities
Payables:
Investments purchased	4,622,617	10,672,776
Shares redeemed	1,651,829	4,407
Accrued expenses:
Management fees	853,586	118,015
12b-1 distribution and service fees	201,118	39,909
Other	479,670	17,065
Total liabilities	7,808,820	10,852,172
Net assets	$1,024,152,677	$158,225,728
Class A Shares
Net assets	$323,470,148	$141,245,054
Shares outstanding	9,956,514	6,006,804
Net asset value per share	$32.49	$23.51
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$34.47	$24.94
Class B Shares
Net assets	$16,071,379	$443,616
Shares outstanding	511,614	18,883
Net asset value and offering price per share	$31.41	$23.49
Class C Shares
Net assets	$143,951,163	$14,966,178
Shares outstanding	4,579,604	636,962
Net asset value and offering price per share	$31.43	$23.50
Class R Shares
Net assets	$540,659,987	$1,570,880
Shares outstanding	16,579,704	66,757
Net asset value and offering price per share	$32.61	$23.53

Net Assets Consist of:
Capital paid-in	$909,687,017	$143,346,228
Undistributed (Over-distribution of) net investment income	(1,025,519)	(490,952)
Accumulated net realized gain (loss) from investments and foreign currencies	12,178,271	725,077
Net unrealized appreciation (depreciation) of investments and foreign currencies	103,312,908	14,645,375
Net assets	$1,024,152,677	$158,225,728

See accompanying notes to financial statements.

15

Statement of Operations (Unaudited)

Six Months Ended January 31, 2007

	Tradewinds International Value	Tradewinds Global All-Cap
Investment Income
Dividends (net of foreign tax withheld of $855,833 and $31,345, respectively)	$7,365,382	$654,649
Interest	1,332,584	351,179
Total investment income	8,697,966	1,005,828
Expenses
Management fees	4,448,035	523,807
12b-1 service fees – Class A	370,597	126,908
12b-1 distribution and service fees – Class B	78,795	1,491
12b-1 distribution and service fees – Class C	664,342	44,843
Shareholders’ servicing agent fees and expenses	621,123	4,808
Custodian’s fees and expenses	135,916	25,514
Trustees’ fees and expenses	11,399	1,567
Professional fees	45,491	10,578
Shareholders’ reports – printing and mailing expenses	121,073	6,621
Federal and state registration fees	79,924	13,349
Other expenses	9,140	696
Total expenses before custodian fee credit	6,585,835	760,182
Custodian fee credit	(180)	(111)
Net expenses	6,585,655	760,071
Net investment income	2,112,311	245,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	19,837,433	973,150
Foreign currencies	(317,385)	(8,874)
Net change in unrealized appreciation (depreciation) of:
Investments	67,972,607	13,703,429
Foreign currencies	(42,534)	(14,612)
Net realized and unrealized gain (loss)	87,450,121	14,653,093
Net increase (decrease) in net assets from operations	$89,562,432	$14,898,850

See accompanying notes to financial statements.

16

Statement of Changes in Net Assets (Unaudited)

	Tradewinds International Value		Tradewinds Global All-Cap
	Six Months Ended 1/31/07	Year Ended 7/31/06	Six Months Ended 1/31/07	For the Period 3/28/06 (commencement of operations) through 7/31/06
Operations
Net investment income	$2,112,311	$7,751,048	$245,757	$68,184
Net realized gain (loss) from:
Investments	19,837,433	17,140,690	973,150	106,567
Foreign currencies	(317,385)	(1,105,206)	(8,874)	(233)
Net change in unrealized appreciation (depreciation) of:
Investments	67,972,607	20,051,045	13,703,429	956,553
Foreign currencies	(42,534)	40,658	(14,612)	5
Net increase (decrease) in net assets from operations	89,562,432	43,878,235	14,898,850	1,131,076
Distributions to Shareholders
From net investment income:
Class A	(2,797,860)	(698,896)	(802,422)	—
Class B	(32,468)	—	(335)	—
Class C	(283,361)	—	(11,862)	—
Class R	(5,692,548)	(976,230)	(7,677)	—
From accumulated net realized gains:
Class A	(4,302,920)	—	(312,260)	—
Class B	(233,872)	—	(844)	—
Class C	(2,035,639)	—	(30,152)	—
Class R	(6,906,340)	—	(2,510)	—
Decrease in net assets from distribution to shareholders	(22,285,008)	(1,675,126)	(1,168,062)	—
Fund Share Transactions
Proceeds from sale of shares	296,949,705	616,318,480	76,035,357	72,287,580
Proceeds from shares issued to shareholders due to reinvestment of distributions	19,229,809	1,483,145	64,532	—
	316,179,514	617,801,625	76,099,889	72,287,580
Cost of shares redeemed	(81,025,612)	(65,847,910)	(4,973,176)	(50,429)
Redemption fees	13,564	34,261	—	—
Net increase (decrease) in net assets from Fund share transactions	235,167,466	551,987,976	71,126,713	72,237,151
Net increase (decrease) in net assets	302,444,890	594,191,085	84,857,501	73,368,227
Net assets at the beginning of period	721,707,787	127,516,702	73,368,227	—
Net assets at the end of period	$1,024,152,677	$721,707,787	$158,225,728	$73,368,227
Undistributed (Over-distribution of) net investment income at the end of period	$(1,025,519)	$5,668,407	$(490,952)	$85,587

See accompanying notes to financial statements.

17

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Tradewinds International Value Fund (“Tradewinds International Value”) (formerly Nuveen NWQ International Value Fund) and Nuveen Tradewinds Global All-Cap Fund (“Tradewinds Global All-Cap”) (formerly Nuveen NWQ Global All-Cap Fund) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust in 1997.

Effective March 1, 2006, NWQ Investment Management Company, LLC (“NWQ”) reorganized into two distinct entities: NWQ and Tradewinds NWQ Global Investors, LLC. As a result of this reorganization, Tradewinds NWQ Global Investors, LLC assumed all of the sub-advisory responsibilities for Tradewinds International Value and Tradewinds Global All-Cap. Effective February 27, 2007, Tradewinds NWQ Global Investors LLC changed its name to Tradewinds Global Investors LLC (“Tradewinds”). This transition did not cause a change in the portfolio management of the Funds or their investment objectives or policies.

As previously approved by the Board of Trustees, effective June 30, 2006, the Nuveen NWQ International Value Fund and the Nuveen NWQ Global All-Cap Fund changed their names to Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Global All-Cap Fund, respectively.

Tradewinds International Value invests in foreign equity securities, including foreign equity securities traded on foreign exchanges and U.S.-traded American Depositary Receipts in an attempt to provide long-term capital appreciation.

Tradewinds Global All-Cap ordinarily invests at least 80% of its total net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations, including convertible securities, in an attempt to provide long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when issued/delayed delivery purchase commitments. At January 31, 2007, there were no such outstanding purchase commitments in either Fund.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes

Each Fund is a separate taxpayer for Federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual

18

12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

The Funds impose a 2% redemption fee on certain redemptions or exchange transactions within 30 days of acquisition. During the six months ended January 31, 2007, $13,564 of redemption fees were imposed on shares redeemed from Tradewinds International Value and were recorded as an increase to the Fund’s capital paid-in. No such fees were imposed on shares redeemed from Tradewinds Global All-Cap.

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended January 31, 2007.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Foreign Currency Translation

To the extent that a Fund invests in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) in the Statement of Operations.

Foreign Currency Transactions

The Funds are authorized to engage in foreign currency exchange transactions in connection with its portfolio investments and assets and liabilities denominated in foreign currencies. The Funds may engage in foreign currency forward, options and futures contracts. The Funds will enter into foreign currency transactions for hedging and other permissible risk management purposes only. If the Funds invests in a currency futures or options contract, it must make a margin deposit to secure performance of such contract. With respect to investments in currency futures contracts, the Funds may also be required to make a variation margin deposit because the value of futures contracts fluctuates daily. In addition, the Funds may segregate assets to cover its futures contracts obligations.

The objective of the Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Funds’ foreign currency denominated securities and other assets and liabilities will decline in value due to changes in foreign currency exchange rates. All foreign currency forward contracts, options and futures transactions are valued daily at the applicable market rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains and losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The contractual amounts of forward foreign currency exchange contracts does not necessarily represent the amounts potentially subject to risk. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds did not enter into any foreign currency forward, options or futures contracts during the six months ended January 31, 2007.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

19

Notes to Financial Statements (Unaudited) (continued)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Tradewinds International Value
	Six Months Ended 1/31/07		Year Ended 7/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,317,819	$72,799,763	7,719,331	$225,241,922
Class A – automatic conversion of Class B shares	21,817	674,071	24,856	739,718
Class B	40,885	1,230,827	212,220	5,938,024
Class C	780,996	23,487,958	3,170,734	88,839,806
Class R	6,329,655	198,757,086	10,152,750	295,559,010
Shares issued to shareholders due to reinvestment of distributions:
Class A	171,522	5,588,024	18,346	519,019
Class B	5,457	171,272	—	—
Class C	46,627	1,464,325	—	—
Class R	366,915	12,006,188	33,960	964,126
	10,081,693	316,179,514	21,332,197	617,801,625
Shares redeemed:
Class A	(1,432,830)	(45,080,668)	(1,249,058)	(36,308,923)
Class B	(38,583)	(1,178,775)	(58,198)	(1,602,922)
Class B – automatic conversion to Class A shares	(22,625)	(674,071)	(25,737)	(739,718)
Class C	(283,417)	(8,609,110)	(254,716)	(7,206,044)
Class R	(803,550)	(25,482,988)	(677,735)	(19,990,303)
Redemption fees:
Class A	—	6,845	—	12,900
Class B	—	155	—	998
Class C	—	1,342	—	5,901
Class R	—	5,222	—	14,462
	(2,581,005)	(81,012,048)	(2,265,444)	(65,813,649)
Net increase (decrease)	7,500,688	$235,167,466	19,066,753	$551,987,976

20

	Tradewinds Global All-Cap
	Six Months Ended 1/31/07		For the Period 3/28/06 (commencement of operations) through 7/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,946,777	$65,220,972	3,176,883	$65,025,597
Class B	13,661	308,000	16,462	331,926
Class C	412,413	9,246,317	262,580	5,418,249
Class R	57,168	1,260,068	75,148	1,511,808
Shares issued to shareholders due to reinvestment of distributions:
Class A	2,165	50,366	—	—
Class B	13	304	—	—
Class C	201	4,663	—	—
Class R	395	9,199	—	—
	3,432,793	76,099,889	3,531,073	72,287,580
Shares redeemed:
Class A	(119,021)	(2,566,522)	—	—
Class B	(11,253)	(238,458)	—	—
Class C	(35,772)	(764,324)	(2,460)	(50,429)
Class R	(65,954)	(1,403,872)	—	—
	(232,000)	(4,973,176)	(2,460)	(50,429)
Net increase (decrease)	3,200,793	$71,126,713	3,528,613	$72,237,151

3. Investment Transactions

Purchases and sales (excluding short-term investments) for the six months ended January 31, 2007, were as follows:

	Tradewinds International Value	Tradewinds Global All-Cap
Purchases	$320,812,734	$68,200,910
Sales	137,522,277	7,332,107

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2007, the cost of investments was as follows:

	Tradewinds International Value	Tradewinds Global All-Cap
Cost of investments	$919,246,021	$151,280,791

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

	Tradewinds International Value	Tradewinds Global All-Cap
Gross unrealized:
Appreciation	$128,746,162	$15,623,409
Depreciation	(25,451,288)	(1,102,171)
Net unrealized appreciation (depreciation) of investments	$103,294,874	$14,521,238

21

Notes to Financial Statements (Unaudited) (continued)

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2006, the Funds’ last tax year end, were as follows:

	Tradewinds International Value	Tradewinds Global All-Cap
Undistributed net ordinary income**	$5,696,791	$330,897
Undistributed net long-term capital gains	6,136,993	—

** Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2006, was designated for purposes of the dividends paid deduction as follows:

	Tradewinds International Value	Tradewinds Global All-Cap*
Distributions from net ordinary income**	$1,675,126	$—
Distributions from net long-term capital gains	—	—

* For the period March 28, 2006 (commencement of operations) through July 31, 2006.

** Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

5. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Tradewinds International Value Fund-Level Fee Rate	Tradewinds Global All-Cap Fund-Level Fee Rate
For the first $125 million	.8500%	.7500%
For the next $125 million	.8375	.7375
For the next $250 million	.8250	.7250
For the next $500 million	.8125	.7125
For the next $1 billion	.8000	.7000
For net assets over $2 billion	.7750	.6750

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2007, the complex-level fee rate was .1844%

22

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Tradewinds, of which Nuveen owns a controlling interest while key management of Tradewinds owns a non-controlling minority interest. Tradewinds is compensated for its services to the Funds from the management fee paid to the Adviser.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of Tradewinds International Value through July 31, 2007, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.50% of the average daily net assets.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of Tradewinds Global All-Cap through November 30, 2009, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.30% of the average daily net assets and from exceeding 1.55% after November 30, 2009.

The Adviser may also voluntarily reimburse additional expenses from time to time in either of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

During the six months ended January 31, 2007, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Tradewinds International Value	Tradewinds Global All-Cap
Sales charges collected	$315,651	$185,777
Paid to authorized dealers	276,838	179,225

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended January 31, 2007, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Tradewinds International Value	Tradewinds Global All-Cap
Commission advances	$285,178	$256,755

23

Notes to Financial Statements (Unaudited) (continued)

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended January 31, 2007, the Distributor retained such 12b-1 fees as follows:

	Tradewinds International Value	Tradewinds Global All-Cap
12b-1 fees retained	$513,316	$38,782

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended January 31, 2007, as follows:

	Tradewinds International Value	Tradewinds Global All-Cap
CDSC retained	$37,971	$15,119

At January 31, 2007, the Adviser owned 1,250 shares of Classes A, B, C and R of Tradewinds Global All-Cap.

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the funds last NAV calculations in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by July 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

24

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions						Ratios/Supplemental Data
TRADEWINDS INTERNATIONAL VALUE												Ratios to Average Net Assets Before Credit/ Reimbursement			Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Redemp- tion Fees(a)	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/99)
2007(e)	$30.05	$.08	$3.11	$3.19	$(.27)	$(.48)	$(.75)	$—	$32.49	10.62%	$323,470	1.49	%**	.53%**	1.49	%**	.53	%**	1.49	%**	.53	%**	17%
2006	25.43	.57	4.21	4.78	(.17)	—	(.17)	.01	30.05	18.88	266,781	1.63		1.95	1.63		1.95		1.63		1.95		28
2005	20.82	.35	4.44	4.79	(.18)	—	(.18)	—	25.43	23.02	60,131	1.59		1.43	1.59		1.43		1.59		1.43		24
2004	16.01	.24	4.72	4.96	(.18)	—	(.18)	.03	20.82	31.21	5,580	1.74		1.24	1.74		1.24		1.74		1.25		41
2003	13.95	.20	1.82	2.02	—	—	—	.04	16.01	14.77	3,898	2.45		.74	1.75		1.43		1.73		1.46		172	*
2002	16.22	(.12)	(2.15)	(2.27)	—	—	—	—	13.95	(14.00)	4,011	1.83		(.84)	1.83		(.84)		1.76		(.77)		183
Class B (12/99)
2007(e)	28.98	(.03)	2.98	2.95	(.04)	(.48)	(.52)	—	31.41	10.19	16,071	2.24	**	(.18 )**	2.24	**	(.18	)**	2.24	**	(.18	)**	17
2006	24.56	.27	4.14	4.41	—	—	—	.01	28.98	18.00	15,258	2.33		.96	2.33		.96		2.33		.96		28
2005	20.13	.08	4.37	4.45	(.02)	—	(.02)	—	24.56	22.10	9,781	2.33		.33	2.33		.33		2.33		.33		24
2004	15.53	.08	4.58	4.66	(.06)	—	(.06)	—	20.13	30.00	5,378	2.50		.42	2.50		.42		2.49		.43		41
2003	13.68	.11	1.74	1.85	—	—	—	—	15.53	13.52	3,819	3.16		.13	2.50		.80		2.46		.83		172	*
2002	16.03	(.23)	(2.12)	(2.35)	—	—	—	—	13.68	(14.66)	2,586	2.60		(1.59)	2.60		(1.59)		2.53		(1.52)		183
Class C (12/99)
2007(e)	29.00	(.03)	2.98	2.95	(.04)	(.48)	(.52)	—	31.43	10.18	143,951	2.24	**	(.22 )**	2.24	**	(.22	)**	2.24	**	(.22	)**	17
2006	24.58	.33	4.08	4.41	—	—	—	.01	29.00	17.98	117,016	2.37		1.17	2.37		1.17		2.37		1.17		28
2005	20.14	.12	4.34	4.46	(.02)	—	(.02)	—	24.58	22.08	27,515	2.35		.49	2.35		.49		2.35		.50		24
2004	15.55	.08	4.57	4.65	(.06)	—	(.06)	—	20.14	29.96	6,133	2.50		.44	2.50		.44		2.49		.44		41
2003	13.68	.09	1.77	1.86	—	—	—	.01	15.55	13.67	4,004	3.19		(.05)	2.50		.63		2.48		.66		172	*
2002	16.03	(.22)	(2.13)	(2.35)	—	—	—	—	13.68	(14.66)	4,667	2.58		(1.53)	2.58		(1.53)		2.51		(1.46)		183
Class R (12/99)
2007(e)	30.19	.11	3.14	3.25	(.35)	(.48)	(.83)	—	32.61	10.77	540,660	1.24	**	.68 **	1.24	**	.68	**	1.24	**	.68	**	17
2006	25.55	.68	4.19	4.87	(.24)	—	(.24)	.01	30.19	19.14	322,653	1.39		2.31	1.39		2.31		1.39		2.31		28
2005	20.91	.29	4.58	4.87	(.23)	—	(.23)	—	25.55	23.33	30,089	1.32		1.18	1.32		1.18		1.32		1.18		24
2004	16.10	.28	4.75	5.03	(.22)	—	(.22)	—	20.91	31.31	20,705	1.49		1.44	1.49		1.44		1.49		1.44		41
2003	14.04	.27	1.79	2.06	—	—	—	—	16.10	14.67	14,051	2.17		1.22	1.50		1.90		1.46		1.93		172	*
2002	16.29	(.06)	(2.19)	(2.25)	—	—	—	—	14.04	(13.81)	8,367	1.56		(.48)	1.56		(.48)		1.49		(.41)		183

*	The cost of securities acquired in the acquisition of Nuveen European Value Fund of $4,173,965 was excluded from the portfolio turnover rate calculation.
**	Annualized.
(a)	Per share Net Investment Income (Loss) and Redemption Fees are calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

25

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions						Ratios/Supplemental Data
TRADEWINDS GLOBAL ALL-CAP												Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Redemp- tion Fees(a)	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (3/06)
2007(f)	$20.80	$.06	$2.86	$2.92	$(.15)	$(.06)	$(.21)	$—	$23.51	14.03%	$141,245	1.30	%*	.50	%*	1.30	%*	.50	%*	1.30	%*	.50	%*	7%
2006(e)	20.00	.04	.76	.80	—	—	—	—	$20.80	4.00	66,065	1.48	*	.55	*	1.48	*	.56	*	1.47	*	.57	*	5
Class B (3/06)
2007(f)	20.74	(.01)	2.84	2.83	(.02)	(.06)	(.08)	—	23.49	13.67	444	2.05	*	(.06	)*	2.05	*	(.06	)*	2.05	*	(.06	)*	7
2006(e)	20.00	.01	.73	.74	—	—	—	—	20.74	3.70	341	2.62	*	(.22	)*	2.27	*	.14	*	2.27	*	.14	*	5
Class C (3/06)
2007(f)	20.75	(.03)	2.86	2.83	(.02)	(.06)	(.08)	—	23.50	13.66	14,966	2.05	*	(.27	)*	2.05	*	(.27	)*	2.05	*	(.27	)*	7
2006(e)	20.00	(.01)	.76	.75	—	—	—	—	20.75	3.75	5,397	2.30	*	(.11	)*	2.28	*	(.08	)*	2.27	*	(.07	)*	5
Class R (3/06)
2007(f)	20.81	.11	2.86	2.97	(.19)	(.06)	(.25)	—	23.53	14.22	1,571	1.06	*	1.02	*	1.06	*	1.02	*	1.06	*	1.02	*	7
2006(e)	20.00	.08	.73	.81	—	—	—	—	20.81	4.10	1,564	1.64	*	.79	*	1.27	*	1.16	*	1.27	*	1.17	*	5

*	Annualized.
(a)	Per share Net Investment Income (Loss) and Redemption Fees are calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period March 28, 2006 (commencement of operations) through July 31, 2006.
(f)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

26

Notes

27

Notes

28

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Tradewinds Global Investors, LLC 2049 Century Park East Los Angeles, CA 90067	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

29

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $162 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

•	Share prices

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MSA-GRW-0107D

NUVEEN INVESTMENTS EQUITY FUNDS

Semiannual Report dated January 31, 2007	For investors seeking long-term capital appreciation.

Nuveen Investments

Equity Funds

Nuveen Tradewinds Global Resources Fund

NOW YOU CAN RECEIVE YOUR

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if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Dear Shareholder,

I am very pleased to introduce the new Nuveen Tradewinds Global Resources Fund covered by this report. Detailed information on your Fund’s performance can be found in the Portfolio Manager’s Comments and Fund Spotlight sections of this report. The Nuveen Tradewinds Global Resources Fund began investment operations on December 15, 2006 and features portfolio management by Tradewinds Global Investors, LLC. I urge you to take the time to read the portfolio manager’s comments.

With the recent volatility in the market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

March 15, 2007

“No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals.”

Semiannual Report  l  Page 1

Portfolio Manager’s Comments

The Nuveen Tradewinds Global Resources Fund features portfolio management by Tradewinds Global Investors, LLC (Tradewinds), of which Nuveen Investments, Inc. owns a controlling interest. In the following discussion, portfolio manager Dave Iben offers his thoughts on the performance and strategy of the Fund during the six-month period ended January 31, 2007.

After the close of the reporting period, on February 27, 2007, Tradewinds NWQ Global Investors, LLC changed its name to Tradewinds Global Investors, LLC. This did not result in any changes in the Fund’s portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices.

How did the Fund perform and what strategies were used during the period ended January 31, 2007?

The Nuveen Tradewinds Global Resources Fund began investment operations on December 15, 2006. During the period from inception to period end, we were involved in the initial invest-up phase. The table on page three provides performance information for the Fund (Class A shares at net asset value) since inception through January 31, 2007. The table also compares the Funds’ performance to appropriate benchmarks.

The Fund uses a value-oriented investment strategy, through which it opportunistically seeks to identify undervalued securities in the context of major themes shaping opportunities in the global market. The investment process employs rigorous bottom-up research aimed at selecting undervalued securities that are believed to be mispriced, misperceived or under-followed, and that have the prospect of strong or improving business fundamentals. A strong sell discipline is also applied by which we consider selling a security when it shows deteriorating fundamentals, falls short of expectations and/or has reached a valuation that is believed to be no longer compelling. Under normal market conditions, at least 80% of the Fund will be invested in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities. Some of our largest positions in the Fund included metals and mining companies AngloGold Ashanti, Barrick Gold and Newmont Mining Corporation.

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

Semiannual Report  l  Page 2

Class A Shares

Cumulative Returns as of 1/31/07

Since inception (12/15/06)
Nuveen Tradewinds Global Resources Fund
A Shares at NAV	2.05%
A Shares at Offer	-3.82%
Lipper Natural Resources Funds Index[1]	0.19%
MSCI ACWI[2]	0.99%

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

1	The Lipper Natural Resources Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Natural Resources Funds category. The since inception data for the index represents returns for the period 12/31/06 – 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The MSCI ACWI (All Country World Index) is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The since inception data for the index is for the period 12/31/06-1/31/07 as the returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

Semiannual Report  l  Page 3

Fund Spotlight as of 1/31/07 Nuveen Tradewinds Global Resources Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$20.42	$20.40	$20.40	$20.43
Inception Date	12/15/06	12/15/06	12/15/06	12/15/06

Subsequent to the close of the reporting period, on February 27, 2007, Tradewinds NWQ Global Investors, LLC changed its name to Tradewinds Global Investors, LLC.

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	2.05%	-3.82%

B Shares	w/o CDSC	w/CDSC
Since Inception	1.95%	-3.05%

C Shares	NAV	w/CDSC
Since Inception	1.95%	0.95%

R Shares	NAV
Since Inception	2.10%

Top Five Common Stock Holdings[1]
AngloGold Ashanti Limited, Sponsored ADR	7.0%
Barrick Gold Corporation	6.8%
Newmont Mining Corporation	6.7%
Smithfield Foods, Inc.	5.7%
Bema Gold Corporation	4.7%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	0.25%	-5.51%

B Shares	w/o CDSC	w/CDSC
Since Inception	0.25%	-4.75%

C Shares	NAV	w/CDSC
Since Inception	0.25%	-0.75%

R Shares	NAV
Since Inception	0.25%

Net Asset Allocation
Common Stocks	72.6%
Cash	30.5%
Other Assets less Liabilities	(3.1%	)

Portfolio Statistics
Net Assets ($000)	$1,021
Number of Stocks	37
Expense Ratio[2]	1.38%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

2	Class A shares after credit/reimbursement for the period December 15, 2006 (commencement of operations) through January 31, 2007.

Semiannual Report  l  Page 4

Fund Spotlight as of 1/31/07 Nuveen Tradewinds Global Resources Fund

Country Allocation[1]
United States	46.2%
Canada	22.9%
Australia	7.5%
South Africa	7.0%
Papua New Guinea	4.1%
United Kingdom	4.1%
Brazil	3.6%
Mexico	2.9%
France	1.7%

Industries[1]
Metals & Mining	59.6%
Oil, Gas & Consumable Fuels	11.4%
Food Products	7.1%
Road & Rail	5.6%
Machinery	5.2%
Other	11.1%
1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 48 days of the Fund’s operations they may not provide a meaningful understanding of the Fund’s ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (12/15/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,020.50	$1,019.50	$1,019.50	$1,021.00	$1,004.76	$1,003.76	$1,003.76	$1,005.12
Expenses Incurred During Period	$1.83	$2.84	$2.84	$1.48	$1.82	$2.82	$2.82	$1.46

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.14%, 2.14% and 1.11% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 48/365 (to reflect the 48 days in the period since the Fund’s Commencement of Operations).

Semiannual Report  l  Page 5

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

January 31, 2007

Shares	Description	Value
	COMMON STOCKS

	Electric Utilities – 2.0%

1,800	Centrais Electricas Brasileiras S.A., ADR	$20,340

	Electrical Equipment – 1.1%

1,400	GrafTech International Ltd., (1)	11,368

	Energy Equipment & Services – 1.3%

200	Technip SA, ADR	12,910

	Food Products – 5.2%

1,600	Smithfield Foods, Inc., (1)	42,016

600	Tyson Foods, Inc., Class A	10,650
	Total Food Products	52,666

	Machinery – 3.8%

1,000	AGCO Corporation, (1)	33,970

200	Alamo Group Inc.	4,836
	Total Machinery	38,806

	Metals & Mining – 43.3%

800	Alcoa Inc.	25,840

4,000	Alumina Limited	20,280

1,100	AngloGold Ashanti Limited, Sponsored ADR	51,700

2,200	Apex Silver Mines Limited, (1)	30,514

1,700	Barrick Gold Corporation	50,354

5,900	Bema Gold Corporation, (1)	34,515

200	CONSOL Energy Inc.	6,886

8,600	Consolidated Minerals Limited	15,518

3,100	Crystallex International Corporation, (1)	9,269

4,600	Eastern Platinum Limited, (1)	6,176

3,300	Entree Gold Inc., (1)	5,048

1,100	Gold Reserve Inc., Class A, (1)	4,433

2,300	Industrias Penoles, S.A. de C.V.	21,761

2,000	Ivanhoe Mines Ltd., (1)	19,500

12,400	Lihir Gold Limited, (1)	30,394

5,800	MagIndustries Corp.	5,421

1,200	Newcrest Mining Limited	19,693

1,100	Newmont Mining Corporation	49,610

1,800	NovaGold Resources Inc.	29,646

3,400	Orezone Resources Inc., (1)	4,964
	Total Metals & Mining	441,522

	Multi-Utilities – 0.9%

400	Puget Energy, Inc.	9,824

6

Shares	Description	Value

	Oil, Gas & Consumable Fuels – 8.3%

400	Chevron Corporation	$29,152

500	Peabody Energy Corporation	20,415

900	Royal Dutch Shell PLC, Class A	30,374

400	Warren Resources Inc., (1)	4,436
	Total Oil, Gas & Consumable Fuels	84,377

	Paper & Forest Products – 2.1%

600	Bowater Incorporated	16,422

600	Domtar Corporation, (1)	4,986
	Total Paper & Forest Products	21,408

	Road & Rail – 4.1%

300	CSX Corporation	11,037

300	Union Pacific Corporation	30,300
	Total Road & Rail	41,337

	Water Utilities – 0.5%

200	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	6,292
	Total Investments (cost $722,669) – 72.6%	740,850

	Other Assets Less Liabilities – 27.4%	279,742

	Net Assets – 100%	1,020,592

(1)	Non-income producing.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

7

Statement of Assets and Liabilities (Unaudited)

Nuveen Tradewinds Global Resources Fund

January 31, 2007

Assets
Investments, at value (cost $722,669)	$740,850
Cash	311,639
Receivables:
Dividends	244
From Adviser	16,203
Investments sold	25,942
Total assets	1,094,878
Liabilities
Payable for investments purchased	47,651
Accrued expenses:
12b-1 distribution and service fees	472
Other	26,163
Total liabilities	74,286
Net assets	$1,020,592
Class A Shares
Net assets	$255,253
Shares outstanding	12,500
Net asset value per share	$20.42
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$21.67
Class B Shares
Net assets	$254,999
Shares outstanding	12,500
Net asset value and offering price per share	$20.40
Class C Shares
Net assets	$254,999
Shares outstanding	12,500
Net asset value and offering price per share	$20.40
Class R Shares
Net assets	$255,341
Shares outstanding	12,500
Net asset value and offering price per share	$20.43

Net Assets Consist of:
Capital paid-in	$1,000,000
Undistributed net investment income (loss)	(578)
Accumulated net realized gain (loss) from investments and foreign currencies	3,054
Net unrealized appreciation (depreciation) of investments and foreign currencies	18,116
Net assets	$1,020,592

See accompanying notes to financial statements.

8

Statement of Operations (Unaudited)

Nuveen Tradewinds Global Resources Fund

For the Period December 15, 2006 (commencement of operations) through January 31, 2007

Investment Income
Dividends	$248
Interest	1,378
Total investment income	1,626
Expenses
Management fees	1,285
12b-1 service fees – Class A	82
12b-1 distribution and service fees – Class B	326
12b-1 distribution and service fees – Class C	326
Shareholders’ servicing agent fees and expenses	134
Custodian’s fees and expenses	805
Trustees’ fees and expenses	13
Professional fees	1,039
Shareholders’ reports – printing and mailing expenses	24,294
Federal and state registration fees	16
Other expenses	134
Total expenses before custodian fee credit and expense reimbursement	28,454
Custodian fee credit	(272)
Expense reimbursement	(25,978)
Net expenses	2,204
Net investment income (loss)	(578)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,774
Foreign currencies	(720)
Change in unrealized appreciation (depreciation) of:
Investments	18,181
Foreign currencies	(65)
Net realized and unrealized gain (loss)	21,170
Net increase (decrease) in net assets from operations	$20,592

See accompanying notes to financial statements.

9

Statement of Changes in Net Assets (Unaudited)

Nuveen Tradewinds Global Resources Fund

For the Period December 15, 2006 (commencement of operations) through January 31, 2007

Operations
Net investment income (loss)	$(578)
Net realized gain (loss) from:
Investments	3,774
Foreign currencies	(720)
Change in unrealized appreciation (depreciation) of:
Investments	18,181
Foreign currencies	(65)
Net increase (decrease) in net assets from operations	20,592
Fund Share Transactions
Proceeds from sale of shares	1,000,000
Net increase (decrease) in net assets from Fund share transactions	1,000,000
Net increase (decrease) in net assets	1,020,592
Net assets at the beginning of period	—
Net assets at the end of period	$1,020,592
Undistributed net investment income (loss) at the end of period	$(578)

See accompanying notes to financial statements.

10

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Tradewinds Global Resources Fund (the “Fund”), among others. The Trust was organized as a Massachusetts business trust in 1997.

The Fund ordinarily invests at least 80% of its net assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities) in an attempt to provide long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2007, the Fund had no such outstanding purchase commitments.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes

The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program

The Fund offers Class A, B, C and R Shares, however, the Fund will issue Class B Shares only upon exchange of Class B Shares from another Nuveen fund or for purposes of dividend reinvestment. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor in Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments

The Fund is authorized to invest in certain derivative financial instruments. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not invest in any such investments during the period December 15, 2006 (commencement of operations) through January 31, 2007.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

11

Notes to Financial Statements (Unaudited) (continued)

Expense Allocation

Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Foreign Currency Translation

To the extent that the Fund invests in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) in the Statement of Operations.

Foreign Currency Transactions

The Fund is authorized to engage in foreign currency exchange transactions in connection with its portfolio investments and assets and liabilities denominated in foreign currencies. The Fund may engage in foreign currency forward, options and futures contracts. The Fund will enter into foreign currency transactions for hedging and other permissible risk management purposes only. If the Fund invests in a currency futures or options contract it must make a margin deposit to secure performance of such contract. With respect to investments in currency futures contracts, the Fund may also be required to make a variation margin deposit because the value of futures contracts fluctuates daily. In addition, the Fund may segregate assets to cover its futures contracts obligations.

The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities and other assets and liabilities will decline in value due to changes in foreign currency exchange rates. All foreign currency forward contracts, options and futures transactions are valued daily at the applicable market rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The contractual amounts of forward foreign currency exchange contracts does not necessarily represent the amounts potentially subject to risk. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not enter into any foreign currency forward, options or futures contracts during the period December 15, 2006 (commencement of operations) through January 31, 2007.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

12

2. Fund Shares

Transactions in Fund shares for the period December 15, 2006 (commencement of operations) through January 31, 2007, were as follows:

	Shares	Amount
Shares sold:
Class A	12,500	$250,000
Class B	12,500	250,000
Class C	12,500	250,000
Class R	12,500	250,000
Net increase (decrease)	50,000	$1,000,000

3. Investment Transactions

Purchases and sales (excluding short-term investments) for the period December 15, 2006 (commencement of operations) through January 31, 2007, aggregated $744,838 and $25,942, respectively.

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

At January 31, 2007, the cost of investments was $722,669.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$28,370
Depreciation	(10,189)
Net unrealized appreciation (depreciation) of investments	$18,181

5. Management Fee and Other Transactions with Affiliates

The Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investment, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for the Fund is based upon the average daily Managed Assets of the Fund as follows:

Average Daily Managed Assets	Fund-Level Fee Rate
For the first $125 million	.8000%
For the next $125 million	.7875
For the next $250 million	.7750
For the next $500 million	.7625
For the next $1 billion	.7500
For Managed Assets over $2 billion	.7250

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2007, the complex-level fee rate was .1844%.

13

Notes to Financial Statements (Unaudited) (continued)

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Tradewinds NWQ Global Investors, Inc. (“Tradewinds”), of which Nuveen owns a controlling interest while key management of Tradewinds owns a non-controlling minority interest. Tradewinds is compensated for its services to the Fund from the management fee paid to the Adviser.

The Adviser agreed to waive part of its management fees or reimburse certain expenses in order to limit total operating expenses (excluding 12b-1 distribution and service fees, and extraordinary expenses) from exceeding 1.35% of the average daily net assets through November 30, 2010 (1.60% after November 30, 2010). The Adviser may also voluntarily reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

At January 31, 2007, Nuveen owned all shares of each class of the Fund.

For the period December 15, 2006 (commencement of operations) through January 31, 2007, Nuveen Investments, LLC, a wholly owned subsidiary of Nuveen, retained all 12b-1 fees.

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund’s last NAV calculations in the first required financial statement reporting period. As a result, the Fund must begin to incorporate FIN 48 into its NAV calculation by July 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Fund.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007 the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

14

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout the period:

Class (Commencement Date)
		Investment Operations				Less Distributions					Ratios/Supplemental Data
Tradewinds Global Resources												Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/06)
2007(e)	$20.00	$—	**	$.42	$.42	$—	$—	$—	$20.42	2.05%	$255	21.52	%*	(20.27	)%*	1.59	%*	(.33	)%*	1.38	%*	(.13	)%*	4%
Class B (12/06)
2007(e)	20.00	(.02)		.42	.40	—	—	—	20.40	1.95	255	22.26	*	(21.01	)*	2.34	*	(1.10	)*	2.14	*	(.89	)*	4
Class C (12/06)
2007(e)	20.00	(.02)		.42	.40	—	—	—	20.40	1.95	255	22.26	*	(21.01	)*	2.34	*	(1.10	)*	2.14	*	(.89	)*	4
Class R (12/06)
2007(e)	20.00	—	**	.43	.43	—	—	—	20.43	2.10	255	21.26	*	(20.01	)*	1.32	*	(.08	)*	1.11	*	.13	*	4

*	Annualized.
**	Per share Net Investment Income (Loss) rounds to less than ($.01) per share.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period December 15, 2006 (commencement of operations) through January 31, 2007.

See accompanying notes to financial statements.

15

Annual Investment Management Agreement Approval Process

The Approval Process

The Board of Trustees is responsible for approving the advisory arrangements for the Fund. At a meeting held on November 14-16, 2006 (the “November Meeting”), the Board of Trustees of the Fund, including a majority of the independent Trustees, unanimously approved the Investment Management Agreement between the Fund and Nuveen Asset Management (“NAM”), and the Sub-Advisory Agreement between NAM and Tradewinds NWQ Global Investors, LLC (“Tradewinds”). Tradewinds is the “Sub-Advisor” and, together with NAM, each is a “Fund Adviser.”

To assist the Board in its evaluation of an advisory contract with a Fund Adviser at the November Meeting, the independent Trustees previously had received, in adequate time in advance of this meeting or at prior meetings, materials which outlined, among other things:

•	the services currently provided by each Fund Adviser to other Nuveen funds and expected to be provided to the Fund;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser with respect to the Fund’s investment strategy;

•	the profitability of Nuveen (which incorporated Nuveen’s wholly-owned subsidiaries, including the Sub-Advisor);

•	the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable, unaffiliated funds as well as comparable affiliated funds, if any;

•	the soft dollar practices of the Fund Adviser; and

•	the expected expenses of the Fund, including comparisons of the Fund’s expected expense ratio with the expense ratios of comparable, unaffiliated funds and comparable affiliated funds, if any.

After reviewing the written materials and further discussions, the independent Trustees met privately with their legal counsel to review the Board’s duties under the Investment Company Act of 1940, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered in voting on advisory contracts. It is with this background that the independent Trustees considered the advisory and sub-advisory agreement with a Fund Adviser for the Fund. As outlined in more detail below, the independent Trustees considered all factors they believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the performance of the Fund Adviser, as described below; (c) the profitability of Nuveen and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the respective Fund Adviser’s services. As NAM and the Sub-Advisor already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Trustees, the Board has a good understanding of each Fund Adviser’s organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser’s personnel. At the November Meeting or at prior meetings, the Trustees have reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the respective Fund Adviser will provide to the Fund; the experience of the Fund Adviser with the applicable investment strategies; and performance information with respect to certain investment strategies (as described in further detail below). At prior meetings, the Board also reviewed an evaluation from NAM of the Sub-Advisor which outlined, among other things, the Sub-Advisor’s organizational history, client base, product mix, investment team, investment process and performance. Given the Trustees’ experience with Nuveen funds advised by NAM and sub-advised by the Sub-Advisor, the Trustees recognized and considered the quality of their investment processes in making portfolio management decisions.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Fund) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment management services, NAM and its affiliates will provide the Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements, compliance functions and monitoring and overseeing any sub-adviser).

In evaluating the services of the Sub-Advisor, the independent Trustees noted that the Sub-Advisory Agreement was essentially an agreement for portfolio management services only and the Sub-Advisor was not expected to supply other significant administrative services to the Fund.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Investment Management Agreement and Sub-Advisory Agreement were sufficient.

16

B. The Investment Performance of the Fund Advisers

The Fund is new and therefore does not have its own performance history. The Trustees, however, are familiar with the performance record of each Fund Adviser with other Nuveen funds. The Trustees also received performance information of the Fund’s peer universe.

C. Fees, Expenses and Profitability

1. Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Trustees considered the Fund’s proposed management fee structure, its sub-advisory fee arrangements and its expected expense ratios in absolute terms as well as compared with the fees and expense ratios of comparable, unaffiliated funds and comparable affiliated funds. In this regard, the Trustees also considered the fund-level breakpoint schedule and the complex-wide breakpoint schedule. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled “Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.”

2. Comparisons with the Fees of Other Clients

Due to their experience with other Nuveen funds, the Trustees were familiar with the fees assessed to other clients of Nuveen or its affiliates. With respect to separate managed accounts, the advisory fees charged to such separate managed accounts are generally lower than those charged to the comparable funds. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Fund, compared to individually managed separate accounts. These services are generally not required to the same extent, if at all, for separate accounts. Accordingly, the Trustees noted that the nature and number of services provided to operate the Fund merit the higher fees than those to separate managed accounts.

In considering the fees of the Sub-Advisor, the Trustees are familiar with the pricing schedule the Sub-Advisor charges for similar investment management services for other Nuveen funds and other fund sponsors or clients.

3. Profitability

In conjunction with its review of fees at prior meetings, the Trustees have considered the profitability of Nuveen for advisory activities (which incorporated Nuveen’s wholly-owned subsidiaries including the Sub-Advisor). At the November Meeting or at prior meetings, the Trustees reviewed Nuveen’s revenues, expenses and profitability margins for advisory activities (on both a pre-tax and after-tax basis). At prior meetings, the Trustees reviewed data comparing Nuveen’s profitability with other fund sponsors prepared by three independent third party service providers. In reviewing profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulty in comparing the profitability of other unaffiliated advisers. Nevertheless, to the extent available, the Trustees had considered Nuveen’s profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The Trustees further received the 2005 Annual Report for Nuveen Investments as well as its quarterly report ending September 30, 2006. Based on their review, the Trustees were satisfied that the level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the Fund, the Trustees determined that the advisory fees and expenses of the Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

In reviewing compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedule of proposed advisory fees for the Fund, including fund-level breakpoints thereto, if any. In addition to advisory fee breakpoints, the Board had also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, which would include the Fund, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the applicable breakpoint schedule and complex-wide fee arrangement currently were acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits

In evaluating fees, the Trustees also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees have recognized that although NAM manages a large amount of assets, it has very little, if any,

17

Annual Investment Management Agreement Approval Process (continued)

brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements but may from time to time receive or have access to research generally provided by broker-dealers to institutional clients. The Trustees also considered the soft dollar arrangements of the Sub-Advisor. The Sub-Advisor may receive research from brokers that execute the applicable Fund’s portfolio transactions and therefore may benefit from these arrangements. The Trustees have considered the brokerage practices of each Fund Adviser, including its broker allocation policies and procedures and the types of research and brokerage services received (if any). With respect to the services received, the Trustees noted the services were to be limited to services with intellectual content.

The Trustees also have recognized that an affiliate of NAM will provide distribution and shareholder services to the Fund and its shareholders for which it may be compensated pursuant to a 12b-1 plan.

F. Approval

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreement and Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services to be provided to the Fund and the Investment Management Agreement and the Sub-Advisory Agreement should be and were approved on behalf of the Fund.

18

Notes

19

Notes

20

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Tradewinds Global Investors, LLC 2049 Century Park East Los Angeles, CA 90067	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Quarterly Portfolio of Investments and Proxy Voting information: The Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Fund votes proxies relating to portfolio securities held during the 12-month period ending June 30, 2007, and (iii) a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

21

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $162 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

•	Share prices

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MSA-GLOBR-0107D

NUVEEN INVESTMENTS MUTUAL FUNDS

Semiannual Report dated January 31, 2007	For investors seeking long-term capital appreciation.

Nuveen Investments

Equity Funds

Nuveen Symphony All-Cap Core Fund

Nuveen Symphony Small-Mid Cap Core Fund

Nuveen Symphony Large-Cap Value Fund

Nuveen Symphony Mid-Cap Core Fund

Nuveen Symphony Large-Cap Growth Fund

NOW YOU CAN RECEIVE YOUR

NUVEEN INVESTMENTS FUND REPORTS FASTER.

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SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready — no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

IT’S FAST, EASY & FREE:

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if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You’ll need it to complete the enrollment process.)

OR

www.nuveen.com/accountaccess

if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Dear Shareholder,

Detailed information on your Fund’s performance can be found in the Portfolio Managers’ Comments and Fund Spotlight sections of this report. The Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Small-Mid Cap Core Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Large-Cap Growth Fund feature portfolio management by Symphony Asset Management. I urge you to take the time to read the portfolio managers’ comments.

With the recent volatility in the market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

March 15, 2007

“No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals.”

Semiannual Report    Page 1

Portfolio Managers’ Comments

The Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Small-Mid Cap Core Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony Mid-Cap Core Fund and Symphony Large-Cap Growth Fund all feature management by Symphony Asset Management (Symphony). We recently spoke with Igor Lotsvin, CFA, CPA who is the portfolio manager for the Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Large-Cap Growth Fund; and David Wang who is the portfolio manager for the Nuveen Symphony Small-Mid Cap Core Fund about the key investment strategies and performance of the Funds.

What is Symphony’s overall investment philosophy?

Fundamental to Symphony’s investment philosophy is the concept that both quantitative and qualitative methods have value. Quantitative methods are disciplined, constrained, and unaffected by emotion, whereas qualitative methods utilize the intuition, experience, and insights of skilled analysts and portfolio managers. Specifically, the quantitative screening process serves as the starting point in investment decision-making. It helps to simplify the often very complex portfolio construction process into a manageable process. The qualitative process provides a systematic way of researching companies from a broad perspective, seeking to ensure that stocks selected for the portfolio are attractive in all important respects.

How did the Funds perform during the period ended January 31, 2007?

The table on page four provides performance information for the five Funds (Class A shares at net asset value) for the six-month and since inception periods ended January 31, 2007. The table also compares the Funds’ performance to appropriate benchmarks. A more detailed account of each Funds’ relative performance is provided later in the report.

What were the main contributors and detractors from the Funds’ performance during the period?

Nuveen Symphony All-Cap Core Fund

The Class A shares at net asset value for the Nuveen Symphony All-Cap Core Fund underperformed both the Lipper Multi-Cap Core Funds Index and the Russell 3000 Index during the reporting period. The Fund was hurt by a relative underweight to the energy sector, and an overweight to the consumer discretionary sector as compared to its benchmark the Russell 3000 Index. One of the best performing stocks in the portfolio was Direct TV. The company was helped by Liberty Media capital, which took a stake in the company. A holding that detracted from performance during the reporting period was Choice Hotels, which traded lower after missing its estimated third quarter earnings.

Nuveen Symphony Small-Mid Cap Core Fund

During the reporting period, the Class A shares at net asset value for the Nuveen Symphony Small-Mid Cap Core Fund performed in line with the Lipper Small-Cap Growth Funds Index, but underperformed the Russell 2500 Index. During the reporting period, the Fund was underweighted in the technology and financial sector as compared to its benchmark. One of the Fund’s positive performers during the period was Guess, Inc., which benefited from a sixth straight quarter of beating earnings estimates. A poor performer for the Fund was Choice Hotels. Its performance was lower due to missed earnings estimates.

Nuveen Symphony Large-Cap Value Fund

During the reporting period, the Class A shares at net asset value for the Nuveen Symphony Large-Cap Value Fund underperformed each of its comparative indexes. Compared to its benchmark, the portfolio had a relative underweight to the

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

Semiannual Report    Page 2

energy sector, and an underweight to the financial sector. The largest overweight was an exposure to consumer non-cyclicals. Direct TV was one of the better performing holdings during the period as it rose on the news of Liberty Media Capital taking a stake in the company. A negative performing holding for the Fund was Hospira, Inc., which fell on the news that it missed its earnings estimate.

Nuveen Symphony Mid-Cap Core Fund

During the six month reporting period, the Class A shares at net asset value for the Nuveen Symphony Mid-Cap Core Fund underperformed both of its comparative indexes. From a sector perspective, the portfolio was negatively impacted by a slight underweight to energy, and positively impacted by an overweight to healthcare. Some of the Fund’s top performers during the period were SL Green Realty Corporation and Energen Corporation. A holding that detracted from performance was Whole Foods.

Nuveen Symphony Large-Cap Growth Fund

During the period from the Fund’s inception on December 15, 2006 to January 31, 2007, the Class A shares at net asset value for the Nuveen Symphony Large-Cap Growth Fund underperformed each of its comparative indexes. From the period since the Fund’s inception, we have been in the initial invest up phase. During this period some of the main sectors we invested in have included: aerospace and defense, biotechnology and computers and peripherals.

Semiannual Report    Page 3

Class A Shares

Cumulative Total Returns as of 1/31/07

	Cumulative
	6 Months	Since Inception*
Nuveen Symphony All-Cap Core Fund
A Shares at NAV	12.76%	12.65%
A Shares at Offer	6.27%	6.17%
Lipper Multi-Cap Core Funds Index[1]	14.71%	13.00%
Russell 3000 Index[2]	14.33%	14.43%

Nuveen Symphony Small-Mid Cap Core Fund
A Shares at NAV	14.64%	11.02%
A Shares at Offer	8.05%	4.64%
Lipper Small-Cap Growth Funds Index[3]	14.59%	7.44%
Russell 2500 Index[4]	15.85%	12.27%

Nuveen Symphony Large-Cap Value Fund
A Shares at NAV	10.76%	15.19%
A Shares at Offer	4.39%	8.57%
Lipper Multi-Cap Core Funds Index[1]	14.71%	13.00%
Russell 1000 Value Index[5]	13.43%	16.93%

Nuveen Symphony Mid-Cap Core Fund
A Shares at NAV	9.46%	9.95%
A Shares at Offer	3.14%	3.63%
Lipper Mid-Cap Core Funds Index[6]	14.10%	11.56%
Russell Midcap Index[7]	16.20%	13.78%

	Cumulative
	6 Months	Since Inception*

Nuveen Symphony Large-Cap Growth Fund
A Shares at NAV	N/A	1.45%
A Shares at Offer	N/A	-4.38%
Lipper Multi-Cap Growth Funds Index[8]	N/A	2.33%
Russell 1000 Growth Index[9]	N/A	2.57%

*	Since inception returns for the Nuveen Symphony Large-Cap Growth Fund are as of 12/15/2006 and for all other Funds are as of 5/31/2006.

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Shares for a short period of time should not be the sole basis for an investment decision. For the most recent month-end performance, call (800) 257-8787.

1	The Lipper Multi-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The since inception data for the index represents returns for the period 5/31/06 - 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Since inception data for the index is for the period 5/31/06 - 1/31/07 as the returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

3	The Lipper Small-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Small-Cap Growth Funds category. The since inception data for the index represents returns for the period 5/31/06 - 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

4	The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. Since inception data for the index is for the period 5/31/06 - 1/31/07 as the returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

5	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Since inception data for the index is for the period 5/31/06 - 1/31/07 as the returns for the index are calculated on a calendar month basis. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

6	The Lipper Mid-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Core Funds category. The since inception data for the index represents returns for the period 5/31/06 - 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

7	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. Since inception data for the index is for the period 5/31/06 - 1/31/07 as the returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

8	The Lipper Multi-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Growth Funds category. The since inception data for the index represents returns for the period 12/31/06 - 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

9	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Since inception data for the index is for the period 12/31/06 - 1/31/07 as the returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

Semiannual Report    Page 4

Fund Spotlight as of 1/31/07 Nuveen Symphony All-Cap Core Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$22.51	$22.41	$22.41	$22.51
Latest Ordinary Income Distribution[1]	$0.0193	—	—	$0.0499
Inception Date	5/31/06	5/31/06	5/31/06	5/31/06

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	12.65%	6.17%

B Shares	w/o CDSC	w/CDSC
Since Inception	12.05%	7.05%

C Shares	NAV	w/CDSC
Since Inception	12.05%	11.05%

R Shares	NAV
Since Inception	12.81%

Top Five Common Stock Holdings[2]
Hewlett-Packard Company	3.8%
Kohl’s Corporation	3.4%
Ashland Inc.	3.1%
Estee Lauder Companies	2.9%
AFLAC Incorporated	2.8%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	9.85%	3.53%

B Shares	w/o CDSC	w/CDSC
Since Inception	9.35%	4.35%

C Shares	NAV	w/CDSC
Since Inception	9.35%	8.35%

R Shares	NAV
Since Inception	10.00%
Portfolio Allocation[2]

Portfolio Statistics
Net Assets ($000)	$1,123
Number of Common Stocks	101
Expense Ratio[3]	1.30%

1	Ordinary income distribution consists of ordinary income paid on December 29, 2006.

2	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.
3	Class A shares after credit/reimbursement for the six months ended January 31, 2007.

Semiannual Report    Page 5

Fund Spotlight as of 1/31/07 Nuveen Symphony All-Cap Core Fund

Industries[1]
Health Care Providers & Services	6.2%
Multiline Retail	6.1%
Commercial Services & Supplies	5.7%
Insurance	5.4%
Software	4.7%
Chemicals	4.6%
Computers & Peripherals	4.5%
Food Products	4.5%
Commercial Banks	4.4%
Media	4.0%
Oil, Gas & Consumable Fuels	3.8%
Diversified Telecommunication Services	3.3%
Electric Utilities	3.1%
Real Estate	3.1%
Gas Utilities	3.0%
Personal Products	2.9%
Aerospace & Defense	2.8%
Pharmaceuticals	2.7%
Diversified Financial Services	2.5%
Electronic Equipment & Instruments	2.4%
Health Care Equipment & Supplies	2.0%
Hotels, Restaurants & Leisure	2.0%
Machinery	1.8%
Other	14.5%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,127.60	$1,122.70	$1,122.70	$1,128.60	$1,018.65	$1,014.87	$1,014.87	$1,019.91
Expenses Incurred During Period	$6.97	$10.97	$10.97	$5.63	$6.61	$10.41	$10.41	$5.35

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.05%, 2.05% and 1.05% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 6

Fund Spotlight as of 1/31/07 Nuveen Symphony Small-Mid Cap Core Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$22.18	$22.09	$22.09	$22.19
Latest Ordinary Income Distribution[1]	$0.0241	—	—	$0.0541
Inception Date	5/31/06	5/31/06	5/31/06	5/31/06

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	11.02%	4.64%

B Shares	w/o CDSC	w/CDSC
Since Inception	10.45%	5.45%

C Shares	NAV	w/CDSC
Since Inception	10.45%	9.45%

R Shares	NAV
Since Inception	11.23%

Top Five Common Stock Holdings[2]
Wellcare Health Plans Inc.	3.6%
Big Lots Inc.	3.6%
SEI Investments Company	3.5%
Ashland Inc.	3.3%
Marvel Entertainment Inc.	3.2%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	7.87%	1.67%

B Shares	w/o CDSC	w/CDSC
Since Inception	7.40%	2.40%

C Shares	NAV	w/CDSC
Since Inception	7.40%	6.40%

R Shares	NAV
Since Inception	8.07%
Portfolio Allocation[2]

Portfolio Statistics
Net Assets ($000)	$1,107
Number of Common Stocks	89
Expense Ratio[3]	1.36%

1	Ordinary income distribution consists of ordinary income paid on December 29, 2006.

2	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

3	Class A shares after credit/reimbursement for the six months ended January 31, 2007.

Semiannual Report  l  Page 7

Fund Spotlight as of 1/31/07 Nuveen Symphony Small-Mid Cap Core Fund

Industries[1]
Health Care Providers & Services	8.9%
Commercial Services & Supplies	8.1%
Real Estate	6.8%
Software	6.3%
Oil, Gas & Consumable Fuels	5.6%
Chemicals	5.0%
Insurance	4.8%
Electric Utilities	4.0%
Multiline Retail	3.9%
Semiconductors & Equipment	3.4%
Food Products	3.3%
Leisure Equipment & Products	3.2%
Machinery	3.2%
Commercial Banks	2.7%
Diversified Telecommunication Services	2.7%
Pharmaceuticals	2.5%
IT Services	2.4%
Household Durables	2.2%
Gas Utilities	2.0%
Electronic Equipment & Instruments	2.0%
Specialty Retail	1.7%
Aerospace & Defense	1.5%
Other	13.8%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,146.40	$1,142.20	$1,142.20	$1,147.90	$1,018.35	$1,014.57	$1,014.57	$1,019.61
Expenses Incurred During Period	$7.36	$11.39	$11.39	$6.01	$6.92	$10.71	$10.71	$5.65

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.36%, 2.11%, 2.11% and 1.11% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 8

Fund Spotlight as of 1/31/07 Nuveen Symphony Large-Cap Value Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$22.52	$22.50	$22.50	$22.53
Latest Ordinary Income Distribution[1]	$0.5083	$0.4150	$0.4150	$0.5394
Inception Date	5/31/06	5/31/06	5/31/06	5/31/06

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	15.19%	8.57%

B Shares	w/o CDSC	w/CDSC
Since Inception	14.62%	9.62%

C Shares	NAV	w/CDSC
Since Inception	14.62%	13.62%

R Shares	NAV
Since Inception	15.40%

Top Five Common Stock Holdings[2]
JP Morgan Chase & Co.	5.8%
Bank of America Corporation	5.6%
Hewlett-Packard Company	5.0%
EOG Resources, Inc.	3.3%
Citigroup Inc.	3.1%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	12.89%	6.40%

B Shares	w/o CDSC	w/CDSC
Since Inception	12.43%	7.43%

C Shares	NAV	w/CDSC
Since Inception	12.43%	11.43%

R Shares	NAV
Since Inception	13.10%
Portfolio Allocation[2]

Portfolio Statistics
Net Assets ($000)	$1,126
Number of Common Stocks	78
Expense Ratio[3]	1.19%

1	Ordinary income distribution consists of short-term capital gains paid on December 18, 2006 and ordinary income paid on December 29, 2006, if any.

2	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

3	Class A shares after credit/reimbursement for the six months ended January 31, 2007.

Semiannual Report  l  Page 9

Fund Spotlight as of 1/31/07 Nuveen Symphony Large-Cap Value Fund

Industries[1]
Commercial Banks	8.4%
Oil, Gas & Consumable Fuels	8.0%
Diversified Financial Services	7.2%
Insurance	6.9%
Capital Markets	6.5%
Electric Utilities	5.9%
Food Products	5.4%
Computers & Peripherals	5.0%
Pharmaceuticals	4.5%
Diversified Telecommunication Services	4.4%
Real Estate	3.5%
Tobacco	3.3%
Food & Staples Retailing	2.7%
Media	2.4%
Chemicals	2.3%
Gas Utilities	2.2%
Commercial Services & Supplies	2.1%
Specialty Retail	1.7%
Electronic Equipment & Instruments	1.7%
Machinery	1.6%
Other	14.3%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,107.60	$1,103.10	$1,103.10	$1,109.10	$1,019.21	$1,015.43	$1,015.43	$1,020.47
Expenses Incurred During Period	$6.32	$10.28	$10.28	$5.00	$6.06	$9.86	$9.86	$4.79

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.19%, 1.94%, 1.94% and .94% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 10

Fund Spotlight as of 1/31/07 Nuveen Symphony Mid-Cap Core Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$21.95	$21.84	$21.84	$21.95
Latest Ordinary Income Distribution[1]	$0.0388	$0.0323	$0.0323	$0.0690
Inception Date	5/31/06	5/31/06	5/31/06	5/31/06

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	9.95%	3.63%

B Shares	w/o CDSC	w/CDSC
Since Inception	9.36%	4.36%

C Shares	NAV	w/CDSC
Since Inception	9.36%	8.36%

R Shares	NAV
Since Inception	10.10%

Top Five Common Stock Holdings[2]
SEI Investments Company	3.6%
Con Agra Foods, Inc.	3.6%
Airgas, Inc.	3.4%
Estee Lauder Companies	3.2%
UST Inc.	3.2%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	6.89%	0.75%

B Shares	w/o CDSC	w/CDSC
Since Inception	6.41%	1.41%

C Shares	NAV	w/CDSC
Since Inception	6.41%	5.41%

R Shares	NAV
Since Inception	7.04%
Portfolio Allocation[2]

Portfolio Statistics
Net Assets ($000)	$1,095
Number of Common Stocks	64
Expense Ratio[3]	1.30%

1	Ordinary income distribution consists of short-term capital gains paid on December 18, 2006, and ordinary income paid on December 29, 2006, if any.
2	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.
3	Class A shares after credit/reimbursement for the six months ended January 31, 2007.

Semiannual Report    Page 11

Fund Spotlight as of 1/31/07 Nuveen Symphony Mid-Cap Core Fund

Industries[1]
Commercial Services & Supplies	9.2%
Electric Utilities	7.0%
Real Estate	6.1%
Chemicals	6.0%
Machinery	5.6%
Specialty Retail	5.1%
Electronic Equipment & Instruments	5.0%
Food Products	4.1%
Insurance	4.1%
Gas Utilities	4.0%
Personal Products	3.2%
Tobacco	3.2%
Oil, Gas & Consumable Fuels	2.7%
Leisure Equipment & Products	2.6%
Household Durables	2.5%
Computers & Peripherals	2.4%
Multiline Retail	2.3%
Software	2.1%
Health Care Providers & Services	2.1%
Pharmaceuticals	2.1%
Food & Staples Retailing	2.1%
Semiconductors & Equipment	2.0%
Other	14.5%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,094.60	$1,089.80	$1,089.80	$1,095.60	$1,018.65	$1,014.82	$1,014.82	$1,019.91
Expenses Incurred During Period	$6.86	$10.85	$10.85	$5.55	$6.61	$10.46	$10.46	$5.35

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.06%, 2.06% and 1.05% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 12

Fund Spotlight as of 1/31/07 Nuveen Symphony Large-Cap Growth Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$20.29	$20.27	$20.27	$20.30
Inception Date	12/15/06	12/15/06	12/15/06	12/15/06

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	1.45%	-4.38%

B Shares	w/o CDSC	w/CDSC
Since Inception	1.35%	-3.65%

C Shares	NAV	w/CDSC
Since Inception	1.35%	0.35%

R Shares	NAV
Since Inception	1.50%

Top Five Common Stock Holdings[1]
Hewlett-Packard Company	4.0%
Boeing Company	3.8%
Kohl’s Corporation	3.2%
Amgen Inc.	3.2%
Walt Disney Company	2.9%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	-1.50%	-7.16%

B Shares	w/o CDSC	w/CDSC
Since Inception	-1.55%	-6.47%

C Shares	NAV	w/CDSC
Since Inception	-1.55%	-2.53%

R Shares	NAV
Since Inception	-1.50%
Portfolio Allocation[1]

Portfolio Statistics
Net Assets ($000)	$1,014
Number of Common Stocks	129
Expense Ratio[2]	1.29%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

2	Class A shares after credit/reimbursement for the six months ended January 31, 2007.

Semiannual Report  l  Page 13

Fund Spotlight as of 1/31/07 Nuveen Symphony Large-Cap Growth Fund

Industries[1]
Computers & Peripherals	7.3%
Aerospace & Defense	6.4%
Media	6.3%
Biotechnology	6.2%
Software	5.6%
Specialty Retail	5.2%
Multiline Retail	4.6%
Health Care Equipment & Supplies	3.9%
Semiconductors & Equipment	3.7%
Commercial Services & Supplies	3.6%
Health Care Providers & Services	3.3%
Hotels, Restaurants & Leisure	2.9%
Pharmaceuticals	2.6%
Food & Staples Retailing	2.6%
Electronic Equipment & Instruments	2.5%
Diversified Financial Services	2.4%
Food Products	2.3%
Chemicals	2.2%
Oil, Gas & Consumable Fuels	2.1%
Insurance	2.1%
Personal Products	2.1%
Electrical Equipment	1.8%
Communications Equipment	1.7%
Capital Markets	1.6%
Other	15.0%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 48 days of the Fund’s operations they may not provide a meaningful understanding of the Fund’s ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (12/15/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,014.50	$1,013.50	$1,013.50	$1,015.00	$1,004.88	$1,003.87	$1,003.87	$1,005.21
Expenses Incurred During Period	$1.71	$2.73	$2.73	$1.38	$1.70	$2.71	$2.71	$1.37

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.29%, 2.06%, 2.06% and 1.04% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 48/365 (to reflect the 48 days in the period since the Fund’s commencement of operations).

Semiannual Report  l  Page 14

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 2.8%

323	Boeing Company	$28,928

50	Raytheon Company	2,595
	Total Aerospace & Defense	31,523

	Biotechnology – 0.7%

96	Genentech, Inc., (1)	8,388
	Capital Markets – 1.7%

370	JPMorgan Chase & Co.	18,844
	Chemicals – 4.6%

256	Airgas, Inc.	10,655

500	Ashland Inc.	34,774

203	Sparetech Corporation	5,688
	Total Chemicals	51,117

	Commercial Banks – 4.4%

50	Affiliated Managers Group Inc., (1)	5,570

432	Bank of America Corporation	22,715

151	Hanmi Financial Corporation	3,092

420	Mellon Financial Corporation	17,951
	Total Commercial Banks	49,328

	Commercial Services & Supplies – 5.7%

230	Convergys Corporation, (1)	5,989

100	Corrections Corporation of America, (1)	4,872

320	Deluxe Corporation	9,574

80	ITT Educational Services, Inc., (1)	6,208

80	Robert Half International Inc.	3,256

418	SEI Investments Company	26,054

390	Steelcase Inc.	7,640
	Total Commercial Services & Supplies	63,593

	Computers & Peripherals – 4.5%

978	Hewlett-Packard Company	42,324

84	Komag Inc., (1)	2,866

140	Network Appliance Inc., (1)	5,264
	Total Computers & Peripherals	50,454

	Consumer Finance – 0.3%

71	World Acceptance Corporation, (1)	3,125
	Containers & Packaging – 0.9%

40	Greif Inc.	4,572

240	Packaging Corp. of America	5,482
	Total Containers & Packaging	10,054

	Diversified Financial Services – 2.5%

120	CIT Group Inc.	7,075

190	Citigroup Inc.	10,475

150	State Street Corporation	10,658
	Total Diversified Financial Services	28,208

15

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

January 31, 2007

Shares	Description	Value

	Diversified Telecommunication Services – 3.2%

360	Alaska Communications Systems Group Inc.	$5,818

500	Alltel Corporation	30,645
	Total Diversified Telecommunication Services	36,463

	Electric Utilities – 3.0%

670	Great Plains Energy Incorporated	20,991

260	OGE Energy Corp.	10,067

80	Unisource Energy Corporation	3,002
	Total Electric Utilities	34,060

	Electrical Equipment – 0.5%

100	Acuity Brands Inc.	5,801
	Electronic Equipment & Instruments – 2.4%

70	American Science & Engineering Inc., (1)	3,828

100	II VI Inc., (1)	3,004

35	Itron Inc., (1)	2,017

130	MEMC Electronic Materials, (1)	6,812

230	Thermo Electron Corporation, (1)	11,006
	Total Electronic Equipment & Instruments	26,667

	Food & Staples Retailing – 1.5%

453	Safeway Inc.	16,322

16	Whole Foods Market, Inc.	691
	Total Food & Staples Retailing	17,013

	Food Products – 4.4%

214	Campbell Soup Company	8,235

890	ConAgra Foods, Inc.	22,882

232	Flowers Foods Inc.	6,524

460	Reddy Ice Holding, Inc.	11,932
	Total Food Products	49,573

	Gas Utilities – 3.0%

270	Questar Corporation	21,924

290	Southwest Gas Corporation	11,383
	Total Gas Utilities	33,307

	Health Care Equipment & Supplies – 2.0%

300	American Medical Systems Holdings, Inc., (1)	5,970

100	Chattem Inc., (1)	5,744

180	Noven Pharmaceuticals Inc., (1)	4,925

159	Surmodics Inc., (1)	5,718
	Total Health Care Equipment & Supplies	22,357

	Health Care Providers & Services – 6.1%

210	Apria Healthcare Group Inc., (1)	5,832

500	Centene Corporation, (1)	12,460

90	Healthways Inc., (1)	4,087

16

Shares	Description	Value

	Health Care Providers & Services (continued)

240	Mentor Corporation	$12,238

180	Nighthawk Radiology Holdings Inc., (1)	4,538

385	Wellcare Health Plans Inc., (1)	29,830
	Total Health Care Providers & Services	68,985

	Hotels, Restaurants & Leisure – 2.0%

130	Choice Hotels International, Inc.	5,498

471	Starbucks Corporation, (1)	16,457
	Total Hotels, Restaurants & Leisure	21,955

	Household Durables – 0.9%

220	Snap-on Incorporated	10,606
	Industrial Conglomerates – 0.6%

100	Teleflex Inc.	6,678
	Insurance – 5.3%

651	AFLAC Incorporated	30,993

160	American Financial Group Inc.	5,651

152	Argonaut Group Inc., (1)	5,098

274	Philadelphia Consolidated Holding Corporation, (1)	12,346

166	Tower Group Inc.	5,578
	Total Insurance	59,666

	IT Services – 0.7%

130	FactSet Research Systems Inc.	7,550
	Leisure Equipment & Products – 1.6%

657	Marvel Entertainment Inc., (1)	18,343
	Machinery – 1.8%

160	Pall Corporation	5,562

150	Robbins & Myers, Inc.	6,522

220	Trinity Industries Inc.	8,415
	Total Machinery	20,499

	Marine – 0.3%

40	American Commercial Lines Inc., (1)	2,818
	Media – 4.0%

220	DIRECTV Group, Inc., (1)	5,366

140	Echostar Communications Corporation, (1)	5,648

108	Lodgenet Entertainment Corporation, (1)	2,937

462	McGraw-Hill Companies, Inc.	30,991
	Total Media	44,942

	Multiline Retail - 6.0%

743	Big Lots Inc., (1)	19,266

340	Dollar Tree Stores Inc., (1)	10,696

527	Kohl’s Corporation, (1)	37,369
	Total Multiline Retail	67,331

17

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

January 31, 2007

Shares	Description	Value

	Oil, Gas & Consumable Fuels – 3.7%

365	Alpha Natural Resources Inc., (1)	$4,920

550	Bill Barnett Corporation, (1)	16,995

260	Equitable Resources Inc.	11,245

630	USEC Inc., (1)	8,543
	Total Oil, Gas & Consumable Fuels	41,703

	Paper & Forest Products – 0.5%

130	Rayonier Inc.	5,616
	Personal Products – 2.9%

678	Estee Lauder Companies	32,204
	Pharmaceuticals – 2.7%

160	Abraxis Bioscience Inc., (1)	4,182

222	Allergan Inc.	25,910
	Total Pharmaceuticals	30,092

	Real Estate – 3.0%

575	American Home Mortgage Investment Corp.	20,091

187	Northstar Realty Finance Corporation	3,301

60	PS Business Parks Inc.	4,513

150	Tanger Factory Outlet Centers	6,090
	Total Real Estate	33,995

	Semiconductors & Equipment – 0.8%

312	Micron Technology, Inc., (1)	4,040

230	Trident Microsystems Inc., (1)	4,800
	Total Semiconductors & Equipment	8,840

	Software – 4.7%

100	Ansoft Corporation, (1)	2,794

250	Ansys Inc., (1)	12,473

600	Blackbaud, Inc.	14,382

100	Microstrategy Inc., (1)	12,142

510	RealNetworks Inc., (1)	5,442

240	Witness Systems Inc., (1)	5,434
	Total Software	52,667

	Specialty Retail – 1.1%

390	American Eagle Outfitters, Inc.	12,628
	Textiles, Apparel & Luxury Goods – 0.3%

60	Brown Shoe Inc.	3,261
	Tobacco – 1.7%

340	UST Inc.	19,530
	Total Investments (cost $1,000,963) – 98.8%	1,109,784

	Other Assets Less Liabilities – 1.2%	13,299

	Net Assets – 100%	$1,123,083

(1)	Non-income producing.

See accompanying notes to financial statements.

18

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 1.5%

950	Orbital Sciences Corporation, (1)	$16,207
	Air Freight & Logistics – 0.8%

162	Ryder System Inc.	8,835
	Biotechnology – 0.2%

35	Cephalon, Inc., (1)	2,534
	Chemicals – 5.0%

229	Airgas, Inc.	9,531

520	Ashland Inc.	36,166

279	Koppers Holdings Inc.	7,089

80	Sparetech Corporation	2,242
	Total Chemicals	55,028

	Commercial Banks – 2.7%

90	Community Bank System Inc.	2,039

373	Hanmi Financial Corporation	7,639

570	Pacific Capital Bancorp.	18,217

60	Western Alliance Bancorporation, (1)	2,016
	Total Commercial Banks	29,911

	Commercial Services & Supplies – 8.0%

50	Administaff, Inc.	2,047

140	Coinstar Inc., (1)	4,234

180	Convergys Corporation, (1)	4,687

111	Corporate Executive Board Company	10,071

336	Corrections Corporation of America, (1)	16,370

50	ITT Educational Services, Inc., (1)	3,880

617	SEI Investments Company	38,458

440	Steelcase Inc.	8,620
	Total Commercial Services & Supplies	88,367

	Construction & Engineering – 0.4%

190	InfraSource Services Inc., (1)	4,038
	Construction Materials – 1.0%

150	Texas Industries Inc.	11,013
	Consumer Finance – 1.2%

292	World Acceptance Corporation, (1)	12,851
	Containers & Packaging – 1.3%

130	Greif Inc.	14,860
	Diversified Telecommunication Services – 2.7%

751	Alaska Communications Systems Group Inc.	12,136

260	Cbeyond Inc., (1)	7,727

398	CT Communications, Inc.	9,723
	Total Diversified Telecommunication Services	29,586

	Electric Utilities – 3.9%

970	Great Plains Energy Incorporated	30,390

285	OGE Energy Corp.	11,035

19

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

January 31, 2007

Shares	Description	Value

	Electric Utilities (continued)

60	Unisource Energy Corporation	$2,251
	Total Electric Utilities	43,676

	Electrical Equipment – 1.4%

260	Acuity Brands Inc.	15,083
	Electronic Equipment & Instruments – 1.9%

130	American Science & Engineering Inc., (1)	7,110

120	II VI Inc., (1)	3,605

184	Itron Inc., (1)	10,606
	Total Electronic Equipment & Instruments	21,321

	Energy Equipment & Services – 1.4%

360	Matrix Service Company, (1)	6,631

280	Trico Marine Services Inc., (1)	9,108
	Total Energy Equipment & Services	15,739

	Food Products – 3.2%

240	Diamond Foods Inc.	4,586

811	Flowers Foods Inc.	22,805

330	Reddy Ice Holding, Inc.	8,560
	Total Food Products	35,951

	Gas Utilities – 2.0%

480	Energen Corporation	22,214
	Health Care Providers & Services – 8.8%

380	Centene Corporation, (1)	9,470

79	Healthways Inc., (1)	3,587

670	Mentor Corporation	34,163

410	Nighthawk Radiology Holdings Inc., (1)	10,336

511	Wellcare Health Plans Inc., (1)	39,593
	Total Health Care Providers & Services	97,149

	Hotels, Restaurants & Leisure – 1.4%

232	Choice Hotels International, Inc.	9,811

220	Peets Coffee and Tea Inc., (1)	5,687
	Total Hotels, Restaurants & Leisure	15,498

	Household Durables – 2.1%

492	Snap-on Incorporated	23,719
	Insurance – 4.7%

305	Argonaut Group Inc., (1)	10,230

140	FPIC Insurance Group Inc., (1)	6,145

618	Philadelphia Consolidated Holding Corporation, (1)	27,847

250	Seabright Insurance Holdings Inc., (1)	4,503

100	Tower Group Inc.	3,360
	Total Insurance	52,085

	Internet & Catalog Retail – 1.2%

360	Blue Nile Inc., (1)	13,324

20

Shares	Description	Value

	IT Services – 2.4%

150	FactSet Research Systems Inc.	$8,712

90	Savvis Inc., (1)	4,034

624	Websense Inc., (1)	13,510
	Total IT Services	26,256

	Leisure Equipment & Products – 3.2%

1,261	Marvel Entertainment Inc., (1)	35,207
	Machinery – 3.2%

720	Flow International Corporation, (1)	8,410

289	Robbins & Myers, Inc.	12,566

440	Wabtec Corporation	14,089
	Total Machinery	35,065

	Media – 0.6%

263	Lodgenet Entertainment Corporation, (1)	7,151
	Multiline Retail – 3.9%

1,508	Big Lots Inc., (1)	39,102

120	Dollar Tree Stores Inc., (1)	3,775
	Total Multiline Retail	42,877

	Oil, Gas & Consumable Fuels – 5.6%

812	Alpha Natural Resources Inc., (1)	10,946

790	Bill Barnett Corporation, (1)	24,411

300	Edge Petroleum Corporation, (1)	4,443

200	Equitable Resources Inc.	8,650

590	Pioneer Drilling Company, (1)	7,475

420	USEC Inc., (1)	5,695
	Total Oil, Gas & Consumable Fuels	61,620

	Personal Products – 0.5%

106	NBTY Inc., (1)	5,496
	Pharmaceuticals – 2.5%

480	Abraxis Bioscience Inc., (1)	12,547

70	New River Pharmaceuticals Inc., (1)	3,913

660	Pozen Inc., (1)	11,161
	Total Pharmaceuticals	27,621

	Real Estate – 6.7%

894	American Home Mortgage Investment Corp.	31,236

1,075	Northstar Realty Finance Corporation	18,974

210	Tanger Factory Outlet Centers	8,526

270	Taubman Centers Inc.	15,733
	Total Real Estate	74,469

	Semiconductors & Equipment – 3.3%

340	Tessera Technologies Inc., (1)	13,002

1,138	Trident Microsystems Inc., (1)	23,750
	Total Semiconductors & Equipment	36,752

21

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

January 31, 2007

Shares	Description	Value

	Software – 6.2%

200	Ansoft Corporation, (1)	$5,588

360	Ansys Inc., (1)	17,960

740	Blackbaud, Inc.	17,738

40	Microstrategy Inc., (1)	4,857

400	Salesforce.com, Inc., (1)	17,532

240	Witness Systems Inc., (1)	5,434
	Total Software	69,109

	Specialty Retail – 1.7%

570	American Eagle Outfitters, Inc.	18,457
	Textiles, Apparel & Luxury Goods – 1.3%

204	Guess Inc., (1)	14,710
	Thrifts & Mortgage Finance – 0.2%

50	MAF Bancorp Inc.	2,247
	Trading Cos & Distributors – 0.6%
142	GATX Corporation	6,475
	Total Investments (cost $977,204) – 98.7%	1,092,501

	Other Assets Less Liabilities – 1.3%	14,462

	Net Assets – 100%	$1,106,963

(1)	Non-income producing.

See accompanying notes to financial statements.

22

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 97.6%

	Air Freight & Logistics – 0.6%

133	Ryder System Inc.	$7,254
	Beverages – 1.2%

270	Anheuser-Busch Companies, Inc.	13,762
	Biotechnology – 0.9%

220	Biogen Idec Inc., (1)	10,635
	Capital Markets – 6.4%

1,243	JPMorgan Chase & Co.	63,305

100	Lehman Brothers Holdings Inc.	8,224
	Total Capital Markets	71,529

	Chemicals – 2.2%

188	Airgas, Inc.	7,825

160	Ashland Inc.	11,128

130	Cabot Corporation	5,816
	Total Chemicals	24,769

	Commercial Banks – 8.2%

1,175	Bank of America Corporation	61,781

410	Mellon Financial Corporation	17,523

213	Northern Trust Corporation	12,940
	Total Commercial Banks	92,244

	Commercial Services & Supplies – 2.1%

230	Convergys Corporation, (1)	5,989

120	Corrections Corporation of America, (1)	5,846

270	Republic Services, Inc.	11,678
	Total Commercial Services & Supplies	23,513

	Communications Equipment – 0.6%

530	Avaya Inc., (1)	6,800
	Computers & Peripherals – 4.9%

1,281	Hewlett-Packard Company	55,441
	Diversified Financial Services – 7.0%

40	A. G. Edwards, Inc.	2,648

20	Bear Stearns Companies	3,297

440	CIT Group Inc.	25,942

623	Citigroup Inc.	34,345

184	State Street Corporation	13,073
	Total Diversified Financial Services	79,305

	Diversified Telecommunication Services – 4.3%

390	Alltel Corporation	23,903

663	AT&T Inc.	24,949
	Total Diversified Telecommunication Services	48,852

	Electric Utilities – 5.8%

340	Allegheny Energy Inc., (1)	15,817

328	American Electric Power	14,278

260	Edison International	11,695

23

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

January 31, 2007

Shares	Description	Value

	Electric Utilities (continued)

178	Great Plains Energy Incorporated	$5,577

260	OGE Energy Corp.	10,067

160	PG&E Corporation	7,469
	Total Electric Utilities	64,903

	Electrical Equipment – 0.6%

140	Emerson Electric Co.	6,296
	Electronic Equipment & Instruments – 1.7%

390	Thermo Electron Corporation, (1)	18,662
	Energy Equipment & Services – 0.5%

112	Unit Corporation, (1)	5,430
	Food & Staples Retailing – 2.6%

825	Safeway Inc.	29,725
	Food Products – 5.2%

681	Campbell Soup Company	26,205

810	ConAgra Foods, Inc.	20,825

250	H.J. Heinz Company	11,780
	Total Food Products	58,810

	Gas Utilities – 2.1%

164	Energen Corporation	7,590

200	Questar Corporation	16,240
	Total Gas Utilities	23,830

	Health Care Providers & Services – 1.4%

200	Wellpoint Inc., (1)	15,676
	Household Durables – 0.6%

140	Snap-on Incorporated	6,749
	Household Products – 1.0%

170	Colgate-Palmolive Company	11,611
	Independent Power Producers & Energy Traders – 1.6%

294	NRG Energy Inc., (1)	17,619
	Industrial Conglomerates – 0.5%

90	Teleflex Inc.	6,010
	Insurance – 6.8%

611	AFLAC Incorporated	29,090

249	American Financial Group Inc.	8,795

430	Genworth Financial Inc.	15,007

122	Mercury General Corporation	6,364

144	Philadelphia Consolidated Holding Corporation, (1)	6,489

312	W.R. Berkley Corporation	10,324
	Total Insurance	76,069

	Machinery – 1.6%

320	Pall Corporation	11,123

179	Trinity Industries Inc.	6,847
	Total Machinery	17,970

24

Shares	Description	Value

	Media – 2.3%

360	CBS Corporation, Class B	$11,221

230	Comcast Corporation, Class A, (1)	10,194

30	Idearc Inc.	973

100	Walt Disney Company	3,517
	Total Media	25,905

	Metals & Mining – 0.6%

141	Newmont Mining Corporation	6,359
	Multiline Retail – 0.6%

223	Dollar Tree Stores Inc., (1)	7,016
	Multi-Utilities – 1.1%

210	MDU Resources Group Inc.	5,429

164	National Fuel Gas Company	6,673
	Total Multi-Utilities	12,102

	Oil, Gas & Consumable Fuels – 7.9%

352	ChevronTexaco Corporation	25,654

532	EOG Resources, Inc.	36,776

130	Equitable Resources Inc.	5,623

160	Newfield Exploration Company, (1)	6,850

500	Williams Companies Inc.	13,495
	Total Oil, Gas & Consumable Fuels	88,398

	Paper & Forest Products – 1.0%

320	International Paper Company	10,784
	Pharmaceuticals – 4.4%

393	Merck & Co. Inc.	17,587

1,220	Pfizer Inc.	32,013
	Total Pharmaceuticals	49,600

	Real Estate – 3.4%

121	Camden Property Trust	9,486

110	Duke Realty Corporation	4,853

50	Essex Property Trust Inc.	7,217

70	SL Green Realty Corporation	10,261

120	Taubman Centers Inc.	6,992
	Total Real Estate	38,809

	Semiconductors & Equipment – 0.5%

407	Micron Technology, Inc., (1)	5,271
	Software – 0.5%

280	Cadence Design Systems, Inc., (1)	5,292
	Specialty Retail – 1.7%

330	RadioShack Corporation	7,293

170	Sherwin-Williams Company	11,747
	Total Specialty Retail	19,040

25

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

January 31, 2007

Shares	Description	Value

	Tobacco – 3.2%

220	Altria Group, Inc.	$19,226

301	UST Inc.	17,289
	Total Tobacco	36,515

	Total Investments (cost $998,343) – 97.6%	1,098,555

	Other Assets Less Liabilities – 2.4%	27,206

	Net Assets – 100%	$1,125,761

(1)	Non-income producing.

See accompanying notes to financial statements.

26

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 98.8%

	Air Freight & Logistics – 1.7%

338	Ryder System Inc.	$18,435
	Biotechnology – 1.0%

151	Cephalon, Inc., (1)	10,934
	Chemicals – 5.9%

879	Airgas, Inc.	36,584

410	Ashland Inc.	28,516
	Total Chemicals	65,100

	Commercial Banks – 1.9%

100	Affiliated Managers Group Inc., (1)	11,140

167	Northern Trust Corporation	10,145
	Total Commercial Banks	21,285

	Commercial Services & Supplies – 9.1%

280	ChoicePoint Inc., (1)	10,777

520	Convergys Corporation, (1)	13,541

160	Corporate Executive Board Company	14,517

220	ITT Educational Services, Inc., (1)	17,072

630	SEI Investments Company	39,268

200	Steelcase Inc.	3,918
	Total Commercial Services & Supplies	99,093

	Communications Equipment – 0.5%

400	Avaya Inc., (1)	5,132
	Computers & Peripherals – 2.4%

695	Network Appliance Inc., (1)	26,132
	Construction & Engineering – 0.7%

90	Jacobs Engineering Group Inc., (1)	8,150
	Diversified Financial Services – 1.3%

240	CIT Group Inc.	14,150
	Electric Utilities – 6.9%

376	Allegheny Energy Inc., (1)	17,492

831	Great Plains Energy Incorporated	26,035

439	OGE Energy Corp.	16,998

632	Xcel Energy, Inc.	14,745
	Total Electric Utilities	75,270

	Electronic Equipment & Instruments – 4.9%

560	MEMC Electronic Materials, (1)	29,344

510	Thermo Electron Corporation, (1)	24,404
	Total Electronic Equipment & Instruments	53,748

	Food & Staples Retailing – 2.0%

356	Safeway Inc.	12,827

220	Whole Foods Market, Inc.	9,502
	Total Food & Staples Retailing	22,329

27

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

January 31, 2007

Shares	Description	Value

	Food Products – 4.1%

1,510	ConAgra Foods, Inc.	$38,822

120	H.J. Heinz Company	5,654
	Total Food Products	44,476

	Gas Utilities – 3.9%

330	Energen Corporation	15,272

340	Questar Corporation	27,608
	Total Gas Utilities	42,880

	Health Care Equipment & Supplies – 0.5%

91	Beckman Coulter, Inc.	5,871
	Health Care Providers & Services – 2.1%

294	Wellcare Health Plans Inc., (1)	22,779
	Hotels, Restaurants & Leisure – 1.1%

290	Choice Hotels International, Inc.	12,264
	Household Durables – 2.4%

553	Snap-on Incorporated	26,660
	Independent Power Producers & Energy Traders – 0.6%

108	NRG Energy Inc., (1)	6,472
	Industrial Conglomerates – 1.5%

250	Teleflex Inc.	16,695
	Insurance – 4.0%

310	American Financial Group Inc.	10,949

449	Philadelphia Consolidated Holding Corporation, (1)	20,232

382	W.R. Berkley Corporation	12,640
	Total Insurance	43,821

	Internet Software & Services – 0.5%

70	F5 Networks, Inc., (1)	5,001
	IT Services – 1.0%

190	FactSet Research Systems Inc.	11,035
	Leisure Equipment & Products – 2.6%

1,009	Marvel Entertainment Inc., (1)	28,171
	Machinery – 5.5%

140	Harsco Corporation	12,023

200	ITT Industries Inc.	11,930

340	Pall Corporation	11,818

637	Trinity Industries Inc.	24,365
	Total Machinery	60,136

	Media – 1.5%

400	Echostar Communications Corporation, (1)	16,136
	Multiline Retail – 2.3%

439	Dollar Tree Stores Inc., (1)	13,811

340	Family Dollar Stores	11,016
	Total Multiline Retail	24,827

28

Shares	Description	Value

	Oil, Gas & Consumable Fuels – 2.6%

490	Equitable Resources Inc.	$21,193

253	W&T Offshore Inc.	7,772
	Total Oil, Gas & Consumable Fuels	28,965

	Personal Products – 3.2%

739	Estee Lauder Companies	35,103
	Pharmaceuticals – 2.1%

460	Abraxis Bioscience Inc., (1)	12,024

92	Allergan Inc.	10,737
	Total Pharmaceuticals	22,761

	Real Estate – 6.0%

242	Camden Property Trust	18,973

174	SL Green Realty Corporation	25,505

370	Taubman Centers Inc.	21,560
	Total Real Estate	66,038

	Real Estate Management & Development – 0.7%

198	CB Richard Ellis Group, Inc., (1)	7,447
	Semiconductors & Equipment – 2.0%

1,684	Micron Technology, Inc., (1)	21,808
	Software – 2.1%

451	Autodesk, Inc., (1)	19,718

140	Red Hat, Inc., (1)	3,182
	Total Software	22,900

	Specialty Retail – 5.0%

855	American Eagle Outfitters, Inc.	27,685

200	Dick’s Sporting Goods Inc., (1)	10,298

119	Office Depot, Inc., (1)	4,449

560	RadioShack Corporation	12,376
	Total Specialty Retail	54,808

	Tobacco – 3.2%

608	UST Inc.	34,924
	Total Investments (cost $986,811) – 98.8%	1,081,736

	Other Assets Less Liabilities – 1.2%	13,004

	Net Assets – 100%	$1,094,740

(1)	Non-income producing.

See accompanying notes to financial statements.

29

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 96.9%

	Aerospace & Defense – 6.2%

420	Boeing Company	$37,614

260	Lockheed Martin Corporation	25,269
	Total Aerospace & Defense	62,883

	Air Freight & Logistics – 0.3%

30	FedEx Corporation	3,312
	Biotechnology – 6.0%

450	Amgen Inc., (1)	31,666

320	Biogen Idec Inc., (1)	15,469

120	Cephalon, Inc., (1)	8,689

140	MedImmune, Inc., (1)	4,852
	Total Biotechnology	60,676

	Capital Markets – 1.5%

130	Franklin Resources Inc.	15,484
	Chemicals – 2.1%

90	Air Products & Chemicals Inc.	6,719

50	Airgas, Inc.	2,081

50	Cabot Corporation	2,237

170	Praxair, Inc.	10,720
	Total Chemicals	21,757

	Commercial Banks – 1.1%

50	Affiliated Managers Group Inc., (1)	5,570

40	Bank of Hawaii Corporation	2,094

100	Synovus Financial Corporation	3,193
	Total Commercial Banks	10,857

	Commercial Services & Supplies – 3.5%

50	ChoicePoint Inc., (1)	1,925

110	Convergys Corporation, (1)	2,864

70	Copart Inc., (1)	2,061

30	Corporate Executive Board Company	2,722

70	Corrections Corporation of America, (1)	3,410

50	ITT Educational Services, Inc., (1)	3,880

70	Republic Services, Inc.	3,028

50	Robert Half International Inc.	2,035

60	SEI Investments Company	3,740

260	Waste Management, Inc.	9,875
	Total Commercial Services & Supplies	35,540

	Communications Equipment – 1.7%

390	Avaya Inc., (1)	5,004

240	Cisco Systems, Inc., (1)	6,382

270	Corning Incorporated, (1)	5,627
	Total Communications Equipment	17,013

30

Shares	Description	Value

	Computers & Peripherals – 7.1%

900	Hewlett-Packard Company	$38,949

180	Lexmark International, Inc., (1)	11,345

280	McAfee Inc., (1)	8,193

350	Network Appliance Inc., (1)	13,160
	Total Computers & Peripherals	71,647

	Construction & Engineering – 0.6%

70	Jacobs Engineering Group Inc., (1)	6,339
	Construction Materials – 0.2%

50	Eagle Materials Inc.	2,470
	Consumer Finance – 0.6%

210	Americredit Corp., (1)	5,699
	Diversified Financial Services – 2.3%

60	Eaton Vance Corporation	2,058

150	Moody’s Corporation	10,734

150	State Street Corporation	10,658
	Total Diversified Financial Services	23,450

	Electric Utilities – 0.7%

100	AES Corporation, (1)	2,079

100	Allegheny Energy Inc., (1)	4,652
	Total Electric Utilities	6,731

	Electrical Equipment – 2.0%

390	Emerson Electric Co.	17,538

90	Molex Inc.	2,645
	Total Electrical Equipment	20,183

	Electronic Equipment & Instruments – 2.2%

390	MEMC Electronic Materials, (1)	20,436

20	Mettler-Toledo International Inc., (1)	1,656
	Total Electronic Equipment & Instruments	22,092

	Energy Equipment & Services – 0.7%

70	Oceaneering International Inc., (1)	2,763

140	Superior Energy Services, Inc., (1)	4,245
	Total Energy Equipment & Services	7,008

	Food & Staples Retailing – 2.5%

250	Kroger Co.	6,400

90	Sysco Corporation	3,110

90	Walgreen Co.	4,077

270	Whole Foods Market, Inc.	11,661
	Total Food & Staples Retailing	25,248

	Food Products – 2.2%

220	Campbell Soup Company	8,466

40	General Mills, Inc.	2,290

190	H.J. Heinz Company	8,953

70	McCormick and Company Inc.	2,733
	Total Food Products	22,442

31

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

January 31, 2007

Shares	Description	Value

	Gas Utilities – 0.8%

100	Questar Corporation	$8,120
	Health Care Equipment & Supplies – 3.8%

50	Beckman Coulter, Inc.	3,226

120	Becton Dickinson & Company	9,233

670	Boston Scientific Corporation, (1)	12,362

80	CYTYC Corporation, (1)	2,314

30	Hillenbrand Industries	1,710

120	Kinetic Concepts Inc., (1)	5,903

40	Zimmer Holdings, Inc., (1)	3,369
	Total Health Care Equipment & Supplies	38,117

	Health Care Providers & Services – 3.2%

70	Wellcare Health Plans Inc., (1)	5,424

340	Wellpoint Inc., (1)	26,649
	Total Health Care Providers & Services	32,073

	Hotels, Restaurants & Leisure – 2.8%

60	Choice Hotels International, Inc.	2,537

750	Starbucks Corporation, (1)	26,205
	Total Hotels, Restaurants & Leisure	28,742

	Household Durables – 0.2%

50	Snap-on Incorporated	2,411
	Household Products – 1.0%

150	Colgate-Palmolive Company	10,245
	Independent Power Producers & Energy Traders – 1.4%

240	NRG Energy Inc., (1)	14,383
	Insurance – 2.1%

230	AFLAC Incorporated	10,950

50	CNA Financial Corporation, (1)	2,033

90	HCC Insurance Holdings Inc.	2,811

40	Philadelphia Consolidated Holding Corporation, (1)	1,802

100	W.R. Berkley Corporation	3,309
	Total Insurance	20,905

	Internet & Catalog Retail – 0.5%

130	Amazon.com, Inc., (1)	4,897
	Internet Software & Services – 0.8%

80	F5 Networks, Inc., (1)	5,715

5	Google Inc., Class A, (1)	2,507
	Total Internet Software & Services	8,222

	IT Services – 0.3%

70	Electronic Data Systems Corporation	1,842
	Machinery – 1.2%

30	Harsco Corporation	2,576

50	Manitowoc Company Inc.	2,593

32

Shares	Description	Value

	Machinery (continued)

70	Pall Corporation	$2,433

130	Trinity Industries Inc.	4,973
	Total Machinery	12,575

	Media – 6.1%

70	Clear Channel Outdoor Holdings Inc., Class A, (1)	2,024

640	DIRECTV Group, Inc., (1)	15,610

60	E.W. Scripps Company, Class A	2,930

160	McGraw-Hill Companies, Inc.	10,733

40	Meredith Corporation	2,358

810	Walt Disney Company	28,487
	Total Media	62,142

	Multiline Retail – 4.5%

90	Dollar Tree Stores Inc., (1)	2,831

450	Kohl’s Corporation, (1)	31,909

170	Target Corporation	10,431
	Total Multiline Retail	45,171

	Oil, Gas & Consumable Fuels – 2.1%

190	EOG Resources, Inc.	13,135

100	Equitable Resources Inc.	4,325

50	St Mary Land and Exploration Company	1,800

60	W&T Offshore Inc.	1,843
	Total Oil, Gas & Consumable Fuels	21,103

	Paper & Forest Products – 0.2%

50	Rayonier Inc.	2,160
	Personal Products – 2.0%

280	Avon Products, Inc.	9,629

170	Estee Lauder Companies	8,075

70	Nutri System Inc., (1)	3,084
	Total Personal Products	20,788

	Pharmaceuticals – 2.5%

70	Abraxis Bioscience Inc., (1)	1,830

110	Allergan Inc.	12,838

160	Forest Laboratories Inc., (1)	8,978

100	Mylan Laboratories Inc.	2,214
	Total Pharmaceuticals	25,860

	Real Estate – 1.0%

20	Essex Property Trust Inc.	2,887

40	Simon Property Group, Inc.	4,576

50	Taubman Centers Inc.	2,914
	Total Real Estate	10,377

	Real Estate Management & Development – 0.8%

110	CB Richard Ellis Group, Inc., (1)	4,137

40	Jones Lang LaSalle Inc.	4,180
	Total Real Estate Management & Development	8,317

33

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

January 31, 2007

Shares	Description	Value

	Road & Rail – 0.5%

210	J.B. Hunt Transports Serives Inc.	$5,277
	Semiconductors & Equipment – 3.6%

530	Intel Corporation	11,109

1,120	Micron Technology, Inc., (1)	14,504

220	Novellus Systems Inc., (1)	6,783

130	NVIDIA Corporation, (1)	3,985
	Total Semiconductors & Equipment	36,381

	Software – 5.5%

120	Adobe Systems Incorporated, (1)	4,664

320	Autodesk, Inc., (1)	13,990

180	BMC Software Inc., (1)	6,190

190	Cadence Design Systems, Inc., (1)	3,591

310	Electronic Arts Inc. (EA), (1)	15,500

210	Salesforce.com, Inc., (1)	9,204

90	Synopsys Inc., (1)	2,394
	Total Software	55,533

	Specialty Retail – 5.0%

405	American Eagle Outfitters, Inc.	13,114

100	AutoZone Inc., (1)	12,563

100	Dick’s Sporting Goods Inc., (1)	5,149

180	Office Depot, Inc., (1)	6,730

120	PetSmart Inc.	3,665

260	RadioShack Corporation	5,746

60	Sherwin-Williams Company	4,146
	Total Specialty Retail	51,113

	Textiles, Apparel & Luxury Goods – 0.7%

90	Polo Ralph Lauren Corporation, Class A	7,385
	Tobacco – 0.8%

140	UST Inc.	8,042
	Total Investments (cost $967,828) – 96.9%	983,012

	Other Assets Less Liabilities – 3.1%	31,264

	Net Assets – 100%	$1,014,276

(1)	Non-income producing.

See accompanying notes to financial statements.

34

Statement of Assets and Liabilities (Unaudited)

January 31, 2007

	All-Cap Core	Small-Mid Cap Core	Large-Cap Value	Mid-Cap Core	Large-Cap Growth
Assets
Investments, at value (cost $1,000,963, $977,204, $998,343, $986,811 and $967,828, respectively)	$1,109,784	$1,092,501	$1,098,555	$1,081,736	$983,012
Cash	20,031	21,534	19,160	10,993	41,600
Receivables:
Dividends	373	289	596	330	125
From adviser	12,993	12,938	13,439	12,191	17,153
Investments sold	—	—	9,338	4,213	—
Total assets	1,143,181	1,127,262	1,141,088	1,109,463	1,041,890
Liabilities
Payable for investments purchased	5,462	5,462	—	—	—
Accrued expenses:
12b-1 distribution and service fees	524	516	529	511	477
Other	14,112	14,321	14,798	14,212	27,137
Total liabilities	20,098	20,299	15,327	14,723	27,614
Net assets	$1,123,083	$1,106,963	$1,125,761	$1,094,740	$1,014,276
Class A Shares
Net assets	$281,335	$277,266	$281,548	$274,318	$253,675
Shares outstanding	12,500	12,500	12,500	12,500	12,500
Net asset value per share	$22.51	$22.18	$22.52	$21.95	$20.29
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$23.88	$23.53	$23.89	$23.29	$21.53
Class B Shares
Net assets	$280,163	$276,171	$281,287	$273,012	$253,420
Shares outstanding	12,500	12,500	12,500	12,500	12,500
Net asset value and offering price per share	$22.41	$22.09	$22.50	$21.84	$20.27
Class C Shares
Net assets	$280,163	$276,171	$281,287	$273,012	$253,420
Shares outstanding	12,500	12,500	12,500	12,500	12,500
Net asset value and offering price per share	$22.41	$22.09	$22.50	$21.84	$20.27
Class R Shares
Net assets	$281,422	$277,355	$281,639	$274,398	$253,761
Shares outstanding	12,500	12,500	12,500	12,500	12,500
Net asset value and offering price per share	$22.51	$22.19	$22.53	$21.95	$20.30

Net Assets Consist of:
Capital paid-in	$999,047	$999,056	$999,037	$999,047	$1,000,000
Undistributed (Over distribution of) net investment income (loss)	(167)	(1,516)	(303)	(2,431)	(880)
Accumulated net realized gain (loss) from investments	15,382	(5,874)	26,815	3,199	(28)
Net unrealized appreciation (depreciation) of investments	108,821	115,297	100,212	94,925	15,184
Net assets	$1,123,083	$1,106,963	$1,125,761	$1,094,740	$1,014,276

See accompanying notes to financial statements.

35

Statement of Operations (Unaudited)

	All-Cap Core Six Months Ended 1/31/07	Small-Mid Cap Core Six Months Ended 1/31/07	Large-Cap Value Six Months Ended 1/31/07	Mid-Cap Core Six Months Ended 1/31/07	Large-Cap Growth For the Period 12/15/06 (commencement of operations) through 1/31/07
Dividend and Interest Income	$8,528	$7,228	$10,615	$6,098	$1,232
Expenses
Management fees	4,751	5,160	4,274	4,664	1,093
12b-1 service fees – Class A	336	328	341	330	81
12b-1 distribution and service fees – Class B	1,339	1,307	1,359	1,315	328
12b-1 distribution and service fees – Class C	1,339	1,307	1,359	1,315	328
Shareholders’ servicing agent fees and expenses	61	60	61	60	134
Custodian’s fees and expenses	7,010	7,080	7,287	6,182	1,551
Trustees’ fees and expenses	49	49	49	49	13
Professional fees	17,865	17,865	17,865	17,865	1,039
Shareholders’ reports – printing and mailing expenses	4,639	4,639	5,227	4,639	24,294
Federal and state registration fees	53	53	53	53	16
Other expenses	14	12	13	12	134
Total expenses before custodian fee credit and expense reimbursement	37,456	37,860	37,888	36,484	29,011
Custodian fee credit	(476)	(670)	(504)	(412)	(44)
Expense reimbursement	(28,348)	(28,446)	(29,192)	(27,544)	(26,855)
Net expenses	8,632	8,744	8,192	8,528	2,112
Net investment income (loss)	(104)	(1,516)	2,423	(2,430)	(880)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	20,689	(2,867)	38,564	8,077	(28)
Net change in unrealized appreciation (depreciation) of investments	104,814	144,413	68,661	87,073	15,184
Net realized and unrealized gain (loss)	125,503	141,546	107,225	95,150	15,156
Net increase (decrease) in net assets from operations	$125,399	$140,030	$109,648	$92,720	$14,276

See accompanying notes to financial statements.

36

Statement of Changes in Net Assets (Unaudited)

	All-Cap Core		Small-Mid Cap Core
	Six Months Ended 1/31/07	For the Period 5/31/06 (commencement of operations) through 7/31/06	Six Months Ended 1/31/07	For the Period 5/31/06 (commencement of operations) through 7/31/06
Operations
Net investment income (loss)	$(104)	$(152)	$(1,516)	$34
Net realized gain (loss) from investments	20,689	(5,307)	(2,867)	(3,007)
Net change in unrealized appreciation (depreciation) of investments	104,814	4,007	144,413	(29,116)
Net increase (decrease) in net assets from operations	125,399	(1,452)	140,030	(32,089)
Distributions to Shareholders
From net investment income:
Class A	(241)	—	(301)	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	(623)	—	(677)	—
From accumulated net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Decrease in net assets from distributions to shareholders	(864)	—	(978)	—
Fund Share Transactions
Proceeds from sale of shares	—	1,000,000	—	1,000,000
Net increase (decrease) in net assets from Fund share transactions	—	1,000,000	—	1,000,000
Net increase (decrease) in net assets	124,535	998,548	139,052	967,911
Net assets at the beginning of period	998,548	—	967,911	—
Net assets at the end of period	$1,123,083	$998,548	$1,106,963	$967,911
Undistributed net investment income (loss) at the end of period	$(167)	$801	$(1,516)	$978

See accompanying notes to financial statements.

37

Statement of Changes in Net Assets (Unaudited)

	Large-Cap Value		Mid-Cap Core
	Six Months Ended 1/31/07	For the Period 5/31/06 (commencement of operations) through 7/31/06	Six Months Ended 1/31/07	For the Period 5/31/06 (commencement of operations) through 7/31/06
Operations
Net investment income (loss)	$2,423	$252	$(2,430)	$(414)
Net realized gain (loss) from investments	38,564	7,781	8,077	(3,262)
Net change in unrealized appreciation (depreciation) of investments	68,661	31,550	87,073	7,852
Net increase (decrease) in net assets from operations	109,648	39,583	92,720	4,176
Distributions to Shareholders
From net investment income:
Class A	(1,471)	—	(81)	—
Class B	(305)	—	—	—
Class C	(305)	—	—	—
Class R	(1,859)	—	(459)	—
From accumulated net realized gains:
Class A	(4,883)	—	(404)	—
Class B	(4,882)	—	(404)	—
Class C	(4,882)	—	(404)	—
Class R	(4,883)	—	(404)	—
Decrease in net assets from distributions to shareholders	(23,470)	—	(2,156)	—
Fund Share Transactions
Proceeds from sale of shares	—	1,000,000	—	1,000,000
Net increase (decrease) in net assets from Fund share transactions	—	1,000,000	—	1,000,000
Net increase (decrease) in net assets	86,178	1,039,583	90,564	1,004,176
Net assets at the beginning of period	1,039,583	—	1,004,176	—
Net assets at the end of period	$1,125,761	$1,039,583	$1,094,740	$1,004,176
Undistributed net investment income (loss) at the end of period	$(303)	$1,214	$(2,431)	$539

See accompanying notes to financial statements.

38

Large-Cap Growth
For the Period 12/15/06 (commencement of operations) through 1/31/07
Operations
Net investment income (loss)	$(880)
Net realized gain (loss) from investments	(28)
Net change in unrealized appreciation (depreciation) of investments	15,184
Net increase (decrease) in net assets from operations	14,276
Distributions to Shareholders
From net investment income:
Class A	—
Class B	—
Class C	—
Class R	—
From accumulated net realized gains:
Class A	—
Class B	—
Class C	—
Class R	—
Decrease in net assets from distributions to shareholders	—
Fund Share Transactions
Proceeds from sale of shares	1,000,000
Net increase (decrease) in net assets from Fund share transactions	1,000,000
Net increase (decrease) in net assets	1,014,276
Net assets at the beginning of period	—
Net assets at the end of period	$1,014,276
Undistributed net investment income (loss) at the end of period	$(880)

See accompanying notes to financial statements.

39

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The trust is comprised of Nuveen Symphony All-Cap Core Fund (“All-Cap Core”), Nuveen Symphony Small-Mid Cap Core Fund (“Small-Mid Cap Core”), Nuveen Symphony Large-Cap Value Fund (“Large-Cap Value”), Nuveen Symphony Mid-Cap Core Fund (“Mid-Cap Core”) and Nuveen Symphony Large-Cap Growth Fund (“Large-Cap Growth”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust in 1997.

All-Cap Core ordinarily invests at least 80% of its assets in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 3000 Index in an attempt to provide long-term capital appreciation.

Small-Mid Cap Core ordinarily invests at least 80% of its assets in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 2500 Index in an attempt to provide long-term capital appreciation.

Large-Cap Value ordinarily invests at least 80% of its assets in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 1000 Value Index in an attempt to provide long-term capital appreciation.

Mid-Cap Core ordinarily invests at least 80% of its assets in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell Midcap Index in an attempt to provide long-term capital appreciation.

Large-Cap Growth ordinarily invests at least 80% of its assets in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 1000 Growth Index in an attempt to provide long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares, however, Large-Cap Growth will issue Class B Shares only upon exchange of Class B Shares from another Nuveen fund or for purposes of dividend reinvestment. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

40

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period covered by this report.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	All-Cap Core
	Six Months Ended 1/31/07		For the period 5/31/06 (commencement of operations) through 7/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	—	$—	12,500	$250,000
Class B	—	—	12,500	250,000
Class C	—	—	12,500	250,000
Class R	—	—	12,500	250,000
Net increase (decrease)	—	$—	50,000	$1,000,000

	Small-Mid Cap Core
	Six Months Ended 1/31/07		For the period 5/31/06 (commencement of operations) through 7/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	—	$—	12,500	$250,000
Class B	—	—	12,500	250,000
Class C	—	—	12,500	250,000
Class R	—	—	12,500	250,000
Net increase (decrease)	—	$—	50,000	$1,000,000

41

Notes to Financial Statements (Unaudited) (continued)

	Large-Cap Value
	Six Months Ended 1/31/07		For the period 5/31/06 (commencement of operations) through 7/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	—	$—	12,500	$250,000
Class B	—	—	12,500	250,000
Class C	—	—	12,500	250,000
Class R	—	—	12,500	250,000
Net increase (decrease)	—	$—	50,000	$1,000,000

	Mid-Cap Core
	Six Months Ended 1/31/07		For the period 5/31/06 (commencement of operations) through 7/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	—	$—	12,500	$250,000
Class B	—	—	12,500	250,000
Class C	—	—	12,500	250,000
Class R	—	—	12,500	250,000
Net increase (decrease)	—	$—	50,000	$1,000,000

	Large-Cap Growth
	For the Period 12/15/06 (commencement of operations) through 1/31/07
	Shares	Amount
Shares sold:
Class A	12,500	$250,000
Class B	12,500	250,000
Class C	12,500	250,000
Class R	12,500	250,000
Net increase (decrease)	50,000	$1,000,000

3. Investment Transactions

Purchases and sales (excluding short-term investments) for the six months ended January 31, 2007, were as follows:

	All-Cap Core	Small-Mid Cap Core	Large-Cap Value	Mid-Cap Core	Large-Cap Growth*
Purchases	$592,405	$708,464	$577,335	$676,352	$971,897
Sales	598,424	704,017	615,024	688,178	4,042
*	For the period December 15, 2006 (commencement of operations) through January 31, 2007.

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2007, the cost of investments was as follows:

	All-Cap Core	Small-Mid Cap Core	Large-Cap Value	Mid-Cap Core	Large-Cap Growth
Cost of investments	$1,000,963	$977,204	$998,343	$986,811	$967,828

42

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

	All-Cap Core	Small-Mid Cap Core	Large-Cap Value	Mid-Cap Core	Large-Cap Growth
Gross unrealized:
Appreciation	$120,581	$135,472	$106,884	$110,306	$35,028
Depreciation	(11,760)	(20,175)	(6,672)	(15,381)	(19,844)
Net unrealized appreciation (depreciation) of investments	$108,821	$115,297	$100,212	$94,925	$15,184

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2006, the Funds’ last tax year end, were as follows:

	All-Cap Core	Small-Mid Cap Core	Large-Cap Value	Mid-Cap Core
Undistributed net ordinary income*	$801	$978	$8,995	$539
Undistributed net long-term capital gains	—	—	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The following Funds elected to defer net realized losses from investments incurred from May 31, 2006 (commencement of operations) through July 31, 2006 (“post-October losses”) in accordance with federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year:

All-Cap Core	Small-Mid Cap Core	Mid-Cap Core
$5,307	$3,007	$3,262

5. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	All-Cap Core Fund-Level Fee Rate	Small-Mid Cap Core Fund-Level Fee Rate	Large-Cap Value Fund-Level Fee Rate	Mid-Cap Core Fund-Level Fee Rate	Large-Cap Growth Fund-Level Fee Rate
For the first $125 million	.7000%	.8000%	.6000%	.7000%	.6500%
For the next $125 million	.6875	.7875	.5875	.6875	.6375
For the next $250 million	.6750	.7750	.5750	.6750	.6250
For the next $500 million	.6625	.7625	.5625	.6625	.6125
For the next $1 billion	.6500	.7500	.5500	.6500	.6000
For net assets over $2 billion	.6250	.7250	.5250	.6250	.5750

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2007, the complex-level fee rate was .1844%.

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

43

Notes to Financial Statements (Unaudited) (continued)

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Symphony Asset Management (“Symphony”), a wholly owned subsidiary of Nuveen, under which Symphony manages the investment portfolios of the Funds. Symphony is compensated for its services to the Funds from the management fee paid to the Adviser.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of All-Cap Core, Small-Mid Cap Core, Large-Cap Value and Mid-Cap Core through November 30, 2009 and November 30, 2010 for Large-Cap Growth, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.15%, 1.25%, 1.05%, 1.15% and 1.10%, of the average daily net assets of All-Cap Core, Small-Mid Cap Core, Large-Cap Value, Mid-Cap Core and Large-Cap Growth, respectively, and from exceeding 1.40%, 1.50%, 1.30%, 1.40% and 1.35%, respectively, after November 30, 2009 and November 30, 2010 for Large-Cap Growth. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

At January 31, 2007, Nuveen owned all shares of each class of each Fund.

During the period covered by this report, Nuveen Investments, LLC, a wholly owned subsidiary of Nuveen, retained all 12b-1 fees.

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund’s last NAV calculations in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by July 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

44

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
ALL-CAP CORE											Ratio to Average Net Assets Before Credit/ Reimbursement				Ratio to Average Net Assets After Reimbursement(c)				Ratio to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (5/06)
2007(f)	$19.98	$.03	$2.52	$2.55	$(.02)	$—	$(.02)	$22.51	12.76%	281	6.67	%*	(5.08	)%*	1.39	%*	.20	%*	1.30	%*	.29	%*	56%
2006(e)	20.00	.01	(.03)	(.02)	—	—	—	19.98	(.10)	250	10.14	*	(8.60	)*	1.39	*	.15	*	1.32	*	.22	*	17
Class B (5/06)
2007(f)	19.96	(.05)	2.50	2.45	—	—	—	22.41	12.27	280	7.42	*	(5.83	)*	2.14	*	(.55	)*	2.05	*	(.46	)*	56
2006(e)	20.00	(.02)	(.02)	(.04)	—	—	—	19.96	(.20)	249	10.88	*	(9.34	)*	2.14	*	(.60	)*	2.07	*	(.53	)*	17
Class C (5/06)
2007(f)	19.96	(.05)	2.50	2.45	—	—	—	22.41	12.27	280	7.42	*	(5.83	)*	2.14	*	(.55	)*	2.05	*	(.46	)*	56
2006(e)	20.00	(.02)	(.02)	(.04)	—	—	—	19.96	(.20)	249	10.88	*	(9.34	)*	2.14	*	(.60	)*	2.07	*	(.53	)*	17
Class R (5/06)
2007(f)	19.99	.06	2.51	2.57	(.05)	—	(.05)	22.51	12.86	281	6.42	*	(4.83	)*	1.14	*	.45	*	1.05	*	.54	*	56
2006(e)	20.00	.02	(.03)	(.01)	—	—	—	19.99	(.05)	250	9.88	*	(8.34	)*	1.14	*	.40	*	1.07	*	.47	*	17

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.
(f)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

45

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
SMALL-MID CAP CORE											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (5/06)
2007(f)	$19.37	$— **	$2.83	$2.83	$(.02)	$—	$(.02)	$22.18	14.64%	$277	6.92	%*	(5.54	)%*	1.48	%*	(.10	)%*	1.36	%*	.02	%*	69%
2006(e)	20.00	.01	(.64)	(.63)	—	—	—	19.37	(3.15)	242	10.25	*	(8.50	)*	1.49	*	.26	*	1.42	*	.33	*	13
Class B (5/06)
2007(f)	19.34	(.08)	2.83	2.75	—	—	—	22.09	14.22	276	7.67	*	(6.29	)*	2.24	*	(.86	)*	2.11	*	(.73	)*	69
2006(e)	20.00	(.01)	(.65)	(.66)	—	—	—	19.34	(3.30)	242	11.00	*	(9.25	)*	2.24	*	(.49	)*	2.17	*	(.42	)*	13
Class C (5/06)
2007(f)	19.34	(.08)	2.83	2.75	—	—	—	22.09	14.22	276	7.67	*	(6.29	)*	2.24	*	(.86	)*	2.11	*	(.73	)*	69
2006(e)	20.00	(.01)	(.65)	(.66)	—	—	—	19.34	(3.30)	242	11.00	*	(9.25	)*	2.24	*	(.49	)*	2.17	*	(.42	)*	13
Class R (5/06)
2007(f)	19.38	.03	2.83	2.86	(.05)	—	(.05)	22.19	14.79	277	6.67	*	(5.29	)*	1.23	*	.15	*	1.11	*	.28	*	69
2006(e)	20.00	.02	(.64)	(.62)	—	—	—	19.38	(3.10)	242	10.00	*	(8.25	)*	1.24	*	.51	*	1.17	*	.58	*	13

*	Annualized.
**	Per share Net Investment Income (Loss) rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.
(f)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

46

Class (Inception Date)
		Investment Operations				Less Distributions					Ratios/Supplemental Data
LARGE-CAP VALUE												Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (5/06)
2007(f)	$20.80	$.08		$2.15	$2.23	$(.12)	$(.39)	$(.51)	$22.52	10.76%	$282	6.65	%*	(4.70	)%*	1.29	%*	.66	%*	1.19	%*	.76	%*	54%
2006(e)	20.00	.02		.78	.80	—	—	—	20.80	4.00	260	9.89	*	(8.21	)*	1.29	*	.39	*	1.22	*	.46	*	10
Class B (5/06)
2007(f)	20.78	—	**	2.13	2.13	(.02)	(.39)	(.41)	22.50	10.31	281	7.40	*	(5.45	)*	2.04	*	(.09	)*	1.94	*	.01	*	54
2006(e)	20.00	(.01)		.79	.78	—	—	—	20.78	3.90	260	10.64	*	(8.96	)*	2.04	*	(.36	)*	1.97	*	(.29	)*	10
Class C (5/06)
2007(f)	20.78	—	**	2.13	2.13	(.02)	(.39)	(.41)	22.50	10.31	281	7.40	*	(5.45	)*	2.04	*	(.09	)*	1.94	*	.01	*	54
2006(e)	20.00	(.01)		.79	.78	—	—	—	20.78	3.90	260	10.64	*	(8.96	)*	2.04	*	(.36	)*	1.97	*	(.29	)*	10
Class R (5/06)
2007(f)	20.81	.11		2.15	2.26	(.15)	(.39)	(.54)	22.53	10.91	282	6.40	*	(4.45	)*	1.04	*	.91	*	.94	*	1.01	*	54
2006(e)	20.00	.02		.79	.81	—	—	—	20.81	4.05	260	9.63	*	(7.95	)*	1.04	*	.64	*	.97	*	.71	*	10

*	Annualized.
**	Per share Net Investment Income (Loss) rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.
(f)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

47

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
MID-CAP CORE											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (5/06)
2007(f)	$20.09	$(.02)	$1.92	$1.90	$(.01)	$(.03)	$(.04)	$21.95	9.46%	$274	6.62	%*	(5.46	)%*	1.38	%*	(.23	)%*	1.30	%*	(.15	)%*	65%
2006(e)	20.00	—	.09	.09	—	—	—	20.09	.45	251	10.07	*	(8.68	)*	1.39	*	(.01	)*	1.32	*	.07	*	21
Class B (5/06)
2007(f)	20.07	(.09)	1.89	1.80	—	(.03)	(.03)	21.84	8.98	273	7.36	*	(6.21	)*	2.14	*	(.98	)*	2.06	*	(.90	)*	65
2006(e)	20.00	(.02)	.09	.07	—	—	—	20.07	.35	251	10.81	*	(9.43	)*	2.14	*	(.75	)*	2.07	*	(.68	)*	21
Class C (5/06)
2007(f)	20.07	(.09)	1.89	1.80	—	(.03)	(.03)	21.84	8.98	273	7.36	*	(6.21	)*	2.14	*	(.98	)*	2.06	*	(.90	)*	65
2006(e)	20.00	(.02)	.09	.07	—	—	—	20.07	.35	251	10.81	*	(9.43	)*	2.14	*	(.75	)*	2.07	*	(.68	)*	21
Class R (5/06)
2007(f)	20.10	.01	1.91	1.92	(.04)	(.03)	(.07)	21.95	9.56	274	6.36	*	(5.21	)*	1.13	*	.03	*	1.05	*	.10	*	65
2006(e)	20.00	.01	.09	.10	—	—	—	20.10	.50	251	9.81	*	(8.43	)*	1.14	*	.25	*	1.06	*	.32	*	21

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.
(f)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

48

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
LARGE-CAP GROWTH											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (12/06)
2007(e)	$20.00	$(.01)	$.30	$.29	$—	$—	$—	$20.29	1.45%	$254	21.83	%*	(20.89	)%*	1.33	%*	(.39	)%*	1.29	%*	(.35	)%*	0%
Class B (12/06)
2007(e)	20.00	(.03)	.30	.27	—	—	—	20.27	1.35	253	22.58	*	(21.64	)*	2.09	*	(1.15	)*	2.06	*	(1.12	)*	0
Class C (12/06)
2007(e)	20.00	(.03)	.30	.27	—	—	—	20.27	1.35	253	22.58	*	(21.64	)*	2.09	*	(1.15	)*	2.06	*	(1.12	)*	0
Class R (12/06)
2007(e)	20.00	— **	.30	.30	—	—	—	20.30	1.50	254	21.58	*	(20.64	)*	1.07	*	(.13	)*	1.04	*	(.10	)*	0

*	Annualized.
**	Per share Net Investment Income (Loss) rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period December 15, 2006 (commencement of operations) through January 31, 2007.

See accompanying notes to financial statements.

49

Annual Investment Management Agreement Approval Process

Board Approval of Advisory Arrangements for

Nuveen Symphony Large-Cap Growth Fund

The Approval Process

The Board of Trustees is responsible for approving the advisory arrangements for the Nuveen Symphony Large-Cap Growth Fund (the “Fund”). At a meeting held on November 14-16, 2006 (the “November Meeting”), the Board of Trustees of the Fund, including a majority of the independent Trustees, unanimously approved the Investment Management Agreement between the Fund and Nuveen Asset Management (“NAM”), and the Sub-Advisory Agreement between NAM and Symphony Asset Management (“Symphony”). Symphony is the “Sub-Advisor” and, together with NAM, each is a “Fund Adviser.”

To assist the Board in its evaluation of an advisory contract with a Fund Adviser at the November Meeting, the independent Trustees previously had received, in adequate time in advance of this meeting or at prior meetings, materials which outlined, among other things:

•	the services currently provided by each Fund Adviser to other Nuveen funds and expected to be provided to the Fund;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser with respect to the Fund’s investment strategy;

•	the profitability of Nuveen (which incorporated Nuveen’s wholly-owned subsidiaries, including the Sub-Advisor);

•	the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable, unaffiliated funds as well as comparable affiliated funds, if any;

•	the soft dollar practices of the Fund Adviser; and

•	the expected expenses of the Fund, including comparisons of the Fund’s expected expense ratio with the expense ratios of comparable, unaffiliated funds and comparable affiliated funds, if any.

After reviewing the written materials and further discussions, the independent Trustees met privately with their legal counsel to review the Board’s duties under the Investment Company Act of 1940, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered in voting on advisory contracts. It is with this background that the independent Trustees considered the advisory and sub-advisory agreement with a Fund Adviser for the Fund. As outlined in more detail below, the independent Trustees considered all factors they believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the performance of the Fund Adviser, as described below; (c) the profitability of Nuveen and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the respective Fund Adviser’s services. As NAM and the Sub-Advisor already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Trustees, the Board has a good understanding of each Fund Adviser’s organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser’s personnel. At the November Meeting or at prior meetings, the Trustees have reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the respective Fund Adviser will provide to the Fund; the experience of the Fund Adviser with the applicable investment strategies; and performance information with respect to certain investment strategies (as described in further detail below). At prior meetings, the Board also reviewed an evaluation from NAM of the Sub-Advisor which outlined, among other things, the Sub-Advisor’s organizational history, client base, product mix, investment team, investment process and performance. Given the Trustees’ experience with Nuveen funds advised by NAM and sub-advised by the Sub-Advisor, the Trustees recognized and considered the quality of their investment processes in making portfolio management decisions.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Fund) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment management services, NAM and its affiliates will provide the Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements, compliance functions and monitoring and overseeing any sub-adviser).

In evaluating the services of the Sub-Advisor, the independent Trustees noted that the Sub-Advisory Agreement was essentially an agreement for portfolio management services only and the Sub-Advisor was not expected to supply other significant administrative services to the Fund.

50

Based on their review, the Trustees found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Investment Management Agreement and Sub-Advisory Agreement were sufficient.

B. The Investment Performance of the Fund Advisers

The Fund is new and therefore does not have its own performance history. The Trustees, however, are familiar with the performance record of each Fund Adviser with other Nuveen funds. The Trustees also received performance information of the Fund’s peer universe.

C. Fees, Expenses and Profitability

1. Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Trustees considered the Fund’s proposed management fee structure, its sub-advisory fee arrangements and its expected expense ratios in absolute terms as well as compared with the fees and expense ratios of comparable, unaffiliated funds and comparable affiliated funds. In this regard, the Trustees also considered the fund-level breakpoint schedule and the complex-wide breakpoint schedule. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled “Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.”

2. Comparisons with the Fees of Other Clients

Due to their experience with other Nuveen funds, the Trustees were familiar with the fees assessed to other clients of Nuveen or its affiliates. With respect to separate managed accounts, the advisory fees charged to such separate managed accounts are generally lower than those charged to the comparable funds. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Fund, compared to individually managed separate accounts. These services are generally not required to the same extent, if at all, for separate accounts. Accordingly, the Trustees noted that the nature and number of services provided to operate the Fund merit the higher fees than those to separate managed accounts.

In considering the fees of the Sub-Advisor, the Trustees are familiar with the pricing schedule the Sub-Advisor charges for similar investment management services for other Nuveen funds and other fund sponsors or clients.

3. Profitability

In conjunction with its review of fees at prior meetings, the Trustees have considered the profitability of Nuveen for advisory activities (which incorporated Nuveen’s wholly-owned subsidiaries including the Sub-Advisor). At the November Meeting or at prior meetings, the Trustees reviewed Nuveen’s revenues, expenses and profitability margins for advisory activities (on both a pre-tax and after-tax basis). At prior meetings, the Trustees reviewed data comparing Nuveen’s profitability with other fund sponsors prepared by three independent third party service providers. In reviewing profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulty in comparing the profitability of other unaffiliated advisers. Nevertheless, to the extent available, the Trustees had considered Nuveen’s profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The Trustees further received the 2005 Annual Report for Nuveen Investments as well as its quarterly report ending September 30, 2006. Based on their review, the Trustees were satisfied that the level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the Fund, the Trustees determined that the advisory fees and expenses of the Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

In reviewing compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedule of proposed advisory fees for the Fund, including fund-level breakpoints thereto, if any. In addition to advisory fee breakpoints, the Board had also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, which would include the Fund, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the applicable breakpoint schedule and complex-wide fee arrangement currently were acceptable and desirable in providing benefits from economies of scale to shareholders.

51

Annual Investment Management Agreement Approval Process (continued)

E. Indirect Benefits

In evaluating fees, the Trustees also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees have recognized that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements but may from time to time receive or have access to research generally provided by broker-dealers to institutional clients. The Trustees also considered the soft dollar arrangements of the Sub-Advisor. The Sub-Advisor does not currently enter into soft dollar arrangements although it has adopted a soft dollar policy in the event that it elects to engage in soft dollar arrangements in the future.

The Trustees also have recognized that an affiliate of NAM will provide distribution and shareholder services to the Fund and its shareholders for which it may be compensated pursuant to a 12b-1 plan.

F. Approval

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreement and Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services to be provided to the Fund and the Investment Management Agreement and the Sub-Advisory Agreement should be and were approved on behalf of the Fund.

52

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Symphony Asset Management 555 California Street Rene Suite 2975 San Francisco, CA 94104	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

53

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $162 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

•	Share prices

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MSA-SCORE-0107D

NUVEEN INVESTMENTS EQUITY FUNDS

Semiannual Report dated January 31, 2007	For investors seeking long-term capital appreciation.

Nuveen Investments

Equity Funds

Nuveen Santa Barbara Growth Opportunities Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Dear Shareholder,

Detailed information on your Fund’s performance can be found in the Portfolio Manager’s Comments and Fund Spotlight sections of this report. The Nuveen Santa Barbara Growth Opportunities Fund features portfolio management by Santa Barbara Asset Management. I urge you to take the time to read the portfolio manager’s comments.

With the recent volatility in the market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

March 15, 2007

“No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals.”

Semiannual Report  l  Page 1

Portfolio Manager’s Comments

The Nuveen Santa Barbara Growth Opportunities Fund features management by Santa Barbara Asset Management. We recently spoke with George M. Tharakan, CFA, portfolio manager for the Fund, about the key investment strategies and performance of the Fund.

How did the Fund perform during the reporting period?

As shown in the table on the next page, the Fund’s Class A performance at net asset value for the six months ended January 31, 2007 outperformed both its Lipper peer group, the Lipper Mid-Cap Growth Funds Index, and benchmark, the Russell 2500 Index. The outperformance came primarily from stock selection. It is interesting to note that our best performing stock in the last six months, Blockbuster, has been held since the inception of the Fund. A few of our better performers also came from capitalizing on what we thought to be temporary business downturns, namely in holdings Checkpoint Software and McAfee.

What was your management strategy during the past six months?

The strategies used did not change during the reporting period. Turnover picked up markedly in the second half of 2006 because of an unusual number of opportunities that presented themselves. The fallout from the stock option scandals gave us a number of opportunities to buy shares in good businesses at compelling prices. The widespread investor aversion to media stocks and in particular newspaper stocks also presented good opportunities. We purchased stock in the world’s preeminent newspaper, the New York Times, and Lee Enterprises, the publisher of 58 daily newspapers.

Our two biggest sector weightings continued to be in the consumer discretionary and information technology sectors. These are the two sectors where we continue to find the most opportunities. We had less success finding suitable investments in the financial and energy sectors. The inverted yield curve is presenting problems for many regional banks and the dramatic rise in oil prices recently has kept us away from the energy sector.

What were some positive contributors to the portfolio?

Two of our best performing stocks in the last six months were Blockbuster and Brinker International. Blockbuster is steadily improving its balance sheet with targeted asset sales to pay down debt. They are also finding success in the online DVD rental space by leveraging their retail store presence. Brinker has consistently beaten earnings expectations from margin improvements despite rising food inflation. We continue to own both these stocks.

What were some negative influences on performance?

There were also a few detractors to performance in the last six months, namely Cree and Silicon Laboratories, both in the semiconductor industry. The semiconductor industry is a cyclical business where the best investment opportunities are typically found as the market goes into a downturn. The market is presently entering such a downturn. We believe that we may have been a little early in purchasing these stocks. We continue to own both these positions.

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

Semiannual Report  l  Page 2

Class A Shares

Cumulative Total Returns as of 1/31/07

	Cumulative
	6-Month	Since Inception (3/28/06)
Nuveen Santa Barbara Growth Opportunities Fund
A Shares at NAV	16.63%	10.80%
A Shares at Offer	9.92%	4.43%
Lipper Mid-Cap Growth Funds Index[1]	15.10%	5.67%
Russell 2500 Index[2]	15.85%	7.34%

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

1	The Lipper Mid-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The since inception data for the index represents returns for the period 3/31/06 - 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The since inception data for the index represents returns for the period 3/31/06 - 1/31/07, as returns for the index are calculated on a calendar month basis. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

Semiannual Report  l  Page 3

Fund Spotlight as of 1/31/07 Nuveen Santa Barbara Growth Opportunities Fund

Quick Facts
	A	B	C	R
NAV	$21.82	$21.68	$21.68	$21.84
Latest Ordinary Income Distribution[1]	$0.3248	$0.3248	$0.3248	$0.3534
Inception Date	3/28/06	3/28/06	3/28/06	3/28/06

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund’s investment adviser which may be modified or discontinued at any time without notice.

Cumulative Total Returns as of 1/31/07

A Shares	NAV	Offer
Since Inception	10.80%	4.43%

B Shares	w/o CDSC	w/CDSC
Since Inception	10.10%	5.10%

C Shares	NAV	w/CDSC
Since Inception	10.10%	9.10%

R Shares	NAV
Since Inception	11.05%

Top Five Common Stock Holdings[2]
Blockbuster Inc.	3.9%
McAfee Inc.	3.8%
Check Point Software Technology Limited	3.4%
Hewitt Associates Inc., Class A	3.4%
Wolverine World Wide Inc.	3.2%

Cumulative Total Returns as of 12/31/06

A Shares	NAV	Offer
Since Inception	6.23%	0.12%

B Shares	w/o CDSC	w/CDSC
Since Inception	5.63%	0.63%

C Shares	NAV	w/CDSC
Since Inception	5.63%	4.63%

R Shares	NAV
Since Inception	6.47%

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$1,088
Number of Common Stocks	47
Expense Ratio[3]	1.24%

1	Ordinary income distribution consists of short-term capital gains paid on December 18, 2006, and ordinary income paid on December 29, 2006, if any.

2	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

3	Class A shares after credit/reimbursement for the six months ended January 31, 2007.

Semiannual Report  l  Page 4

Fund Spotlight as of 1/31/07 Nuveen Santa Barbara Growth Opportunities Fund

Industries[1]
Specialty Retail	10.3%
Commercial Services & Supplies	8.3%
Media	6.6%
Internet Software & Services	5.4%
Semiconductors & Equipment	5.0%
Health Care Equipment & Supplies	4.8%
Food Products	4.3%
Software	4.3%
Pharmaceuticals	4.3%
IT Services	4.1%
Hotels, Restaurants & Leisure	4.1%
Health Care Providers & Services	4.0%
Computers & Peripherals	3.8%
Household Durables	3.7%
Textiles, Apparel & Luxury Goods	3.2%
Diversified Telecommunication Services	3.2%
Chemicals	3.1%
Insurance	3.0%
Other	14.5%

1	As a percentage of total investments as of January 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (8/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (1/31/07)	$1,166.30	$1,162.00	$1,162.00	$1,167.70	$1,018.95	$1,015.17	$1,015.17	$1,020.21
Expenses Incurred During Period	$6.77	$10.84	$10.84	$5.41	$6.31	$10.11	$10.11	$5.04

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, 1.99% and 0.99% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 5

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

January 31, 2007

Shares	Description	Value

	COMMON STOCKS – 96.1%

	Airlines – 2.0%

800	Skywest Inc.	$21,712
	Auto Components – 2.2%

300	Magna International Inc., Class A	23,436
	Chemicals – 2.9%

200	Lubrizol Corporation	10,304

2,000	NL Industries Inc.	21,640
	Total Chemicals	31,944

	Commercial Banks – 2.9%

200	Affiliated Managers Group Inc., (1)	22,280

250	Provident Bankshares Corporation	8,860
	Total Commercial Banks	31,140

	Commercial Services & Supplies – 8.0%

600	Apollo Group, Inc., (1)	26,040

300	Getty Images Inc., (1)	14,772

1,300	Hewitt Associates Inc., Class A, (1)	35,022

500	Rollins Inc.	10,910
	Total Commercial Services & Supplies	86,744

	Computers & Peripherals – 3.6%

1,350	McAfee Inc., (1)	39,501
	Construction & Engineering – 2.2%

800	Chicago Bridge & Iron Company N.V.	23,776
	Diversified Financial Services – 1.2%

1,000	Bisys Group Inc., (1)	12,770
	Diversified Telecommunication Services – 3.1%

600	Embarq Corporation	33,306
	Food Products – 4.2%

1,400	Fresh Del Monte Produce Inc.	21,560

750	Pilgrim’s Pride Corporation	23,753
	Total Food Products	45,313

	Health Care Equipment & Supplies – 4.6%

350	Beckman Coulter, Inc.	22,582

400	Express Scripts, Inc., (1)	27,808
	Total Health Care Equipment & Supplies	50,390

	Health Care Providers & Services – 3.8%

200	Mentor Corporation	10,198

600	Quest Diagnostics Incorporated	31,488
	Total Health Care Providers & Services	41,686

6

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund (continued)

January 31, 2007

Shares	Description	Value

	Hotels, Restaurants & Leisure – 3.9%

750	Brinker International Inc.	$23,663

500	Speedway Motorsports Inc.	19,290
	Total Hotels, Restaurants & Leisure	42,953

	Household Durables – 3.5%

250	Black & Decker Corporation	21,820

800	Blyth Inc.	16,632
	Total Household Durables	38,452

	Insurance – 2.9%

600	Mercury General Corporation	31,296
	Internet Software & Services – 5.2%

1,500	Check Point Software Technology Limited, (1)	35,790

1,500	United Online, Inc.	21,060
	Total Internet Software & Services	56,850

	IT Services – 4.0%

900	infoUSA Inc.	10,809

1,500	Websense Inc., (1)	32,475
	Total IT Services	43,284

	Media – 6.3%

700	Lee Enterprises Inc.	23,261

1,000	Live Nation Inc., (1)	24,680

900	New York Times, Class A	20,781
	Total Media	68,722

	Oil, Gas & Consumable Fuels – 1.9%

500	Pioneer Natural Resources Company	20,500
	Pharmaceuticals – 4.1%

600	Medicis Pharmaceutical Corporation	22,758

800	Watson Pharmaceuticals Inc., (1)	21,776
	Total Pharmaceuticals	44,534

	Semiconductors & Equipment – 4.8%

600	Cree, Inc., (1)	9,228

800	Semtech Corporation, (1)	10,960

1,000	Silicon Laboratories Inc., (1)	32,110
	Total Semiconductors & Equipment	52,298

	Software – 4.2%

1,600	BEA Systems, Inc., (1)	19,728

1,100	InfoSpace, Inc., (1)	25,564
	Total Software	45,292

7

Shares	Description	Value

	Specialty Retail – 9.9%

500	Aeropostale, Inc., (1)	$17,970

6,300	Blockbuster Inc., (1)	40,886

400	Charlotte Russe Holdings Inc., (1)	12,220

3,500	Pier 1 Imports, Inc.	23,695

300	Regis Corporation	12,537
	Total Specialty Retail	107,308

	Textiles, Apparel & Luxury Goods – 3.1%

1,100	Wolverine World Wide Inc.	33,847
	Thrifts & Mortgage Finance – 1.6%

600	Astoria Financial Corporation	17,754
	Total Investments (cost $980,531) – 96.1%	1,044,808

	Other Assets Less Liabilities – 3.9%	42,905

	Net Assets – 100%	$1,087,713

(1)	Non-income producing.

See accompanying notes to financial statements.

8

Statement of Assets and Liabilities (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

January 31, 2007

Assets
Investments, at value (cost $980,531)	$1,044,808
Cash	38,064
Receivables:
Dividends	159
From Adviser	14,672
Investments sold	10,412
Total assets	1,108,115
Liabilities
Payable for investments purchased	7,557
Accrued expenses:
12b-1 distribution and service fees	507
Other	12,338
Total liabilities	20,402
Net assets	$1,087,713
Class A Shares
Net assets	$272,751
Shares outstanding	12,500
Net asset value per share	$21.82
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$23.15
Class B Shares
Net assets	$270,994
Shares outstanding	12,500
Net asset value and offering price per share	$21.68
Class C Shares
Net assets	$270,994
Shares outstanding	12,500
Net asset value and offering price per share	$21.68
Class R Shares
Net assets	$272,974
Shares outstanding	12,500
Net asset value and offering price per share	$21.84

Net Assets Consist of:
Capital paid-in	$998,622
Undistributed (Over-distribution of) net investment income (loss)	(2,161)
Accumulated net realized gain (loss) from investments	26,975
Net unrealized appreciation (depreciation) of investments	64,277
Net assets	$1,087,713

See accompanying notes to financial statements.

9

Statement of Operations (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

Six Months Ended January 31, 2007

Investment Income	$5,843
Expenses
Management fees	5,085
12b-1 service fees – Class A	323
12b-1 distribution and service fees – Class B	1,287
12b-1 distribution and service fees – Class C	1,287
Shareholders’ servicing agent fees and expenses	110
Custodian’s fees and expenses	5,695
Trustees’ fees and expenses	32
Professional fees	15,975
Shareholders’ reports – printing and mailing expenses	6,135
Federal and state registration fees	53
Other expenses	16
Total expenses before custodian fee credit and expense reimbursement	35,998
Custodian fee credit	(1,271)
Expense reimbursement	(26,724)
Net expenses	8,003
Net investment income (loss)	(2,160)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	39,298
Net change in unrealized appreciation (depreciation) of investments	118,271
Net realized and unrealized gain (loss)	157,569
Net increase (decrease) in net assets from operations	$155,409

See accompanying notes to financial statements.

10

Statement of Changes in Net Assets (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

	Six Months Ended 1/31/07	For the Period March 28, 2006 (commencement of operations) through July 31, 2006
Operations
Net investment income (loss)	$(2,160)	$(1,021)
Net realized gain (loss) from investments	39,298	3,917
Net change in unrealized appreciation (depreciation) of investments	118,271	(53,994)
Net increase (decrease) in net assets from operations	155,409	(51,098)
Distributions to Shareholders
From net investment income:
Class A	—	—
Class B	—	—
Class C	—	—
Class R	(358)	—
From accumulated net realized gains:
Class A	(4,060)	—
Class B	(4,060)	—
Class C	(4,060)	—
Class R	(4,060)	—
Decrease in net assets from distributions to shareholders	(16,598)	—
Fund Share Transactions
Proceeds from sale of shares	—	1,000,000
Net increase (decrease) in net assets from Fund share transactions	—	1,000,000
Net increase (decrease) in net assets	138,811	948,902
Net assets at the beginning of period	948,902	—
Net assets at the end of period	$1,087,713	$948,902
Undistributed (Over-distribution of) net investment income at the end of period	$(2,161)	$357

See accompanying notes to financial statements.

11

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Santa Barbara Growth Opportunities Fund (the “Fund”), among others. The Trust was organized as a Massachusetts business trust in 1997.

The Fund ordinarily invests its assets in equity securities of companies with small- to mid-sized market capitalizations at the time of purchase (currently from $50 million to $20 billion) in an attempt to provide long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2007, the Fund had no such outstanding purchase commitments.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes

The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program

The Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments

The Fund is authorized to invest in certain derivative financial instruments. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not invest in any such investments during the six months ended January 31, 2007.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Expense Allocation

Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

12

Notes to Financial Statements (Unaudited) (continued)

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Six Months Ended 1/31/07		For the Period March 28, 2006 (commencement of operations) through July 31, 2006
	Shares	Amount	Shares	Amount
Shares sold:
Class A	—	$—	12,500	$250,000
Class B	—	—	12,500	250,000
Class C	—	—	12,500	250,000
Class R	—	—	12,500	250,000
Net increase (decrease)	—	$—	50,000	$1,000,000

3. Investment Transactions

Purchases and sales (excluding short-term investments) during the six months ended January 31, 2007, aggregated $407,730 and $437,968, respectively.

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

At January 31, 2007, the cost of investments was $980,531.

The net unrealized appreciation of investments at January 31, 2007, aggregated $64,277 of which $109,457 related to appreciated securities and $45,180 related to depreciated securities.

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2006, the Fund’s last tax year end, were as follows:

Undistributed net ordinary income*	$4,274
Undistributed net long-term capital gains	—

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

5. Management Fee and Other Transactions with Affiliates

The Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

13

The annual fund-level fee, payable monthly, for the Fund is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.8000%
For the next $125 million	.7875
For the next $250 million	.7750
For the next $500 million	.7625
For the next $1 billion	.7500
For net assets over $2 billion	.7250

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2007, the complex-level fee rate was .1844%.

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (‘‘Managed Assets’’ means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen sponsored funds in the U.S.

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Santa Barbara Asset Management (“Santa Barbara”), a wholly owned subsidiary of Nuveen, under which Santa Barbara manages the investment portfolio of the Fund. Santa Barbara is compensated for its services to the Fund from the management fee paid to the Adviser.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of the Fund through November 30, 2009, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.25% of the average daily net assets of the Fund, and from exceeding 1.50% after November 30, 2009. The Adviser may also voluntarily reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

At January 31, 2007, Nuveen owned all shares of each class of the Fund.

During the six months ended January 31, 2007, Nuveen Investments, LLC, a wholly owned subsidiary of Nuveen retained all 12b-1 fees.

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund’s last NAV calculations in the first required financial statement reporting period. As a result, the Fund must begin to incorporate FIN 48 into its NAV calculation by July 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Fund.

14

Notes to Financial Statements (Unaudited) (continued)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

15

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout the period:

Class (Inception Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
SANTA BARBARA GROWTH OPPORTUNITIES											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
Class A (3/06)
2007(f)	$19.00	$(.01)	$3.15	$3.14	$—	$(.32)	$(.32)	$21.82	16.63%	$273	6.67	%*	(5.53	)%*	1.48	%*	(.35	)%*	1.24	%*	(.11	)%*	42%
2006(e)	20.00	—	(1.00)	(1.00)	—	—	—	19.00	(5.00)	237	6.29	*	(4.93	)*	1.49	*	(.13	)*	1.35	*	.01	*	14
Class B (3/06)
2007(f)	18.95	(.09)	3.14	3.05	—	(.32)	(.32)	21.68	16.20	271	7.41	*	(6.28	)*	2.24	*	(1.11	)*	1.99	*	(.86	)*	42
2006(e)	20.00	(.05)	(1.00)	(1.05)	—	—	—	18.95	(5.25)	237	7.04	*	(5.68	)*	2.24	*	(.88	)*	2.10	*	(.74	)*	14
Class C (3/06)
2007(f)	18.95	(.09)	3.14	3.05	—	(.32)	(.32)	21.68	16.20	271	7.41	*	(6.28	)*	2.24	*	(1.11	) *	1.99	*	(.86	)*	42
2006(e)	20.00	(.05)	(1.00)	(1.05)	—	—	—	18.95	(5.25)	237	7.04	*	(5.68	)*	2.24	*	(.88	)*	2.10	*	(.74	)*	14
Class R (3/06)
2007(f)	19.02	.02	3.15	3.17	(.03)	(.32)	(.35)	21.84	16.77	273	6.41	*	(5.28	)*	1.23	*	(.10	)*	.99	*	.15	*	42
2006(e)	20.00	.02	(1.00)	(.98)	—	—	—	19.02	(4.90)	238	6.03	*	(4.67	)*	1.24	*	.13	*	1.10	*	.26	*	14

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the period ended March 28, 2006 (commencement of operations) through July 31, 2006.
(f)	For the six months ended January 31, 2007.

See accompanying notes to financial statements.

16

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Santa Barbara Asset Management 200 East Carrillo Street Suite 300 Santa Barbara, CA 93101	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Quarterly Portfolio of Investments and Proxy Voting information: The Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

17

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $162 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

•	Share prices

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MSA-SBGOP-0107D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this registrant.

Item 6. Schedule of Investments

See Portfolio of Investments in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By	(Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger Vice President and Secretary

Date April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date April 9, 2007

By	(Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date Aprl 9, 2007

*	Print the name and title of each signing officer under his or her signature.